UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Contrafund®

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Contrafund	.65%
Actual		$ 1,000.00	$ 1,050.80	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class K	.55%
Actual		$ 1,000.00	$ 1,051.30	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.4	5.0
Apple, Inc.	4.0	3.4
Facebook, Inc. Class A	3.9	3.3
Wells Fargo & Co.	3.6	3.5
Biogen, Inc.	3.0	2.6
The Walt Disney Co.	2.3	2.0
Google, Inc. Class A	2.1	2.8
Google, Inc. Class C	2.0	2.8
Visa, Inc. Class A	1.9	1.7
Gilead Sciences, Inc.	1.9	1.7
	29.1
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.6
Consumer Discretionary	19.0	15.7
Health Care	18.1	17.8
Financials	16.2	18.6
Industrials	6.9	7.4
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 97.6%		Stocks 98.4%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 1.2%		Convertible Securities 0.6%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	9.7%	** Foreign investments	10.1%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.1%
Delphi Automotive PLC	522,900	$ 44,494
Motherson Sumi Systems Ltd.	1,374,677	11,219
		55,713
Automobiles - 1.3%
General Motors Co.	9,425,800	314,162
Mahindra & Mahindra Ltd. (a)	4,327,351	87,309
Maruti Suzuki India Ltd. (a)	1,468,248	96,781
Tesla Motors, Inc. (a)(e)	3,340,205	896,043
		1,394,295
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	771,021	44,565
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	3,772,938	116,848
Cara Operations Ltd. (a)	398,600	11,010
Chipotle Mexican Grill, Inc. (a)(f)	1,914,832	1,158,454
Darden Restaurants, Inc.	1,268,473	90,163
Domino's Pizza, Inc.	1,450,072	164,438
Dunkin' Brands Group, Inc. (e)	1,985,887	109,224
Hilton Worldwide Holdings, Inc. (a)	3,403,092	93,755
Marriott International, Inc. Class A	6,613,492	491,978
Papa John's International, Inc.	26,200	1,981
Starbucks Corp.	37,185,092	1,993,679
Whitbread PLC	4,883,928	379,550
Wingstop, Inc.	197,200	5,600
Zoe's Kitchen, Inc. (a)(e)	332,400	13,608
		4,630,288
Household Durables - 0.3%
Harman International Industries, Inc.	956,356	113,749
Leggett & Platt, Inc.	705,800	34,358
Lennar Corp. Class A	890,100	45,431
Mohawk Industries, Inc. (a)	535,671	102,260
Sony Corp.	2,153,500	61,153
		356,951
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	4,065,562	1,764,820
ASOS PLC (a)(e)	398,300	24,276
Etsy, Inc. (e)	834,085	11,719
Netflix, Inc. (a)	1,020,080	670,131
Priceline Group, Inc. (a)	721,329	830,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	3,729,467	$ 324,986
Wayfair LLC Class A	1,490,909	56,118
		3,682,567
Leisure Products - 0.1%
Mattel, Inc.	2,458,400	63,156
Media - 3.9%
Charter Communications, Inc. Class A (a)(e)	716,100	122,632
Comcast Corp. Class A	2,057,431	123,734
DISH Network Corp. Class A (a)	686,817	46,504
Entertainment One Ltd.	296,767	1,660
Grupo Televisa SA de CV (CPO) sponsored ADR	1,935,100	75,121
Legend Pictures LLC (a)(j)(l)	98,977	233,986
Liberty Broadband Corp.:
Class A (a)	430,200	21,927
Class C (a)	1,104,148	56,488
Liberty Global PLC:
Class A (a)	6,585,799	356,094
Class C (a)	4,658,369	235,853
Liberty Media Corp.:
Class A (a)	294,700	10,621
Class C (a)	5,306,691	190,510
Lions Gate Entertainment Corp.	1,482,314	54,920
Naspers Ltd. Class N	701,800	109,314
Rightmove PLC	651,645	33,553
Starz Series A (a)	850,595	38,039
The Walt Disney Co.	22,906,681	2,614,569
Time Warner, Inc.	266,500	23,295
Weinstein Co. Holdings LLC Class A-1 (a)(j)(l)	41,234	11,710
		4,360,530
Multiline Retail - 0.3%
B&M European Value Retail S.A.	11,035,779	59,459
Dollar Tree, Inc. (a)	2,067,700	163,328
Dollarama, Inc.	1,374,565	83,310
		306,097
Specialty Retail - 3.1%
AutoNation, Inc. (a)	369,800	23,290
AutoZone, Inc. (a)	417,952	278,732
DavidsTea, Inc.	139,600	3,000
Foot Locker, Inc.	1,098,200	73,590
Home Depot, Inc.	4,043,360	449,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	277,235	$ 23,767
O'Reilly Automotive, Inc. (a)	2,384,082	538,755
Restoration Hardware Holdings, Inc. (a)	1,000	98
Signet Jewelers Ltd.	1,002,918	128,614
TJX Companies, Inc.	27,866,852	1,843,950
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	738,171	114,011
Williams-Sonoma, Inc.	140,400	11,551
		3,488,697
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. Class B	17,502,183	1,890,586
Under Armour, Inc. Class A (sub. vtg.) (a)	9,601,493	801,149
		2,691,735
TOTAL CONSUMER DISCRETIONARY		21,074,594
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	503,818	116,881
Monster Beverage Corp. (a)	902,769	120,989
The Coca-Cola Co.	6,258,276	245,512
		483,382
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,456,012	62,286
Costco Wholesale Corp.	4,900,284	661,832
CVS Health Corp.	13,090,238	1,372,904
Diplomat Pharmacy, Inc.	1,657,686	74,181
Sprouts Farmers Market LLC (a)	1,213,913	32,751
		2,203,954
Food Products - 0.9%
Associated British Foods PLC	13,079,175	590,009
Kraft Foods Group, Inc.	140,400	11,954
Mondelez International, Inc.	5,910,017	243,138
Pinnacle Foods, Inc.	1,234,500	56,219
The Hain Celestial Group, Inc. (a)	1,319,402	86,896
		988,216
Household Products - 1.5%
Colgate-Palmolive Co.	26,380,584	1,725,554
Procter & Gamble Co.	222,410	17,401
		1,742,955
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
AMOREPACIFIC Group, Inc.	141,850	$ 23,693
Coty, Inc. Class A	468,200	14,968
Estee Lauder Companies, Inc. Class A	15,348,704	1,330,119
Hengan International Group Co. Ltd.	936,500	11,127
L'Oreal SA	257,374	45,909
		1,425,816
TOTAL CONSUMER STAPLES		6,844,323
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	2,358,341	203,265
Oil, Gas & Consumable Fuels - 1.4%
Americas Petrogas, Inc. (a)(g)	3,560,563	727
Birchcliff Energy Ltd. (a)(g)	686,127	3,829
Birchcliff Energy Ltd. (a)	4,412,178	24,622
Concho Resources, Inc. (a)	375,820	42,791
Continental Resources, Inc. (a)	1,114,761	47,255
EOG Resources, Inc.	6,148,122	538,268
Kinder Morgan, Inc.	1,957,322	75,142
Marathon Petroleum Corp.	2,243,100	117,337
Newfield Exploration Co. (a)	93,693	3,384
Noble Energy, Inc.	12,467,860	532,128
Pioneer Natural Resources Co.	139,700	19,375
Tesoro Corp.	781,600	65,975
Valero Energy Corp.	1,497,700	93,756
		1,564,589
TOTAL ENERGY		1,767,854
FINANCIALS - 16.0%
Banks - 7.8%
Bank of America Corp.	36,941,969	628,752
Bank of Ireland (a)	1,331,502,017	538,290
Citigroup, Inc.	14,373,174	793,974
HDFC Bank Ltd. sponsored ADR	7,472,661	452,320
JPMorgan Chase & Co.	13,924,338	943,513
Kotak Mahindra Bank Ltd.	2,380,105	51,895
Metro Bank PLC Class A (a)(f)(l)	4,680,628	106,786
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
PT Bank Central Asia Tbk	56,035,100	$ 56,739
U.S. Bancorp	24,283,191	1,053,890
Virgin Money Holdings Uk PLC (a)	9,107,200	63,034
Wells Fargo & Co.	70,817,769	3,982,791
		8,671,984
Capital Markets - 1.5%
BlackRock, Inc. Class A	1,730,963	598,879
Charles Schwab Corp.	7,801,750	254,727
Goldman Sachs Group, Inc.	1,186,384	247,705
Morgan Stanley	10,373,482	402,387
Oaktree Capital Group LLC Class A	2,399,772	127,620
		1,631,318
Consumer Finance - 0.2%
American Express Co.	3,517,325	273,366
Credit Acceptance Corp. (a)	25,399	6,253
		279,619
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class A (a)	23,897	4,895,299
McGraw Hill Financial, Inc.	4,915,976	493,810
		5,389,109
Insurance - 1.4%
ACE Ltd.	1,828,713	185,944
AIA Group Ltd.	81,196,200	531,598
Direct Line Insurance Group PLC	10,671,095	56,303
Fairfax Financial Holdings Ltd. (sub. vtg.)	199,522	98,384
Marsh & McLennan Companies, Inc.	5,764,416	326,842
The Chubb Corp.	3,328,812	316,703
The Travelers Companies, Inc.	332,315	32,122
		1,547,896
Real Estate Investment Trusts - 0.3%
American Tower Corp.	2,027,914	189,184
Equity Residential (SBI)	2,034,874	142,787
		331,971
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (l)	644,857	21,209
TOTAL FINANCIALS		17,873,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.0%
Biotechnology - 7.1%
Aduro Biotech, Inc.	476,600	$ 14,455
Agios Pharmaceuticals, Inc. (a)	1,331,889	148,026
Alexion Pharmaceuticals, Inc. (a)	985,800	178,203
Alnylam Pharmaceuticals, Inc. (a)	302,400	36,249
Amgen, Inc.	2,598,297	398,891
Biogen, Inc. (a)	8,339,383	3,368,610
BioMarin Pharmaceutical, Inc. (a)	416,700	56,996
bluebird bio, Inc. (a)	516,180	86,909
Blueprint Medicines Corp.	172,460	4,568
Celgene Corp. (a)	5,263,375	609,157
Celldex Therapeutics, Inc. (a)	423,600	10,683
Cellectis SA sponsored ADR	660,100	23,816
Cidara Therapeutics, Inc.	343,600	4,817
Coherus BioSciences, Inc.	211,890	6,124
Dyax Corp. (a)	1,850,170	49,030
Exact Sciences Corp. (a)(e)	2,072,762	61,644
Genmab A/S (a)	151,000	13,133
Gilead Sciences, Inc.	18,123,882	2,121,944
Insmed, Inc. (a)	535,000	13,065
Karyopharm Therapeutics, Inc. (a)	587,466	15,985
Medivation, Inc. (a)	1,816,201	207,410
Neurocrine Biosciences, Inc. (a)	1,317,408	62,919
OvaScience, Inc. (a)	550,173	15,917
Receptos, Inc. (a)	1,030,045	195,760
Regeneron Pharmaceuticals, Inc. (a)	365,009	186,202
Repligen Corp. (a)	654,397	27,007
Sage Therapeutics, Inc.	136,157	9,939
TESARO, Inc. (a)	171,449	10,079
		7,937,538
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	1,224,962	173,516
Boston Scientific Corp. (a)	27,317,402	483,518
C.R. Bard, Inc.	519,969	88,759
DexCom, Inc. (a)	2,454,458	196,308
ICU Medical, Inc. (a)	121,700	11,642
Medtronic PLC	7,751,708	574,402
Nevro Corp.	255,062	13,710
Stryker Corp.	2,240,716	214,145
Zimmer Biomet Holdings, Inc.	2,615,584	285,700
		2,041,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.2%
Aetna, Inc.	3,724,672	$ 474,747
AmerisourceBergen Corp.	5,564,960	591,778
Anthem, Inc.	2,491,447	408,946
Cardinal Health, Inc.	962,986	80,554
Cigna Corp.	2,412,203	390,777
HCA Holdings, Inc. (a)	2,221,144	201,502
Henry Schein, Inc. (a)	3,037,404	431,676
Team Health Holdings, Inc. (a)	187,200	12,230
Teladoc, Inc.	272,100	5,170
UnitedHealth Group, Inc.	16,623,392	2,028,054
Universal Health Services, Inc. Class B	718,088	102,040
		4,727,474
Health Care Technology - 0.7%
Cerner Corp. (a)	10,809,102	746,477
Life Sciences Tools & Services - 1.6%
Eurofins Scientific SA	106,699	32,486
Illumina, Inc. (a)	1,112,971	243,028
Mettler-Toledo International, Inc. (a)(f)	2,177,038	743,371
Thermo Fisher Scientific, Inc.	4,093,457	531,167
Waters Corp. (a)	1,350,414	173,366
		1,723,418
Pharmaceuticals - 2.6%
Allergan PLC (a)	24,414	7,409
Astellas Pharma, Inc.	15,981,700	227,937
Bayer AG	942,559	131,929
Bristol-Myers Squibb Co.	12,739,888	847,712
Johnson & Johnson	10,726,803	1,045,434
Novartis AG sponsored ADR	561,700	55,238
Novo Nordisk A/S Series B	3,667,538	201,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,600,590	390,095
		2,907,010
TOTAL HEALTH CARE		20,083,617
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	290,142	29,586
Rockwell Collins, Inc.	73,500	6,788
The Boeing Co.	2,546,425	353,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	271,811	$ 61,068
United Technologies Corp.	184,700	20,489
		471,171
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	941,489	58,739
FedEx Corp.	4,096,371	698,022
XPO Logistics, Inc. (a)(e)	637,818	28,817
		785,578
Airlines - 0.9%
American Airlines Group, Inc.	642,900	25,674
Delta Air Lines, Inc.	1,404,019	57,677
Ryanair Holdings PLC sponsored ADR	5,010,106	357,471
Southwest Airlines Co.	12,885,325	426,375
United Continental Holdings, Inc. (a)	2,362,951	125,260
		992,457
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	614,685	11,575
Toto Ltd.	4,363,000	78,643
		90,218
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	2,752,645	368,607
Electrical Equipment - 0.0%
Nidec Corp.	8,700	651
Sensata Technologies Holding BV (a)	133,407	7,036
		7,687
Industrial Conglomerates - 2.0%
3M Co.	6,545,664	1,009,996
Danaher Corp.	8,929,936	764,313
General Electric Co.	15,628,100	415,239
		2,189,548
Machinery - 0.6%
Deere & Co.	1,836,200	178,203
Fanuc Corp.	207,800	42,584
Illinois Tool Works, Inc.	3,331,122	305,764
Minebea Ltd.	1,968,000	32,498
PACCAR, Inc.	2,314,030	147,658
Snap-On, Inc.	54,859	8,736
		715,443
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.2%
Equifax, Inc.	942,773	$ 91,534
Robert Half International, Inc.	2,199,373	122,065
Verisk Analytics, Inc. (a)	159,200	11,583
		225,182
Road & Rail - 1.4%
Canadian Pacific Railway Ltd. (e)	4,316,320	691,233
J.B. Hunt Transport Services, Inc.	732,052	60,094
Union Pacific Corp.	8,126,320	775,007
		1,526,334
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (f)(g)	1,569,873	53,219
Class A (f)	6,016,870	203,972
HD Supply Holdings, Inc. (a)	382,636	13,461
		270,652
TOTAL INDUSTRIALS		7,642,877
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	1,453,719	44,353
F5 Networks, Inc. (a)	152,533	18,357
Palo Alto Networks, Inc. (a)	768,062	134,180
QUALCOMM, Inc.	4,976,006	311,647
		508,537
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A (f)	26,889,383	1,558,778
CDW Corp.	417,706	14,319
Fitbit, Inc.	857,230	32,772
IPG Photonics Corp. (a)(e)	702,978	59,876
Keyence Corp.	104,000	56,136
		1,721,881
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (a)	2,718,483	189,804
Alibaba Group Holding Ltd. sponsored ADR	2,288,955	188,312
Cimpress NV (a)	568,581	47,852
Constant Contact, Inc. (a)(f)	2,129,868	61,255
Dropbox, Inc. (a)(l)	5,464,028	88,900
eBay, Inc. (a)	1,372,000	82,649
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	50,515,862	$ 4,332,493
Google, Inc.:
Class A (a)	4,294,487	2,319,195
Class C	4,275,564	2,225,474
JUST EAT Ltd. (a)	6,558,898	41,923
LendingClub Corp. (e)	3,703,100	54,621
LinkedIn Corp. Class A (a)	281,158	58,096
LogMeIn, Inc. (a)	908,727	58,604
Shopify, Inc. Class A	143,600	4,873
Stamps.com, Inc. (a)	47,996	3,531
Tencent Holdings Ltd.	6,945,200	138,880
Yahoo!, Inc. (a)	5,455,839	214,360
		10,110,822
IT Services - 5.2%
Alliance Data Systems Corp. (a)	1,036,857	302,700
ASAC II LP (a)(l)	39,494,500	641,548
Cognizant Technology Solutions Corp. Class A (a)	4,524,600	276,408
Fidelity National Information Services, Inc.	2,289,261	141,476
Fiserv, Inc. (a)	3,686,520	305,354
FleetCor Technologies, Inc. (a)	1,329,547	207,489
Gartner, Inc. Class A (a)	981,077	84,157
MasterCard, Inc. Class A	18,146,590	1,696,343
Total System Services, Inc.	1,166,874	48,740
Visa, Inc. Class A	31,642,572	2,124,799
		5,829,014
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	3,028,419	194,379
ARM Holdings PLC	3,995,100	65,375
ARM Holdings PLC sponsored ADR	221,600	10,918
ASML Holding NV	816,357	85,007
Avago Technologies Ltd.	4,803,988	638,594
Broadcom Corp. Class A	4,654,007	239,635
Cavium, Inc. (a)	581,188	39,992
Freescale Semiconductor, Inc. (a)	7,473,697	298,724
Inphi Corp. (a)	757,716	17,321
Linear Technology Corp.	88,964	3,935
M/A-COM Technology Solutions Holdings, Inc. (a)(e)	2,529,032	96,735
NXP Semiconductors NV (a)	3,944,153	387,316
Qorvo, Inc. (a)	3,052,616	245,033
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	3,275,177	$ 340,946
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (e)	7,063,239	160,406
		2,824,316
Software - 4.4%
Activision Blizzard, Inc.	5,576,474	135,006
Adobe Systems, Inc. (a)	6,596,486	534,381
Check Point Software Technologies Ltd. (a)	906,456	72,109
Electronic Arts, Inc. (a)	2,503,100	166,456
Fleetmatics Group PLC (a)	284,800	13,337
Informatica Corp. (a)	772,300	37,433
Intuit, Inc.	4,275,952	430,888
Microsoft Corp.	19,238,252	849,369
Mobileye NV (a)(e)	7,560,515	401,993
Qlik Technologies, Inc. (a)	2,991,781	104,593
Red Hat, Inc. (a)	1,121,180	85,131
Salesforce.com, Inc. (a)	21,073,314	1,467,335
ServiceNow, Inc. (a)	2,214,340	164,548
Symantec Corp.	1,606,691	37,356
Tableau Software, Inc. (a)	706,800	81,494
Trion World Network, Inc.:
warrants 8/10/17 (a)(l)	124,282	0*
warrants 10/3/18 (a)(l)	181,908	0*
Ultimate Software Group, Inc. (a)	980,455	161,128
Workday, Inc. Class A (a)	2,550,395	194,825
Xero Ltd. (a)(e)	564,105	6,900
		4,944,282
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	35,699,550	4,477,616
TOTAL INFORMATION TECHNOLOGY		30,416,468
MATERIALS - 3.0%
Chemicals - 2.2%
Agrium, Inc. (e)	484,727	51,372
Air Products & Chemicals, Inc.	510,290	69,823
Celanese Corp. Class A	240,700	17,302
CF Industries Holdings, Inc.	5,055,020	324,937
Ecolab, Inc.	2,308,585	261,032
LyondellBasell Industries NV Class A	112,300	11,625
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	1,159,093	$ 123,548
Olin Corp. (e)	841,213	22,671
Platform Specialty Products Corp. (a)	2,943,700	75,300
PPG Industries, Inc.	8,064,412	925,149
Sherwin-Williams Co.	2,287,298	629,053
		2,511,812
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	618,000	87,453
Containers & Packaging - 0.4%
Ball Corp.	1,255,492	88,073
MeadWestvaco Corp.	967,565	45,659
Rock-Tenn Co. Class A	2,420,019	145,685
Sealed Air Corp.	2,732,225	140,382
		419,799
Metals & Mining - 0.3%
B2Gold Corp. (a)(f)	56,205,524	85,951
Franco-Nevada Corp.	3,170,680	151,223
Ivanhoe Mines Ltd. (a)	9,650,936	6,954
Ivanhoe Mines Ltd. (a)(g)	16,068,594	11,579
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(g)	22,636,300	272
Novagold Resources, Inc. (a)	2,963,333	10,178
Randgold Resources Ltd. sponsored ADR	105,613	7,071
Tahoe Resources, Inc.	4,519,656	54,786
		328,014
TOTAL MATERIALS		3,347,078
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	1,241,100	48,117
TOTAL COMMON STOCKS (Cost $61,564,455)		109,098,034
Preferred Stocks - 1.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(l)	578,817	$ 53,885
Series E (h)(l)	388,853	36,200
		90,085
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(l)	1,228,555	2,199
TOTAL CONSUMER DISCRETIONARY		92,284
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(l)	4,329,591	57,700
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (l)	5,803,713	190,882
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (l)	664,987	7,200
Intarcia Therapeutics, Inc. Series CC (a)(l)	2,100,446	65,366
		72,566
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (l)	558,215	43,239
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(l)	1,260,898	20,515
Series C (a)(l)	698,385	11,363
Pinterest, Inc.:
Series E, 8.00% (a)(l)	10,968,216	393,709
Series F, 8.00% (l)	691,144	24,809
Series G, 8.00% (l)	860,255	30,879
Uber Technologies, Inc. Series D, 8.00% (l)	4,868,916	162,221
		643,496
IT Services - 0.0%
Nutanix, Inc. Series E (l)	3,060,752	51,604
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Cloudera, Inc. Series F (a)(l)	1,316,883	$ 28,221
Cloudflare, Inc. Series D (l)	4,303,714	30,317
Trion World Network, Inc.:
Series C, 8.00% (a)(l)	3,950,196	2,291
Series C-1, 8.00% (a)(l)	310,705	180
Series D, 8.00% (a)(l)	333,435	193
Twilio, Inc. Series E (l)	2,935,814	33,204
		94,406
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(l)	2,007,356	37,477
TOTAL INFORMATION TECHNOLOGY		826,983
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (l)	2,538,649	31,200
TOTAL CONVERTIBLE PREFERRED STOCKS		1,314,854
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series P, 6.25%	1,176,233	29,300
TOTAL PREFERRED STOCKS (Cost $935,151)		1,344,154
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (l)		$ 1,402	1,402
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	$ 16,129
TOTAL CORPORATE BONDS (Cost $19,249)			17,531
Bank Loan Obligations - 0.1%

INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 6/26/22 (k)		24,880	24,880
Tranche B, term loan 5.25% 10/15/21 (i)		54,307	54,307
			79,187
TOTAL BANK LOAN OBLIGATIONS (Cost $78,520)			79,187
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	984,272,800	984,273
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	867,141,355	867,141
TOTAL MONEY MARKET FUNDS (Cost $1,851,414)		1,851,414
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $64,448,789)		112,390,320
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(587,178)
NET ASSETS - 100%		$ 111,803,142
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,626,000 or 0.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,420,395,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$ 7,200
Airbnb, Inc. Series D	4/16/14	$ 23,565
Airbnb, Inc. Series E	6/29/15	$ 36,200
Altiostar Networks, Inc. Series D	1/7/15	$ 31,200
ASAC II LP	10/10/13	$ 394,945
Blue Apron, Inc. Series D	5/18/15	$ 57,700
Cloudera, Inc. Series F	2/5/14	$ 19,174
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$ 26,827
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 6/10/15	$ 157,014
Security	Acquisition Date	Acquisition Cost (000s)
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 26,058
Nutanix, Inc. Series E	8/26/14	$ 41,003
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 30,879
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Space Exploration Technologies Corp. Series G	1/20/15	$ 43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 1,754
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 1,302
Twilio, Inc. Series E	4/24/15	$ 33,204
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,703
WeWork Companies, Inc. Class A	6/23/15	$ 21,209
WeWork Companies, Inc. Series E	6/23/15	$ 190,882
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,067
Fidelity Securities Lending Cash Central Fund	2,798
Total	$ 3,865
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Air Lease Corp. Class A (144A)	$ 53,907	$ -	$ 52	$ 126	$ 53,219
Air Lease Corp. Class A	208,782	-	2,359	482	203,972
Amphenol Corp. Class A	1,363,053	104,896	15,614	6,654	1,558,778
B2Gold Corp.	93,908	14,817	19,240	-	85,951
Chipotle Mexican Grill, Inc.	1,312,660	13,021	15,013	-	1,158,454
Constant Contact, Inc.	79,053	-	878	-	61,255
Ivanhoe Mines Ltd.	20,530	5,682	12,995	-	-
Ivanhoe Mines Ltd. (144A)	14,107	-	-	-	-
Ivanhoe Mines Ltd. Class A warrants 12/10/15	1,364	-	-	-	-
Metro Bank PLC Class A	96,224	-	-	-	106,786
Mettler-Toledo International, Inc.	663,758	2,196	7,391	-	743,371
Noble Energy, Inc.	1,084,789	-	483,961	6,496	-
Total	$ 4,992,135	$ 140,612	$ 557,503	$ 13,758	$ 3,971,786
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,166,878	$ 20,670,964	$ 157,934	$ 337,980
Consumer Staples	6,902,023	6,844,323	-	57,700
Energy	1,767,854	1,767,854	-	-
Financials	18,093,288	17,236,121	538,290	318,877
Health Care	20,156,183	19,882,361	201,256	72,566
Industrials	7,686,116	7,642,226	651	43,239
Information Technology	31,243,451	29,481,765	204,255	1,557,431
Materials	3,347,078	3,347,078	-	-
Telecommunication Services	79,317	48,117	-	31,200
Corporate Bonds	17,531	-	16,129	1,402
Bank Loan Obligations	79,187	-	79,187	-
Money Market Funds	1,851,414	1,851,414	-	-
Total Investments in Securities:	$ 112,390,320	$ 108,772,223	$ 1,197,702	$ 2,420,395

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,124,119
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 1,181,751
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	308,038
Cost of Purchases	67,642
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,557,431
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 308,038
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 360,655
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	74,991
Cost of Purchases	427,317
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 862,964
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 74,991

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes securities delivered through in-kind transactions. See Note 4 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2015

Assets
Investment in securities, at value (including securities loaned of $861,123) - See accompanying schedule: Unaffiliated issuers (cost $60,868,198)	$ 106,567,120
Fidelity Central Funds (cost $1,851,414)	1,851,414
Other affiliated issuers (cost $1,729,177)	3,971,786
Total Investments (cost $64,448,789)		$ 112,390,320
Cash		352
Receivable for investments sold		502,956
Receivable for fund shares sold		120,500
Dividends receivable		63,699
Interest receivable		1,658
Distributions receivable from Fidelity Central Funds		592
Other receivables		3,902
Total assets		113,083,979

Liabilities
Payable for investments purchased
Regular delivery	$ 206,613
Delayed delivery	36,200
Payable for fund shares redeemed	104,176
Accrued management fee	51,745
Other affiliated payables	11,138
Other payables and accrued expenses	3,824
Collateral on securities loaned, at value	867,141
Total liabilities		1,280,837

Net Assets		$ 111,803,142
Net Assets consist of:
Paid in capital		$ 59,859,059
Undistributed net investment income		287,302
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,715,178
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,941,603
Net Assets		$ 111,803,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015

Contrafund:
Net Asset Value, offering price and redemption price per share ($77,088,743 ÷ 756,067 shares)	$ 101.96

Class K:
Net Asset Value, offering price and redemption price per share ($34,714,399 ÷ 340,573 shares)	$ 101.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015

Investment Income
Dividends (including $13,758 earned from other affiliated issuers)		$ 628,670
Interest		2,260
Income from Fidelity Central Funds		3,865
Total income		634,795

Expenses
Management fee
Basic fee	$ 305,949
Performance adjustment	(27,788)
Transfer agent fees	64,263
Accounting and security lending fees	1,835
Custodian fees and expenses	936
Independent trustees' compensation	232
Appreciation in deferred trustee compensation account	1
Registration fees	371
Audit	165
Legal	91
Miscellaneous	423
Total expenses before reductions	346,478
Expense reductions	(2,377)	344,101
Net investment income (loss)		290,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,085,209
Other affiliated issuers	17,213
Foreign currency transactions	(1,221)
Total net realized gain (loss)		4,101,201
Change in net unrealized appreciation (depreciation) on: Investment securities	1,099,156
Assets and liabilities in foreign currencies	105
Total change in net unrealized appreciation (depreciation)		1,099,261
Net gain (loss)		5,200,462
Net increase (decrease) in net assets resulting from operations		$ 5,491,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 290,694	$ 371,348
Net realized gain (loss)	4,101,201	11,553,943
Change in net unrealized appreciation (depreciation)	1,099,261	(1,979,915)
Net increase (decrease) in net assets resulting from operations	5,491,156	9,945,376
Distributions to shareholders from net investment income	-	(299,409)
Distributions to shareholders from net realized gain	(1,049,457)	(7,375,128)
Total distributions	(1,049,457)	(7,674,537)
Share transactions - net increase (decrease)	(2,174,841)	(3,679,049)
Total increase (decrease) in net assets	2,266,858	(1,408,210)

Net Assets
Beginning of period	109,536,284	110,944,494
End of period (including undistributed net investment income of $287,302 and accumulated net investment loss of $3,392, respectively)	$ 111,803,142	$ 109,536,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 97.97	$ 96.14	$ 77.57	$ 67.45	$ 67.73	$ 58.28
Income from Investment Operations
Net investment income (loss) D	.25	.30	.33	.30	.04	(.02)
Net realized and unrealized gain (loss)	4.69	8.67	25.70	10.66	(.13)	9.86
Total from investment operations	4.94	8.97	26.03	10.96	(.09)	9.84
Distributions from net investment income	-	(.25)	(.13)	(.19)G	(.04)	(.01)
Distributions from net realized gain	(.95)	(6.89)	(7.33)	(.65)G	(.15)	(.38)
Total distributions	(.95)	(7.14)	(7.46)	(.84)	(.19)	(.39)
Net asset value, end of period	$ 101.96	$ 97.97	$ 96.14	$ 77.57	$ 67.45	$ 67.73
Total ReturnB, C	5.08%	9.56%	34.15%	16.26%	(.14)%	16.93%
Ratios to Average Net Assets E, H
Expenses before reductions	.65%A	.64%	.67%	.74%	.81%	.92%
Expenses net of fee waivers, if any	.65%A	.64%	.67%	.74%	.81%	.92%
Expenses net of all reductions	.65%A	.64%	.66%	.74%	.81%	.91%
Net investment income (loss)	.49%A	.31%	.37%	.40%	.06%	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 77,089	$ 75,057	$ 74,962	$ 58,769	$ 54,677	$ 60,498
Portfolio turnover rateF	38%A, I	45%I	46%	48%	55%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 97.90	$ 96.07	$ 77.51	$ 67.40	$ 67.70	$ 58.25
Income from Investment Operations
Net investment income (loss) D	.30	.40	.42	.39	.12	.06
Net realized and unrealized gain (loss)	4.68	8.68	25.70	10.65	(.14)	9.87
Total from investment operations	4.98	9.08	26.12	11.04	(.02)	9.93
Distributions from net investment income	-	(.36)	(.23)	(.28)G	(.13)	(.01)
Distributions from net realized gain	(.95)	(6.89)	(7.33)	(.65)G	(.15)	(.47)
Total distributions	(.95)	(7.25)	(7.56)	(.93)	(.28)	(.48)
Net asset value, end of period	$ 101.93	$ 97.90	$ 96.07	$ 77.51	$ 67.40	$ 67.70
Total ReturnB, C	5.13%	9.68%	34.30%	16.40%	(.02)%	17.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.55%A	.54%	.56%	.63%	.69%	.79%
Expenses net of fee waivers, if any	.55%A	.54%	.56%	.63%	.69%	.79%
Expenses net of all reductions	.55%A	.54%	.56%	.62%	.69%	.78%
Net investment income (loss)	.59%A	.41%	.48%	.51%	.18%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 34,714	$ 34,479	$ 35,982	$ 25,644	$ 18,047	$ 14,034
Portfolio turnover rateF	38%A, I	45%I	46%	48%	55%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 1,402	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 2,418,993	Discounted cash flow	Discount rate	8.0%	Decrease
		Last transaction price	Transaction price	$7.04 - $93.09 / $38.41	Increase
			Adjusted transaction price	$31.12 - $33.32 / $32.69	Increase
		Market comparable	EV/EBITDA multiple	8.3 - 17.7 / 17.6	Increase

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
			EV/Sales multiple	1.3 - 12.6 / 8.3	Increase
			Discount rate	10.0% - 50.0% / 14.8%	Decrease
			P/B multiple	2.3	Increase
			Discount for lack of marketability	15.0% - 30.0% / 16.8%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,391,603
Gross unrealized depreciation	(752,950)
Net unrealized appreciation (depreciation) on securities	$ 47,638,653

Tax cost	$ 64,751,667

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and in-kind transactions, aggregated $20,593,109 and $22,670,198, respectively.

Redemptions In-Kind. During the period, 12,214 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $1,191,147. The net realized gain of $701,001 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Contrafund	$ 56,131.15
Class K	8,132.05
	$ 64,263

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $296 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,844. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,798, including $28 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $715 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Contrafund expenses during the period in the amount of $1,662.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Contrafund	$ -	$ 183,648
Class K	-	115,761
Total	$ -	$ 299,409
From net realized gain
Contrafund	$ 724,626	$ 5,087,176
Class K	324,831	2,287,952
Total	$ 1,049,457	$ 7,375,128

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Contrafund
Shares sold	35,982	78,564	$ 3,616,244	$ 7,686,692
Reinvestment of distributions	7,108	52,747	696,026	5,058,394
Shares redeemed	(53,113) A	(144,975) B	(5,341,234) A	(14,246,976) B
Net increase (decrease)	(10,023)	(13,664)	$ (1,028,964)	$ (1,501,890)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class K
Shares sold	27,759	75,358	$ 2,789,447	$ 7,395,464
Reinvestment of distributions	3,320	25,089	324,831	2,403,713
Shares redeemed	(42,702) A	(122,804)B	(4,260,155) A	(11,976,336)B
Net increase (decrease)	(11,623)	(22,357)	$ (1,145,877)	$ (2,177,159)

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind)

B Amount includes in-kind redemptions

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CON-USAN-0815
1.787777.112

Fidelity®

Contrafund®-
Class K

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Contrafund	.65%
Actual		$ 1,000.00	$ 1,050.80	$ 3.31
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class K	.55%
Actual		$ 1,000.00	$ 1,051.30	$ 2.80
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.4	5.0
Apple, Inc.	4.0	3.4
Facebook, Inc. Class A	3.9	3.3
Wells Fargo & Co.	3.6	3.5
Biogen, Inc.	3.0	2.6
The Walt Disney Co.	2.3	2.0
Google, Inc. Class A	2.1	2.8
Google, Inc. Class C	2.0	2.8
Visa, Inc. Class A	1.9	1.7
Gilead Sciences, Inc.	1.9	1.7
	29.1
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.6
Consumer Discretionary	19.0	15.7
Health Care	18.1	17.8
Financials	16.2	18.6
Industrials	6.9	7.4
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 97.6%		Stocks 98.4%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 1.2%		Convertible Securities 0.6%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	9.7%	** Foreign investments	10.1%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2015

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.1%
Delphi Automotive PLC	522,900	$ 44,494
Motherson Sumi Systems Ltd.	1,374,677	11,219
		55,713
Automobiles - 1.3%
General Motors Co.	9,425,800	314,162
Mahindra & Mahindra Ltd. (a)	4,327,351	87,309
Maruti Suzuki India Ltd. (a)	1,468,248	96,781
Tesla Motors, Inc. (a)(e)	3,340,205	896,043
		1,394,295
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	771,021	44,565
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	3,772,938	116,848
Cara Operations Ltd. (a)	398,600	11,010
Chipotle Mexican Grill, Inc. (a)(f)	1,914,832	1,158,454
Darden Restaurants, Inc.	1,268,473	90,163
Domino's Pizza, Inc.	1,450,072	164,438
Dunkin' Brands Group, Inc. (e)	1,985,887	109,224
Hilton Worldwide Holdings, Inc. (a)	3,403,092	93,755
Marriott International, Inc. Class A	6,613,492	491,978
Papa John's International, Inc.	26,200	1,981
Starbucks Corp.	37,185,092	1,993,679
Whitbread PLC	4,883,928	379,550
Wingstop, Inc.	197,200	5,600
Zoe's Kitchen, Inc. (a)(e)	332,400	13,608
		4,630,288
Household Durables - 0.3%
Harman International Industries, Inc.	956,356	113,749
Leggett & Platt, Inc.	705,800	34,358
Lennar Corp. Class A	890,100	45,431
Mohawk Industries, Inc. (a)	535,671	102,260
Sony Corp.	2,153,500	61,153
		356,951
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	4,065,562	1,764,820
ASOS PLC (a)(e)	398,300	24,276
Etsy, Inc. (e)	834,085	11,719
Netflix, Inc. (a)	1,020,080	670,131
Priceline Group, Inc. (a)	721,329	830,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	3,729,467	$ 324,986
Wayfair LLC Class A	1,490,909	56,118
		3,682,567
Leisure Products - 0.1%
Mattel, Inc.	2,458,400	63,156
Media - 3.9%
Charter Communications, Inc. Class A (a)(e)	716,100	122,632
Comcast Corp. Class A	2,057,431	123,734
DISH Network Corp. Class A (a)	686,817	46,504
Entertainment One Ltd.	296,767	1,660
Grupo Televisa SA de CV (CPO) sponsored ADR	1,935,100	75,121
Legend Pictures LLC (a)(j)(l)	98,977	233,986
Liberty Broadband Corp.:
Class A (a)	430,200	21,927
Class C (a)	1,104,148	56,488
Liberty Global PLC:
Class A (a)	6,585,799	356,094
Class C (a)	4,658,369	235,853
Liberty Media Corp.:
Class A (a)	294,700	10,621
Class C (a)	5,306,691	190,510
Lions Gate Entertainment Corp.	1,482,314	54,920
Naspers Ltd. Class N	701,800	109,314
Rightmove PLC	651,645	33,553
Starz Series A (a)	850,595	38,039
The Walt Disney Co.	22,906,681	2,614,569
Time Warner, Inc.	266,500	23,295
Weinstein Co. Holdings LLC Class A-1 (a)(j)(l)	41,234	11,710
		4,360,530
Multiline Retail - 0.3%
B&M European Value Retail S.A.	11,035,779	59,459
Dollar Tree, Inc. (a)	2,067,700	163,328
Dollarama, Inc.	1,374,565	83,310
		306,097
Specialty Retail - 3.1%
AutoNation, Inc. (a)	369,800	23,290
AutoZone, Inc. (a)	417,952	278,732
DavidsTea, Inc.	139,600	3,000
Foot Locker, Inc.	1,098,200	73,590
Home Depot, Inc.	4,043,360	449,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	277,235	$ 23,767
O'Reilly Automotive, Inc. (a)	2,384,082	538,755
Restoration Hardware Holdings, Inc. (a)	1,000	98
Signet Jewelers Ltd.	1,002,918	128,614
TJX Companies, Inc.	27,866,852	1,843,950
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	738,171	114,011
Williams-Sonoma, Inc.	140,400	11,551
		3,488,697
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. Class B	17,502,183	1,890,586
Under Armour, Inc. Class A (sub. vtg.) (a)	9,601,493	801,149
		2,691,735
TOTAL CONSUMER DISCRETIONARY		21,074,594
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	503,818	116,881
Monster Beverage Corp. (a)	902,769	120,989
The Coca-Cola Co.	6,258,276	245,512
		483,382
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,456,012	62,286
Costco Wholesale Corp.	4,900,284	661,832
CVS Health Corp.	13,090,238	1,372,904
Diplomat Pharmacy, Inc.	1,657,686	74,181
Sprouts Farmers Market LLC (a)	1,213,913	32,751
		2,203,954
Food Products - 0.9%
Associated British Foods PLC	13,079,175	590,009
Kraft Foods Group, Inc.	140,400	11,954
Mondelez International, Inc.	5,910,017	243,138
Pinnacle Foods, Inc.	1,234,500	56,219
The Hain Celestial Group, Inc. (a)	1,319,402	86,896
		988,216
Household Products - 1.5%
Colgate-Palmolive Co.	26,380,584	1,725,554
Procter & Gamble Co.	222,410	17,401
		1,742,955
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
AMOREPACIFIC Group, Inc.	141,850	$ 23,693
Coty, Inc. Class A	468,200	14,968
Estee Lauder Companies, Inc. Class A	15,348,704	1,330,119
Hengan International Group Co. Ltd.	936,500	11,127
L'Oreal SA	257,374	45,909
		1,425,816
TOTAL CONSUMER STAPLES		6,844,323
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	2,358,341	203,265
Oil, Gas & Consumable Fuels - 1.4%
Americas Petrogas, Inc. (a)(g)	3,560,563	727
Birchcliff Energy Ltd. (a)(g)	686,127	3,829
Birchcliff Energy Ltd. (a)	4,412,178	24,622
Concho Resources, Inc. (a)	375,820	42,791
Continental Resources, Inc. (a)	1,114,761	47,255
EOG Resources, Inc.	6,148,122	538,268
Kinder Morgan, Inc.	1,957,322	75,142
Marathon Petroleum Corp.	2,243,100	117,337
Newfield Exploration Co. (a)	93,693	3,384
Noble Energy, Inc.	12,467,860	532,128
Pioneer Natural Resources Co.	139,700	19,375
Tesoro Corp.	781,600	65,975
Valero Energy Corp.	1,497,700	93,756
		1,564,589
TOTAL ENERGY		1,767,854
FINANCIALS - 16.0%
Banks - 7.8%
Bank of America Corp.	36,941,969	628,752
Bank of Ireland (a)	1,331,502,017	538,290
Citigroup, Inc.	14,373,174	793,974
HDFC Bank Ltd. sponsored ADR	7,472,661	452,320
JPMorgan Chase & Co.	13,924,338	943,513
Kotak Mahindra Bank Ltd.	2,380,105	51,895
Metro Bank PLC Class A (a)(f)(l)	4,680,628	106,786
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
PT Bank Central Asia Tbk	56,035,100	$ 56,739
U.S. Bancorp	24,283,191	1,053,890
Virgin Money Holdings Uk PLC (a)	9,107,200	63,034
Wells Fargo & Co.	70,817,769	3,982,791
		8,671,984
Capital Markets - 1.5%
BlackRock, Inc. Class A	1,730,963	598,879
Charles Schwab Corp.	7,801,750	254,727
Goldman Sachs Group, Inc.	1,186,384	247,705
Morgan Stanley	10,373,482	402,387
Oaktree Capital Group LLC Class A	2,399,772	127,620
		1,631,318
Consumer Finance - 0.2%
American Express Co.	3,517,325	273,366
Credit Acceptance Corp. (a)	25,399	6,253
		279,619
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class A (a)	23,897	4,895,299
McGraw Hill Financial, Inc.	4,915,976	493,810
		5,389,109
Insurance - 1.4%
ACE Ltd.	1,828,713	185,944
AIA Group Ltd.	81,196,200	531,598
Direct Line Insurance Group PLC	10,671,095	56,303
Fairfax Financial Holdings Ltd. (sub. vtg.)	199,522	98,384
Marsh & McLennan Companies, Inc.	5,764,416	326,842
The Chubb Corp.	3,328,812	316,703
The Travelers Companies, Inc.	332,315	32,122
		1,547,896
Real Estate Investment Trusts - 0.3%
American Tower Corp.	2,027,914	189,184
Equity Residential (SBI)	2,034,874	142,787
		331,971
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (l)	644,857	21,209
TOTAL FINANCIALS		17,873,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.0%
Biotechnology - 7.1%
Aduro Biotech, Inc.	476,600	$ 14,455
Agios Pharmaceuticals, Inc. (a)	1,331,889	148,026
Alexion Pharmaceuticals, Inc. (a)	985,800	178,203
Alnylam Pharmaceuticals, Inc. (a)	302,400	36,249
Amgen, Inc.	2,598,297	398,891
Biogen, Inc. (a)	8,339,383	3,368,610
BioMarin Pharmaceutical, Inc. (a)	416,700	56,996
bluebird bio, Inc. (a)	516,180	86,909
Blueprint Medicines Corp.	172,460	4,568
Celgene Corp. (a)	5,263,375	609,157
Celldex Therapeutics, Inc. (a)	423,600	10,683
Cellectis SA sponsored ADR	660,100	23,816
Cidara Therapeutics, Inc.	343,600	4,817
Coherus BioSciences, Inc.	211,890	6,124
Dyax Corp. (a)	1,850,170	49,030
Exact Sciences Corp. (a)(e)	2,072,762	61,644
Genmab A/S (a)	151,000	13,133
Gilead Sciences, Inc.	18,123,882	2,121,944
Insmed, Inc. (a)	535,000	13,065
Karyopharm Therapeutics, Inc. (a)	587,466	15,985
Medivation, Inc. (a)	1,816,201	207,410
Neurocrine Biosciences, Inc. (a)	1,317,408	62,919
OvaScience, Inc. (a)	550,173	15,917
Receptos, Inc. (a)	1,030,045	195,760
Regeneron Pharmaceuticals, Inc. (a)	365,009	186,202
Repligen Corp. (a)	654,397	27,007
Sage Therapeutics, Inc.	136,157	9,939
TESARO, Inc. (a)	171,449	10,079
		7,937,538
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	1,224,962	173,516
Boston Scientific Corp. (a)	27,317,402	483,518
C.R. Bard, Inc.	519,969	88,759
DexCom, Inc. (a)	2,454,458	196,308
ICU Medical, Inc. (a)	121,700	11,642
Medtronic PLC	7,751,708	574,402
Nevro Corp.	255,062	13,710
Stryker Corp.	2,240,716	214,145
Zimmer Biomet Holdings, Inc.	2,615,584	285,700
		2,041,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.2%
Aetna, Inc.	3,724,672	$ 474,747
AmerisourceBergen Corp.	5,564,960	591,778
Anthem, Inc.	2,491,447	408,946
Cardinal Health, Inc.	962,986	80,554
Cigna Corp.	2,412,203	390,777
HCA Holdings, Inc. (a)	2,221,144	201,502
Henry Schein, Inc. (a)	3,037,404	431,676
Team Health Holdings, Inc. (a)	187,200	12,230
Teladoc, Inc.	272,100	5,170
UnitedHealth Group, Inc.	16,623,392	2,028,054
Universal Health Services, Inc. Class B	718,088	102,040
		4,727,474
Health Care Technology - 0.7%
Cerner Corp. (a)	10,809,102	746,477
Life Sciences Tools & Services - 1.6%
Eurofins Scientific SA	106,699	32,486
Illumina, Inc. (a)	1,112,971	243,028
Mettler-Toledo International, Inc. (a)(f)	2,177,038	743,371
Thermo Fisher Scientific, Inc.	4,093,457	531,167
Waters Corp. (a)	1,350,414	173,366
		1,723,418
Pharmaceuticals - 2.6%
Allergan PLC (a)	24,414	7,409
Astellas Pharma, Inc.	15,981,700	227,937
Bayer AG	942,559	131,929
Bristol-Myers Squibb Co.	12,739,888	847,712
Johnson & Johnson	10,726,803	1,045,434
Novartis AG sponsored ADR	561,700	55,238
Novo Nordisk A/S Series B	3,667,538	201,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,600,590	390,095
		2,907,010
TOTAL HEALTH CARE		20,083,617
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	290,142	29,586
Rockwell Collins, Inc.	73,500	6,788
The Boeing Co.	2,546,425	353,240
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	271,811	$ 61,068
United Technologies Corp.	184,700	20,489
		471,171
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	941,489	58,739
FedEx Corp.	4,096,371	698,022
XPO Logistics, Inc. (a)(e)	637,818	28,817
		785,578
Airlines - 0.9%
American Airlines Group, Inc.	642,900	25,674
Delta Air Lines, Inc.	1,404,019	57,677
Ryanair Holdings PLC sponsored ADR	5,010,106	357,471
Southwest Airlines Co.	12,885,325	426,375
United Continental Holdings, Inc. (a)	2,362,951	125,260
		992,457
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	614,685	11,575
Toto Ltd.	4,363,000	78,643
		90,218
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	2,752,645	368,607
Electrical Equipment - 0.0%
Nidec Corp.	8,700	651
Sensata Technologies Holding BV (a)	133,407	7,036
		7,687
Industrial Conglomerates - 2.0%
3M Co.	6,545,664	1,009,996
Danaher Corp.	8,929,936	764,313
General Electric Co.	15,628,100	415,239
		2,189,548
Machinery - 0.6%
Deere & Co.	1,836,200	178,203
Fanuc Corp.	207,800	42,584
Illinois Tool Works, Inc.	3,331,122	305,764
Minebea Ltd.	1,968,000	32,498
PACCAR, Inc.	2,314,030	147,658
Snap-On, Inc.	54,859	8,736
		715,443
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.2%
Equifax, Inc.	942,773	$ 91,534
Robert Half International, Inc.	2,199,373	122,065
Verisk Analytics, Inc. (a)	159,200	11,583
		225,182
Road & Rail - 1.4%
Canadian Pacific Railway Ltd. (e)	4,316,320	691,233
J.B. Hunt Transport Services, Inc.	732,052	60,094
Union Pacific Corp.	8,126,320	775,007
		1,526,334
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (f)(g)	1,569,873	53,219
Class A (f)	6,016,870	203,972
HD Supply Holdings, Inc. (a)	382,636	13,461
		270,652
TOTAL INDUSTRIALS		7,642,877
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	1,453,719	44,353
F5 Networks, Inc. (a)	152,533	18,357
Palo Alto Networks, Inc. (a)	768,062	134,180
QUALCOMM, Inc.	4,976,006	311,647
		508,537
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A (f)	26,889,383	1,558,778
CDW Corp.	417,706	14,319
Fitbit, Inc.	857,230	32,772
IPG Photonics Corp. (a)(e)	702,978	59,876
Keyence Corp.	104,000	56,136
		1,721,881
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (a)	2,718,483	189,804
Alibaba Group Holding Ltd. sponsored ADR	2,288,955	188,312
Cimpress NV (a)	568,581	47,852
Constant Contact, Inc. (a)(f)	2,129,868	61,255
Dropbox, Inc. (a)(l)	5,464,028	88,900
eBay, Inc. (a)	1,372,000	82,649
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	50,515,862	$ 4,332,493
Google, Inc.:
Class A (a)	4,294,487	2,319,195
Class C	4,275,564	2,225,474
JUST EAT Ltd. (a)	6,558,898	41,923
LendingClub Corp. (e)	3,703,100	54,621
LinkedIn Corp. Class A (a)	281,158	58,096
LogMeIn, Inc. (a)	908,727	58,604
Shopify, Inc. Class A	143,600	4,873
Stamps.com, Inc. (a)	47,996	3,531
Tencent Holdings Ltd.	6,945,200	138,880
Yahoo!, Inc. (a)	5,455,839	214,360
		10,110,822
IT Services - 5.2%
Alliance Data Systems Corp. (a)	1,036,857	302,700
ASAC II LP (a)(l)	39,494,500	641,548
Cognizant Technology Solutions Corp. Class A (a)	4,524,600	276,408
Fidelity National Information Services, Inc.	2,289,261	141,476
Fiserv, Inc. (a)	3,686,520	305,354
FleetCor Technologies, Inc. (a)	1,329,547	207,489
Gartner, Inc. Class A (a)	981,077	84,157
MasterCard, Inc. Class A	18,146,590	1,696,343
Total System Services, Inc.	1,166,874	48,740
Visa, Inc. Class A	31,642,572	2,124,799
		5,829,014
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	3,028,419	194,379
ARM Holdings PLC	3,995,100	65,375
ARM Holdings PLC sponsored ADR	221,600	10,918
ASML Holding NV	816,357	85,007
Avago Technologies Ltd.	4,803,988	638,594
Broadcom Corp. Class A	4,654,007	239,635
Cavium, Inc. (a)	581,188	39,992
Freescale Semiconductor, Inc. (a)	7,473,697	298,724
Inphi Corp. (a)	757,716	17,321
Linear Technology Corp.	88,964	3,935
M/A-COM Technology Solutions Holdings, Inc. (a)(e)	2,529,032	96,735
NXP Semiconductors NV (a)	3,944,153	387,316
Qorvo, Inc. (a)	3,052,616	245,033
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	3,275,177	$ 340,946
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (e)	7,063,239	160,406
		2,824,316
Software - 4.4%
Activision Blizzard, Inc.	5,576,474	135,006
Adobe Systems, Inc. (a)	6,596,486	534,381
Check Point Software Technologies Ltd. (a)	906,456	72,109
Electronic Arts, Inc. (a)	2,503,100	166,456
Fleetmatics Group PLC (a)	284,800	13,337
Informatica Corp. (a)	772,300	37,433
Intuit, Inc.	4,275,952	430,888
Microsoft Corp.	19,238,252	849,369
Mobileye NV (a)(e)	7,560,515	401,993
Qlik Technologies, Inc. (a)	2,991,781	104,593
Red Hat, Inc. (a)	1,121,180	85,131
Salesforce.com, Inc. (a)	21,073,314	1,467,335
ServiceNow, Inc. (a)	2,214,340	164,548
Symantec Corp.	1,606,691	37,356
Tableau Software, Inc. (a)	706,800	81,494
Trion World Network, Inc.:
warrants 8/10/17 (a)(l)	124,282	0*
warrants 10/3/18 (a)(l)	181,908	0*
Ultimate Software Group, Inc. (a)	980,455	161,128
Workday, Inc. Class A (a)	2,550,395	194,825
Xero Ltd. (a)(e)	564,105	6,900
		4,944,282
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	35,699,550	4,477,616
TOTAL INFORMATION TECHNOLOGY		30,416,468
MATERIALS - 3.0%
Chemicals - 2.2%
Agrium, Inc. (e)	484,727	51,372
Air Products & Chemicals, Inc.	510,290	69,823
Celanese Corp. Class A	240,700	17,302
CF Industries Holdings, Inc.	5,055,020	324,937
Ecolab, Inc.	2,308,585	261,032
LyondellBasell Industries NV Class A	112,300	11,625
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	1,159,093	$ 123,548
Olin Corp. (e)	841,213	22,671
Platform Specialty Products Corp. (a)	2,943,700	75,300
PPG Industries, Inc.	8,064,412	925,149
Sherwin-Williams Co.	2,287,298	629,053
		2,511,812
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	618,000	87,453
Containers & Packaging - 0.4%
Ball Corp.	1,255,492	88,073
MeadWestvaco Corp.	967,565	45,659
Rock-Tenn Co. Class A	2,420,019	145,685
Sealed Air Corp.	2,732,225	140,382
		419,799
Metals & Mining - 0.3%
B2Gold Corp. (a)(f)	56,205,524	85,951
Franco-Nevada Corp.	3,170,680	151,223
Ivanhoe Mines Ltd. (a)	9,650,936	6,954
Ivanhoe Mines Ltd. (a)(g)	16,068,594	11,579
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(g)	22,636,300	272
Novagold Resources, Inc. (a)	2,963,333	10,178
Randgold Resources Ltd. sponsored ADR	105,613	7,071
Tahoe Resources, Inc.	4,519,656	54,786
		328,014
TOTAL MATERIALS		3,347,078
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	1,241,100	48,117
TOTAL COMMON STOCKS (Cost $61,564,455)		109,098,034
Preferred Stocks - 1.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(l)	578,817	$ 53,885
Series E (h)(l)	388,853	36,200
		90,085
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(l)	1,228,555	2,199
TOTAL CONSUMER DISCRETIONARY		92,284
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(l)	4,329,591	57,700
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (l)	5,803,713	190,882
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (l)	664,987	7,200
Intarcia Therapeutics, Inc. Series CC (a)(l)	2,100,446	65,366
		72,566
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (l)	558,215	43,239
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(l)	1,260,898	20,515
Series C (a)(l)	698,385	11,363
Pinterest, Inc.:
Series E, 8.00% (a)(l)	10,968,216	393,709
Series F, 8.00% (l)	691,144	24,809
Series G, 8.00% (l)	860,255	30,879
Uber Technologies, Inc. Series D, 8.00% (l)	4,868,916	162,221
		643,496
IT Services - 0.0%
Nutanix, Inc. Series E (l)	3,060,752	51,604
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Cloudera, Inc. Series F (a)(l)	1,316,883	$ 28,221
Cloudflare, Inc. Series D (l)	4,303,714	30,317
Trion World Network, Inc.:
Series C, 8.00% (a)(l)	3,950,196	2,291
Series C-1, 8.00% (a)(l)	310,705	180
Series D, 8.00% (a)(l)	333,435	193
Twilio, Inc. Series E (l)	2,935,814	33,204
		94,406
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(l)	2,007,356	37,477
TOTAL INFORMATION TECHNOLOGY		826,983
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (l)	2,538,649	31,200
TOTAL CONVERTIBLE PREFERRED STOCKS		1,314,854
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series P, 6.25%	1,176,233	29,300
TOTAL PREFERRED STOCKS (Cost $935,151)		1,344,154
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (l)		$ 1,402	1,402
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	$ 16,129
TOTAL CORPORATE BONDS (Cost $19,249)			17,531
Bank Loan Obligations - 0.1%

INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 6/26/22 (k)		24,880	24,880
Tranche B, term loan 5.25% 10/15/21 (i)		54,307	54,307
			79,187
TOTAL BANK LOAN OBLIGATIONS (Cost $78,520)			79,187
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	984,272,800	984,273
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	867,141,355	867,141
TOTAL MONEY MARKET FUNDS (Cost $1,851,414)		1,851,414
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $64,448,789)		112,390,320
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(587,178)
NET ASSETS - 100%		$ 111,803,142
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,626,000 or 0.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,420,395,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$ 7,200
Airbnb, Inc. Series D	4/16/14	$ 23,565
Airbnb, Inc. Series E	6/29/15	$ 36,200
Altiostar Networks, Inc. Series D	1/7/15	$ 31,200
ASAC II LP	10/10/13	$ 394,945
Blue Apron, Inc. Series D	5/18/15	$ 57,700
Cloudera, Inc. Series F	2/5/14	$ 19,174
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$ 26,827
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 6/10/15	$ 157,014
Security	Acquisition Date	Acquisition Cost (000s)
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 26,058
Nutanix, Inc. Series E	8/26/14	$ 41,003
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 30,879
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Space Exploration Technologies Corp. Series G	1/20/15	$ 43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 1,754
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 1,302
Twilio, Inc. Series E	4/24/15	$ 33,204
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,703
WeWork Companies, Inc. Class A	6/23/15	$ 21,209
WeWork Companies, Inc. Series E	6/23/15	$ 190,882
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,067
Fidelity Securities Lending Cash Central Fund	2,798
Total	$ 3,865
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Air Lease Corp. Class A (144A)	$ 53,907	$ -	$ 52	$ 126	$ 53,219
Air Lease Corp. Class A	208,782	-	2,359	482	203,972
Amphenol Corp. Class A	1,363,053	104,896	15,614	6,654	1,558,778
B2Gold Corp.	93,908	14,817	19,240	-	85,951
Chipotle Mexican Grill, Inc.	1,312,660	13,021	15,013	-	1,158,454
Constant Contact, Inc.	79,053	-	878	-	61,255
Ivanhoe Mines Ltd.	20,530	5,682	12,995	-	-
Ivanhoe Mines Ltd. (144A)	14,107	-	-	-	-
Ivanhoe Mines Ltd. Class A warrants 12/10/15	1,364	-	-	-	-
Metro Bank PLC Class A	96,224	-	-	-	106,786
Mettler-Toledo International, Inc.	663,758	2,196	7,391	-	743,371
Noble Energy, Inc.	1,084,789	-	483,961	6,496	-
Total	$ 4,992,135	$ 140,612	$ 557,503	$ 13,758	$ 3,971,786
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,166,878	$ 20,670,964	$ 157,934	$ 337,980
Consumer Staples	6,902,023	6,844,323	-	57,700
Energy	1,767,854	1,767,854	-	-
Financials	18,093,288	17,236,121	538,290	318,877
Health Care	20,156,183	19,882,361	201,256	72,566
Industrials	7,686,116	7,642,226	651	43,239
Information Technology	31,243,451	29,481,765	204,255	1,557,431
Materials	3,347,078	3,347,078	-	-
Telecommunication Services	79,317	48,117	-	31,200
Corporate Bonds	17,531	-	16,129	1,402
Bank Loan Obligations	79,187	-	79,187	-
Money Market Funds	1,851,414	1,851,414	-	-
Total Investments in Securities:	$ 112,390,320	$ 108,772,223	$ 1,197,702	$ 2,420,395

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,124,119
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 1,181,751
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	308,038
Cost of Purchases	67,642
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,557,431
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 308,038
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 360,655
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	74,991
Cost of Purchases	427,317
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 862,964
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 74,991

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes securities delivered through in-kind transactions. See Note 4 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2015

Assets
Investment in securities, at value (including securities loaned of $861,123) - See accompanying schedule: Unaffiliated issuers (cost $60,868,198)	$ 106,567,120
Fidelity Central Funds (cost $1,851,414)	1,851,414
Other affiliated issuers (cost $1,729,177)	3,971,786
Total Investments (cost $64,448,789)		$ 112,390,320
Cash		352
Receivable for investments sold		502,956
Receivable for fund shares sold		120,500
Dividends receivable		63,699
Interest receivable		1,658
Distributions receivable from Fidelity Central Funds		592
Other receivables		3,902
Total assets		113,083,979

Liabilities
Payable for investments purchased
Regular delivery	$ 206,613
Delayed delivery	36,200
Payable for fund shares redeemed	104,176
Accrued management fee	51,745
Other affiliated payables	11,138
Other payables and accrued expenses	3,824
Collateral on securities loaned, at value	867,141
Total liabilities		1,280,837

Net Assets		$ 111,803,142
Net Assets consist of:
Paid in capital		$ 59,859,059
Undistributed net investment income		287,302
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,715,178
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,941,603
Net Assets		$ 111,803,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015

Contrafund:
Net Asset Value, offering price and redemption price per share ($77,088,743 ÷ 756,067 shares)	$ 101.96

Class K:
Net Asset Value, offering price and redemption price per share ($34,714,399 ÷ 340,573 shares)	$ 101.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015

Investment Income
Dividends (including $13,758 earned from other affiliated issuers)		$ 628,670
Interest		2,260
Income from Fidelity Central Funds		3,865
Total income		634,795

Expenses
Management fee
Basic fee	$ 305,949
Performance adjustment	(27,788)
Transfer agent fees	64,263
Accounting and security lending fees	1,835
Custodian fees and expenses	936
Independent trustees' compensation	232
Appreciation in deferred trustee compensation account	1
Registration fees	371
Audit	165
Legal	91
Miscellaneous	423
Total expenses before reductions	346,478
Expense reductions	(2,377)	344,101
Net investment income (loss)		290,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,085,209
Other affiliated issuers	17,213
Foreign currency transactions	(1,221)
Total net realized gain (loss)		4,101,201
Change in net unrealized appreciation (depreciation) on: Investment securities	1,099,156
Assets and liabilities in foreign currencies	105
Total change in net unrealized appreciation (depreciation)		1,099,261
Net gain (loss)		5,200,462
Net increase (decrease) in net assets resulting from operations		$ 5,491,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 290,694	$ 371,348
Net realized gain (loss)	4,101,201	11,553,943
Change in net unrealized appreciation (depreciation)	1,099,261	(1,979,915)
Net increase (decrease) in net assets resulting from operations	5,491,156	9,945,376
Distributions to shareholders from net investment income	-	(299,409)
Distributions to shareholders from net realized gain	(1,049,457)	(7,375,128)
Total distributions	(1,049,457)	(7,674,537)
Share transactions - net increase (decrease)	(2,174,841)	(3,679,049)
Total increase (decrease) in net assets	2,266,858	(1,408,210)

Net Assets
Beginning of period	109,536,284	110,944,494
End of period (including undistributed net investment income of $287,302 and accumulated net investment loss of $3,392, respectively)	$ 111,803,142	$ 109,536,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 97.97	$ 96.14	$ 77.57	$ 67.45	$ 67.73	$ 58.28
Income from Investment Operations
Net investment income (loss) D	.25	.30	.33	.30	.04	(.02)
Net realized and unrealized gain (loss)	4.69	8.67	25.70	10.66	(.13)	9.86
Total from investment operations	4.94	8.97	26.03	10.96	(.09)	9.84
Distributions from net investment income	-	(.25)	(.13)	(.19)G	(.04)	(.01)
Distributions from net realized gain	(.95)	(6.89)	(7.33)	(.65)G	(.15)	(.38)
Total distributions	(.95)	(7.14)	(7.46)	(.84)	(.19)	(.39)
Net asset value, end of period	$ 101.96	$ 97.97	$ 96.14	$ 77.57	$ 67.45	$ 67.73
Total ReturnB, C	5.08%	9.56%	34.15%	16.26%	(.14)%	16.93%
Ratios to Average Net Assets E, H
Expenses before reductions	.65%A	.64%	.67%	.74%	.81%	.92%
Expenses net of fee waivers, if any	.65%A	.64%	.67%	.74%	.81%	.92%
Expenses net of all reductions	.65%A	.64%	.66%	.74%	.81%	.91%
Net investment income (loss)	.49%A	.31%	.37%	.40%	.06%	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 77,089	$ 75,057	$ 74,962	$ 58,769	$ 54,677	$ 60,498
Portfolio turnover rateF	38%A, I	45%I	46%	48%	55%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 97.90	$ 96.07	$ 77.51	$ 67.40	$ 67.70	$ 58.25
Income from Investment Operations
Net investment income (loss) D	.30	.40	.42	.39	.12	.06
Net realized and unrealized gain (loss)	4.68	8.68	25.70	10.65	(.14)	9.87
Total from investment operations	4.98	9.08	26.12	11.04	(.02)	9.93
Distributions from net investment income	-	(.36)	(.23)	(.28)G	(.13)	(.01)
Distributions from net realized gain	(.95)	(6.89)	(7.33)	(.65)G	(.15)	(.47)
Total distributions	(.95)	(7.25)	(7.56)	(.93)	(.28)	(.48)
Net asset value, end of period	$ 101.93	$ 97.90	$ 96.07	$ 77.51	$ 67.40	$ 67.70
Total ReturnB, C	5.13%	9.68%	34.30%	16.40%	(.02)%	17.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.55%A	.54%	.56%	.63%	.69%	.79%
Expenses net of fee waivers, if any	.55%A	.54%	.56%	.63%	.69%	.79%
Expenses net of all reductions	.55%A	.54%	.56%	.62%	.69%	.78%
Net investment income (loss)	.59%A	.41%	.48%	.51%	.18%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 34,714	$ 34,479	$ 35,982	$ 25,644	$ 18,047	$ 14,034
Portfolio turnover rateF	38%A, I	45%I	46%	48%	55%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 1,402	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 2,418,993	Discounted cash flow	Discount rate	8.0%	Decrease
		Last transaction price	Transaction price	$7.04 - $93.09 / $38.41	Increase
			Adjusted transaction price	$31.12 - $33.32 / $32.69	Increase
		Market comparable	EV/EBITDA multiple	8.3 - 17.7 / 17.6	Increase

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
			EV/Sales multiple	1.3 - 12.6 / 8.3	Increase
			Discount rate	10.0% - 50.0% / 14.8%	Decrease
			P/B multiple	2.3	Increase
			Discount for lack of marketability	15.0% - 30.0% / 16.8%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,391,603
Gross unrealized depreciation	(752,950)
Net unrealized appreciation (depreciation) on securities	$ 47,638,653

Tax cost	$ 64,751,667

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and in-kind transactions, aggregated $20,593,109 and $22,670,198, respectively.

Redemptions In-Kind. During the period, 12,214 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $1,191,147. The net realized gain of $701,001 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Contrafund	$ 56,131.15
Class K	8,132.05
	$ 64,263

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $296 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,844. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,798, including $28 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $715 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Contrafund expenses during the period in the amount of $1,662.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Contrafund	$ -	$ 183,648
Class K	-	115,761
Total	$ -	$ 299,409
From net realized gain
Contrafund	$ 724,626	$ 5,087,176
Class K	324,831	2,287,952
Total	$ 1,049,457	$ 7,375,128

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Contrafund
Shares sold	35,982	78,564	$ 3,616,244	$ 7,686,692
Reinvestment of distributions	7,108	52,747	696,026	5,058,394
Shares redeemed	(53,113) A	(144,975) B	(5,341,234) A	(14,246,976) B
Net increase (decrease)	(10,023)	(13,664)	$ (1,028,964)	$ (1,501,890)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class K
Shares sold	27,759	75,358	$ 2,789,447	$ 7,395,464
Reinvestment of distributions	3,320	25,089	324,831	2,403,713
Shares redeemed	(42,702) A	(122,804)B	(4,260,155) A	(11,976,336)B
Net increase (decrease)	(11,623)	(22,357)	$ (1,145,877)	$ (2,177,159)

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind)

B Amount includes in-kind redemptions

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 17, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CON-K-USAN-0815
1.863192.106

Fidelity®

Series Opportunistic Insights Fund

Fidelity Series Opportunistic Insights
Fund

Class F

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Opportunistic Insights Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Series Opportunistic Insights	.88%
Actual		$ 1,000.00	$ 1,056.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class F	.72%
Actual		$ 1,000.00	$ 1,056.10	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.3	7.4
Gilead Sciences, Inc.	4.0	3.6
Apple, Inc.	3.0	2.3
Biogen, Inc.	2.9	2.7
Berkshire Hathaway, Inc. Class A	2.9	3.1
Wells Fargo & Co.	2.4	2.5
Starbucks Corp.	2.2	1.5
MasterCard, Inc. Class A	2.2	1.9
NIKE, Inc. Class B	1.9	1.5
Amazon.com, Inc.	1.7	1.0
	30.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	29.3
Consumer Discretionary	20.2	16.3
Health Care	18.9	19.8
Financials	11.1	13.7
Consumer Staples	6.8	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 96.6%		Stocks 97.7%
	Convertible Securities 1.9%		Convertible Securities 1.1%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	8.9%	** Foreign investments	9.3%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.0%
Delphi Automotive PLC	28,800	$ 2,450,592
Motherson Sumi Systems Ltd.	75,799	618,597
		3,069,189
Automobiles - 1.3%
General Motors Co.	526,200	17,538,246
Mahindra & Mahindra Ltd. (a)	258,425	5,213,982
Maruti Suzuki India Ltd. (a)	85,792	5,655,082
Tesla Motors, Inc. (a)(d)	204,616	54,890,288
		83,297,598
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	42,807	2,474,245
Hotels, Restaurants & Leisure - 4.6%
ARAMARK Holdings Corp.	210,400	6,516,088
Cara Operations Ltd. (a)	22,000	607,686
Chipotle Mexican Grill, Inc. (a)	100,014	60,507,470
Darden Restaurants, Inc.	79,000	5,615,320
Domino's Pizza, Inc.	70,400	7,983,360
Dunkin' Brands Group, Inc.	58,400	3,212,000
Hilton Worldwide Holdings, Inc. (a)	184,600	5,085,730
Marriott International, Inc. Class A	497,600	37,016,464
Papa John's International, Inc.	1,484	112,205
Starbucks Corp.	2,553,400	136,900,541
Whitbread PLC	245,049	19,043,744
Wingstop, Inc.	11,400	323,760
Zoe's Kitchen, Inc. (a)(d)	16,600	679,604
		283,603,972
Household Durables - 0.3%
Harman International Industries, Inc.	53,300	6,339,502
Leggett & Platt, Inc.	38,900	1,893,652
Lennar Corp. Class A	49,000	2,500,960
Mohawk Industries, Inc. (a)	28,300	5,402,470
Sony Corp.	125,000	3,549,608
		19,686,192
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	245,107	106,398,498
ASOS PLC (a)(d)	21,400	1,304,304
Etsy, Inc. (d)	46,100	647,705
Netflix, Inc. (a)	55,439	36,420,097
Priceline Group, Inc. (a)	50,450	58,086,617
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	373,705	$ 32,564,654
Wayfair LLC Class A (d)	83,800	3,154,232
		238,576,107
Leisure Products - 0.1%
Mattel, Inc.	132,300	3,398,787
Media - 3.8%
CBS Corp. Class B	2,917	161,894
Charter Communications, Inc. Class A (a)(d)	38,700	6,627,375
DISH Network Corp. Class A (a)	39,200	2,654,232
Entertainment One Ltd.	16,597	92,838
Grupo Televisa SA de CV (CPO) sponsored ADR	107,600	4,177,032
Legend Pictures LLC (g)(i)	5,465	12,919,479
Liberty Broadband Corp.:
Class A (a)	78,699	4,011,288
Class C (a)	164,374	8,409,374
Liberty Global PLC:
Class A (a)	629,152	34,018,249
Class C (a)	525,252	26,593,509
Liberty Media Corp.:
Class A (a)	16,400	591,056
Class C (a)	707,896	25,413,466
Lions Gate Entertainment Corp.	84,345	3,124,982
Naspers Ltd. Class N	37,400	5,825,497
Rightmove PLC	36,211	1,864,499
Starz Series A (a)	47,200	2,110,784
The Walt Disney Co.	822,600	93,891,564
Time Warner, Inc.	14,500	1,267,445
		233,754,563
Multiline Retail - 0.5%
B&M European Value Retail S.A.	627,077	3,378,576
Dollar Tree, Inc. (a)	114,800	9,068,052
Dollarama, Inc.	76,900	4,660,793
Next PLC	100,641	11,780,847
		28,888,268
Specialty Retail - 2.7%
AutoNation, Inc. (a)	19,700	1,240,706
AutoZone, Inc. (a)	23,700	15,805,530
DavidsTea, Inc.	7,800	167,622
Foot Locker, Inc.	59,400	3,980,394
Home Depot, Inc.	226,300	25,148,719
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	24,100	$ 2,066,093
O'Reilly Automotive, Inc. (a)	122,581	27,700,854
Restoration Hardware Holdings, Inc. (a)	100	9,763
Signet Jewelers Ltd.	56,688	7,269,669
TJX Companies, Inc.	1,098,825	72,709,250
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	35,300	5,452,085
Williams-Sonoma, Inc.	7,700	633,479
Zumiez, Inc. (a)	93,894	2,500,397
		164,684,561
Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc. Class B	1,059,025	114,395,881
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	761,300	63,522,872
		177,918,753
TOTAL CONSUMER DISCRETIONARY		1,239,352,235
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	121,332	28,147,811
Monster Beverage Corp. (a)	53,400	7,156,668
		35,304,479
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	85,800	3,670,372
Costco Wholesale Corp.	299,800	40,490,988
CVS Health Corp.	592,600	62,151,888
Diplomat Pharmacy, Inc. (d)	93,300	4,175,175
Sprouts Farmers Market LLC (a)	194,640	5,251,387
		115,739,810
Food Products - 1.2%
Associated British Foods PLC	978,968	44,161,822
Kraft Foods Group, Inc.	7,400	630,036
Mondelez International, Inc.	568,565	23,390,764
Pinnacle Foods, Inc.	68,800	3,133,152
The Hain Celestial Group, Inc. (a)	71,600	4,715,576
		76,031,350
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	1,299,015	$ 84,968,571
Procter & Gamble Co.	48,700	3,810,288
		88,778,859
Personal Products - 1.6%
AMOREPACIFIC Group, Inc.	4,180	698,185
Coty, Inc. Class A	24,000	767,280
Estee Lauder Companies, Inc. Class A	1,131,716	98,074,509
Hengan International Group Co. Ltd.	53,000	629,719
L'Oreal SA	11,478	2,047,400
		102,217,093
TOTAL CONSUMER STAPLES		418,071,591
ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	285,550	24,611,555
Oil, Gas & Consumable Fuels - 1.1%
Birchcliff Energy Ltd. (a)	77,300	431,370
Continental Resources, Inc. (a)	63,477	2,690,790
EOG Resources, Inc.	535,714	46,901,761
Kinder Morgan, Inc.	76,141	2,923,053
Marathon Petroleum Corp.	111,000	5,806,410
Newfield Exploration Co. (a)	5,200	187,824
Pioneer Natural Resources Co.	7,300	1,012,437
TAG Oil Ltd. (a)	1,137,300	1,265,690
Tesoro Corp.	42,400	3,578,984
Valero Energy Corp.	81,400	5,095,640
		69,893,959
TOTAL ENERGY		94,505,514
FINANCIALS - 10.8%
Banks - 4.9%
Banco Santander Chile sponsored ADR	175,900	3,561,975
Bank of America Corp.	1,326,400	22,575,328
Citigroup, Inc.	853,527	47,148,831
HDFC Bank Ltd. sponsored ADR	380,247	23,016,351
JPMorgan Chase & Co.	502,388	34,041,811
Kotak Mahindra Bank Ltd.	137,137	2,990,086
U.S. Bancorp	340,169	14,763,335
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Virgin Money Holdings Uk PLC (a)	503,600	$ 3,485,595
Wells Fargo & Co.	2,672,496	150,301,175
		301,884,487
Capital Markets - 1.6%
BlackRock, Inc. Class A	130,553	45,168,727
Charles Schwab Corp.	354,800	11,584,220
Goldman Sachs Group, Inc.	64,700	13,508,713
Morgan Stanley	499,785	19,386,660
Oaktree Capital Group LLC Class A	188,190	10,007,944
		99,656,264
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	1,541	379,363
Springleaf Holdings, Inc. (a)	2,800	128,548
		507,911
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class A (a)	859	175,966,150
McGraw Hill Financial, Inc.	268,216	26,942,297
		202,908,447
Insurance - 0.7%
AIA Group Ltd.	1,354,200	8,866,053
Direct Line Insurance Group PLC	618,841	3,265,164
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	5,670,633
Marsh & McLennan Companies, Inc.	371,578	21,068,473
The Chubb Corp.	52,956	5,038,234
The Travelers Companies, Inc.	100	9,666
		43,918,223
Real Estate Investment Trusts - 0.3%
American Tower Corp.	96,300	8,983,827
Equity Residential (SBI)	114,500	8,034,465
		17,018,292
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (i)	36,005	1,184,189
TOTAL FINANCIALS		667,077,813
HEALTH CARE - 18.9%
Biotechnology - 9.6%
Aduro Biotech, Inc.	26,300	797,679
Agios Pharmaceuticals, Inc. (a)	69,097	7,679,441
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	30,400	$ 5,495,408
Alnylam Pharmaceuticals, Inc. (a)	17,200	2,061,764
Amgen, Inc.	141,187	21,675,028
Biogen, Inc. (a)	437,999	176,925,316
BioMarin Pharmaceutical, Inc. (a)	23,100	3,159,618
Biotie Therapies Corp. sponsored ADR	87,800	1,753,366
bluebird bio, Inc. (a)	29,300	4,933,241
Blueprint Medicines Corp.	11,200	296,688
Celgene Corp. (a)	262,200	30,345,717
Celldex Therapeutics, Inc. (a)	24,400	615,368
Cellectis SA sponsored ADR	37,900	1,367,432
Cidara Therapeutics, Inc.	19,000	266,380
Coherus BioSciences, Inc.	11,900	343,910
Dyax Corp. (a)	101,300	2,684,450
Enanta Pharmaceuticals, Inc. (a)	74,626	3,357,424
Exact Sciences Corp. (a)	110,523	3,286,954
Genmab A/S (a)	8,300	721,858
Gilead Sciences, Inc.	2,140,695	250,632,571
Insmed, Inc. (a)	29,800	727,716
Karyopharm Therapeutics, Inc. (a)	18,900	514,269
Medivation, Inc. (a)	95,492	10,905,186
Neurocrine Biosciences, Inc. (a)	71,800	3,429,168
OvaScience, Inc. (a)(d)	1,097,674	31,755,709
Receptos, Inc. (a)	60,201	11,441,200
Regeneron Pharmaceuticals, Inc. (a)	20,300	10,355,639
Repligen Corp. (a)	39,699	1,638,378
Sage Therapeutics, Inc.	7,500	547,500
TESARO, Inc. (a)	6,600	388,014
uniQure B.V. (a)	54,800	1,479,600
Vertex Pharmaceuticals, Inc. (a)	6,300	777,924
		592,359,916
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	71,653	10,149,647
Boston Scientific Corp. (a)	1,309,500	23,178,150
C.R. Bard, Inc.	28,578	4,878,265
DexCom, Inc. (a)	142,825	11,423,144
ICU Medical, Inc. (a)	6,500	621,790
Medtronic PLC	383,881	28,445,582
Nevro Corp.	14,616	785,610
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	21,400	$ 2,045,198
Zimmer Biomet Holdings, Inc.	137,200	14,986,356
		96,513,742
Health Care Providers & Services - 4.2%
Aetna, Inc.	210,100	26,779,346
AmerisourceBergen Corp.	248,675	26,444,100
Anthem, Inc.	136,300	22,372,282
Cardinal Health, Inc.	40,450	3,383,643
Cigna Corp.	125,201	20,282,562
HCA Holdings, Inc. (a)	111,500	10,115,280
Henry Schein, Inc. (a)	403,963	57,411,222
Team Health Holdings, Inc. (a)	10,000	653,300
Teladoc, Inc.	15,200	288,800
UnitedHealth Group, Inc.	702,066	85,652,052
Universal Health Services, Inc. Class B	39,200	5,570,320
		258,952,907
Health Care Technology - 0.7%
Cerner Corp. (a)	621,577	42,926,108
Life Sciences Tools & Services - 1.4%
Eurofins Scientific SA	5,600	1,705,007
Illumina, Inc. (a)	61,469	13,422,371
Mettler-Toledo International, Inc. (a)	89,038	30,402,915
Thermo Fisher Scientific, Inc.	228,319	29,626,673
Waters Corp. (a)	75,703	9,718,751
		84,875,717
Pharmaceuticals - 1.5%
Allergan PLC (a)	4,157	1,261,483
Astellas Pharma, Inc.	877,100	12,509,524
Biodelivery Sciences International, Inc. (a)(d)	574,066	4,569,565
Bristol-Myers Squibb Co.	663,032	44,118,149
Johnson & Johnson	85,726	8,354,856
Novartis AG sponsored ADR	30,300	2,979,702
Novo Nordisk A/S Series B	49,500	2,716,307
Teva Pharmaceutical Industries Ltd. sponsored ADR	329,400	19,467,540
		95,977,126
TOTAL HEALTH CARE		1,171,605,516
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.	4,200	$ 387,870
The Boeing Co.	103,500	14,357,520
TransDigm Group, Inc.	15,500	3,482,385
United Technologies Corp.	10,400	1,153,672
		19,381,447
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	49,445	3,084,874
FedEx Corp.	196,800	33,534,720
XPO Logistics, Inc. (a)(d)	224,596	10,147,247
		46,766,841
Airlines - 0.8%
American Airlines Group, Inc.	36,700	1,465,615
Delta Air Lines, Inc.	94,000	3,861,520
Ryanair Holdings PLC sponsored ADR	203,941	14,551,190
Southwest Airlines Co.	692,500	22,914,825
United Continental Holdings, Inc. (a)	126,000	6,679,260
		49,472,410
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	36,000	677,889
Toto Ltd.	232,000	4,181,820
		4,859,709
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	5,285	707,714
Electrical Equipment - 0.0%
Nidec Corp.	400	29,935
Sensata Technologies Holding BV (a)	7,900	416,646
		446,581
Industrial Conglomerates - 1.9%
3M Co.	313,477	48,369,501
Danaher Corp.	573,520	49,087,577
General Electric Co.	863,500	22,943,195
		120,400,273
Machinery - 0.7%
Deere & Co.	103,500	10,044,675
Fanuc Corp.	8,500	1,741,880
Illinois Tool Works, Inc.	216,632	19,884,651
Minebea Ltd.	109,000	1,799,967
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	137,655	$ 8,783,766
Snap-On, Inc.	2,900	461,825
		42,716,764
Professional Services - 0.3%
Equifax, Inc.	44,872	4,356,622
Robert Half International, Inc.	102,312	5,678,316
Verisk Analytics, Inc. (a)	125,622	9,140,257
		19,175,195
Road & Rail - 1.0%
Canadian Pacific Railway Ltd. (d)	186,200	29,818,834
J.B. Hunt Transport Services, Inc.	39,227	3,220,144
Union Pacific Corp.	324,860	30,981,898
		64,020,876
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	286,119	9,699,434
HD Supply Holdings, Inc. (a)	21,600	759,888
		10,459,322
TOTAL INDUSTRIALS		378,407,132
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	79,800	2,434,698
F5 Networks, Inc. (a)	8,100	974,835
Palo Alto Networks, Inc. (a)	41,700	7,284,990
QUALCOMM, Inc.	104,251	6,529,240
		17,223,763
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,371,132	79,484,522
CDW Corp.	24,200	829,576
Fitbit, Inc.	48,123	1,839,742
IPG Photonics Corp. (a)(d)	39,603	3,373,186
Keyence Corp.	5,700	3,076,701
		88,603,727
Internet Software & Services - 11.4%
Akamai Technologies, Inc. (a)	145,500	10,158,810
Alibaba Group Holding Ltd. sponsored ADR	132,600	10,909,002
Cimpress NV (a)	29,826	2,510,156
Constant Contact, Inc. (a)	50,500	1,452,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	72,600	$ 4,373,424
Facebook, Inc. Class A (a)	5,294,894	454,116,577
Google, Inc.:
Class A (a)	157,461	85,035,238
Class C	163,243	84,969,614
JUST EAT Ltd. (a)	347,825	2,223,243
LendingClub Corp. (d)	205,400	3,029,650
LinkedIn Corp. Class A (a)	33,078	6,834,907
LogMeIn, Inc. (a)	42,700	2,753,723
Shopify, Inc. Class A	8,000	271,449
Stamps.com, Inc. (a)	2,588	190,399
SurveyMonkey (i)	458,038	7,246,161
Tencent Holdings Ltd.	288,500	5,769,000
Yahoo!, Inc. (a)	599,695	23,562,017
		705,405,750
IT Services - 5.3%
Alliance Data Systems Corp. (a)	52,304	15,269,630
ASAC II LP (a)(i)	1,788,160	29,046,824
Cognizant Technology Solutions Corp. Class A (a)	243,898	14,899,729
Fidelity National Information Services, Inc.	415,703	25,690,445
Fiserv, Inc. (a)	56,500	4,679,895
FleetCor Technologies, Inc. (a)	76,393	11,921,892
Gartner, Inc. Class A (a)	36,083	3,095,200
Global Payments, Inc.	34,400	3,558,680
MasterCard, Inc. Class A	1,451,610	135,696,503
Total System Services, Inc.	61,800	2,581,386
Visa, Inc. Class A	1,189,360	79,865,524
		326,305,708
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	174,500	11,200,283
ARM Holdings PLC	223,800	3,662,238
ARM Holdings PLC sponsored ADR	12,200	601,094
ASML Holding NV	45,800	4,769,154
Avago Technologies Ltd.	411,000	54,634,230
Broadcom Corp. Class A	200,800	10,339,192
Cavium, Inc. (a)	115,342	7,936,683
Freescale Semiconductor, Inc. (a)	426,749	17,057,158
Inphi Corp. (a)	43,666	998,205
Linear Technology Corp.	5,042	223,008
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	144,882	5,541,737
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	168,602	$ 16,556,716
Qorvo, Inc. (a)	168,579	13,531,836
Skyworks Solutions, Inc.	183,000	19,050,300
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	483,400	10,978,014
		177,079,848
Software - 4.7%
Activision Blizzard, Inc.	27,500	665,775
Adobe Systems, Inc. (a)	388,927	31,506,976
Check Point Software Technologies Ltd. (a)	49,400	3,929,770
Electronic Arts, Inc. (a)	124,800	8,299,200
Fleetmatics Group PLC (a)	15,500	725,865
Informatica Corp. (a)	43,600	2,113,292
Intuit, Inc.	232,500	23,429,025
Microsoft Corp.	144,722	6,389,476
Mobileye NV (a)	344,595	18,322,116
Qlik Technologies, Inc. (a)	167,732	5,863,911
Red Hat, Inc. (a)	62,300	4,730,439
Salesforce.com, Inc. (a)	1,482,945	103,257,460
ServiceNow, Inc. (a)	370,838	27,556,972
Symantec Corp.	88,400	2,055,300
Tableau Software, Inc. (a)	39,005	4,497,277
Ultimate Software Group, Inc. (a)	255,049	41,914,753
Workday, Inc. Class A (a)	112,960	8,629,014
Xero Ltd. (a)	31,474	384,977
		294,271,598
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	1,488,663	186,715,557
Xaar PLC	175,812	1,284,537
		188,000,094
TOTAL INFORMATION TECHNOLOGY		1,796,890,488
MATERIALS - 3.5%
Chemicals - 3.0%
Agrium, Inc. (d)	25,600	2,713,108
Air Products & Chemicals, Inc.	35,300	4,830,099
Celanese Corp. Class A	12,800	920,064
CF Industries Holdings, Inc.	263,000	16,905,640
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	249,048	$ 28,159,857
LyondellBasell Industries NV Class A	6,100	631,472
Monsanto Co.	40,569	4,324,250
Olin Corp. (d)	47,000	1,266,650
Platform Specialty Products Corp. (a)	178,400	4,563,472
PPG Industries, Inc.	700,564	80,368,702
Sherwin-Williams Co.	145,800	40,097,916
		184,781,230
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	32,600	4,613,226
Containers & Packaging - 0.3%
Ball Corp.	69,200	4,854,380
MeadWestvaco Corp.	54,597	2,576,432
Rock-Tenn Co. Class A	99,700	6,001,940
Sealed Air Corp.	143,540	7,375,085
		20,807,837
Metals & Mining - 0.1%
B2Gold Corp. (a)	1,017,302	1,555,682
Barrick Gold Corp.	49,500	529,083
Franco-Nevada Corp.	25,000	1,192,354
Ivanhoe Mines Ltd. (a)	460,900	332,114
Novagold Resources, Inc. (a)	163,500	561,581
Primero Mining Corp. (a)	439,300	1,712,883
Randgold Resources Ltd. sponsored ADR	7,227	483,848
		6,367,545
TOTAL MATERIALS		216,569,838
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	86,300	3,345,851
TOTAL COMMON STOCKS (Cost $4,033,919,788)		5,985,825,978
Convertible Preferred Stocks - 1.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(i)	30,930	$ 2,879,410
Series E (e)(i)	13,964	1,299,970
		4,179,380
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(i)	1,349,024	9,051,951
TOTAL CONSUMER DISCRETIONARY		13,231,331
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(i)	240,116	3,200,002
FINANCIALS - 0.3%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (i)	2,372,991	6,756,617
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (i)	324,048	10,657,799
TOTAL FINANCIALS		17,414,416
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (i)	41,008	444,005
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (i)	32,066	2,483,832
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.8%
Dropbox, Inc. Series C (a)(i)	394,740	6,422,420
Pinterest, Inc.:
Series E, 8.00% (a)(i)	518,803	18,622,672
Series F, 8.00% (i)	424,569	15,240,100
Series G, 8.00% (i)	73,867	2,651,490
Uber Technologies, Inc. Series D, 8.00% (i)	264,940	8,827,165
		51,763,847
IT Services - 0.1%
Nutanix, Inc. Series E (i)	171,960	2,899,246
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Cloudera, Inc. Series F (a)(i)	70,040	$ 1,500,957
Cloudflare, Inc. Series D (i)	246,150	1,733,954
Magic Leap, Inc. Series B, 8.00% (i)	1,675,597	18,247,251
Twilio, Inc. Series E (i)	162,109	1,833,453
		23,315,615
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(i)	92,626	1,729,327
TOTAL INFORMATION TECHNOLOGY		79,708,035
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (i)	146,461	1,800,006
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,887,996)		118,281,627
Bank Loan Obligations - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 6/26/22 (h)	$ 1,395,000	1,395,000
Tranche B, term loan 5.25% 10/15/21 (f)	3,104,400	3,104,400
TOTAL BANK LOAN OBLIGATIONS (Cost $4,461,381)		4,499,400
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	109,873,004	$ 109,873,004
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	125,880,428	125,880,428
TOTAL MONEY MARKET FUNDS (Cost $235,753,432)		235,753,432
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $4,364,022,597)		6,344,360,437
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(148,846,774)
NET ASSETS - 100%		$ 6,195,513,663
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(h) The coupon rate will be determined upon settlement of the loan after period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $168,678,280 or 2.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$ 444,005
Airbnb, Inc. Series D	4/16/14	$ 1,259,254
Airbnb, Inc. Series E	6/29/15	$ 1,299,970
Altiostar Networks, Inc. Series D	1/7/15	$ 1,800,006
ASAC II LP	10/10/13	$ 17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 6,232,491
Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$ 3,200,002
Cloudera, Inc. Series F	2/5/14	$ 1,019,782
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$ 1,533,709
Dropbox, Inc. Series C	1/30/14	$ 7,540,008
Legend Pictures LLC	10/15/14 - 6/10/15	$ 11,580,173
Magic Leap, Inc. Series B, 8.00%	10/17/14	$ 19,369,901
Nutanix, Inc. Series E	8/26/14	$ 2,303,662
Oportun Finance Corp. Series H	2/6/15	$ 6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 7,538,571
Security	Acquisition Date	Acquisition Cost
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 2,651,490
Pure Storage, Inc. Series E	8/22/13	$ 642,037
Space Exploration Technologies Corp. Series G	1/20/15	$ 2,483,832
SurveyMonkey	12/15/14	$ 7,534,725
Twilio, Inc. Series E	4/24/15	$ 1,833,453
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 4,110,027
WeWork Companies, Inc. Class A	6/23/15	$ 1,184,189
WeWork Companies, Inc. Series E	6/23/15	$ 10,657,799
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,525
Fidelity Securities Lending Cash Central Fund	258,980
Total	$ 314,505
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,252,583,566	$ 1,217,228,066	$ 9,204,690	$ 26,150,810
Consumer Staples	421,271,593	418,071,591	-	3,200,002
Energy	94,505,514	94,505,514	-	-
Financials	684,492,229	665,893,624	-	18,598,605
Health Care	1,172,049,521	1,168,889,209	2,716,307	444,005
Industrials	380,890,964	378,377,197	29,935	2,483,832
Information Technology	1,876,598,523	1,751,166,265	9,431,238	116,001,020
Materials	216,569,838	216,569,838	-	-
Telecommunication Services	5,145,857	3,345,851	-	1,800,006
Bank Loan Obligations	4,499,400	-	4,499,400	-
Money Market Funds	235,753,432	235,753,432	-	-
Total Investments in Securities:	$ 6,344,360,437	$ 6,149,800,587	$ 25,881,570	$ 168,678,280
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 91,040,864
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	20,276,515
Cost of Purchases	4,683,641
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 116,001,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 20,276,515
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 16,990,393
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,681,436
Cost of Purchases	30,005,431
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 52,677,260
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 5,681,436

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $125,749,278) - See accompanying schedule: Unaffiliated issuers (cost $4,128,269,165)	$ 6,108,607,005
Fidelity Central Funds (cost $235,753,432)	235,753,432
Total Investments (cost $4,364,022,597)		$ 6,344,360,437
Cash		49,840
Receivable for investments sold		55,322,001
Receivable for fund shares sold		16,748
Dividends receivable		3,046,660
Interest receivable		453
Distributions receivable from Fidelity Central Funds		73,589
Other receivables		26,796
Total assets		6,402,896,524

Liabilities
Payable for investments purchased
Regular delivery	$ 14,083,505
Delayed delivery	1,299,970
Payable for fund shares redeemed	61,567,483
Accrued management fee	3,789,055
Other affiliated payables	434,605
Other payables and accrued expenses	327,815
Collateral on securities loaned, at value	125,880,428
Total liabilities		207,382,861

Net Assets		$ 6,195,513,663
Net Assets consist of:
Paid in capital		$ 3,993,302,101
Undistributed net investment income		7,370,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		214,743,503
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,980,097,085
Net Assets		$ 6,195,513,663

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Series Opportunistic Insights: Net Asset Value, offering price and redemption price per share ($2,522,615,014 ÷ 161,135,328 shares)	$ 15.66

Class F: Net Asset Value, offering price and redemption price per share ($3,672,898,649 ÷ 234,084,826 shares)	$ 15.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 31,475,540
Interest		82,249
Income from Fidelity Central Funds		314,505
Total income		31,872,294

Expenses
Management fee
Basic fee	$ 17,146,146
Performance adjustment	4,639,295
Transfer agent fees	2,059,087
Accounting and security lending fees	577,178
Custodian fees and expenses	102,978
Independent trustees' compensation	13,054
Audit	36,990
Legal	4,464
Interest	3,585
Miscellaneous	25,214
Total expenses before reductions	24,607,991
Expense reductions	(106,671)	24,501,320
Net investment income (loss)		7,370,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	222,982,325
Foreign currency transactions	(65,929)
Total net realized gain (loss)		222,916,396
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $144,243)	113,083,989
Assets and liabilities in foreign currencies	17,797
Total change in net unrealized appreciation (depreciation)		113,101,786
Net gain (loss)		336,018,182
Net increase (decrease) in net assets resulting from operations		$ 343,389,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,370,974	$ 3,755,959
Net realized gain (loss)	222,916,396	236,733,711
Change in net unrealized appreciation (depreciation)	113,101,786	374,591,395
Net increase (decrease) in net assets resulting from operations	343,389,156	615,081,065
Distributions to shareholders from net investment income	-	(2,943,704)
Distributions to shareholders from net realized gain	(26,882,025)	(231,232,769)
Total distributions	(26,882,025)	(234,176,473)
Share transactions - net increase (decrease)	(425,290,861)	(27,458,577)
Total increase (decrease) in net assets	(108,783,730)	353,446,015

Net Assets
Beginning of period	6,304,297,393	5,950,851,378
End of period (including undistributed net investment income of $7,370,974 and undistributed net investment income of $0, respectively)	$ 6,195,513,663	$ 6,304,297,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Opportunistic Insights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 13.98	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	-J	- G,J
Net realized and unrealized gain (loss)	.83	1.48	4.11	.03
Total from investment operations	.84	1.47	4.11	.03
Distributions from net investment income	-	-	-	(.01)
Distributions from net realized gain	(.07)	(.56)	(.15)	-
Total distributions	(.07)	(.56)	(.15)	(.01)
Net asset value, end of period	$ 15.66	$ 14.89	$ 13.98	$ 10.02
Total ReturnB, C	5.62%	10.47%	41.14%	.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.88%A	.84%	.78%	1.00%A
Expenses net of fee waivers, if any	.88%A	.84%	.78%	1.00%A
Expenses net of all reductions	.88%A	.84%	.77%	1.00%A
Net investment income (loss)	.14%A	(.04)%	(.04)%	.49%A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,522,615	$ 2,596,300	$ 2,594,672	$ 1,803,958
Portfolio turnover rateF	37% A	46%	52%	64% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to less than $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

H For the period December 6, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 13.98	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.02	.02	- G,J
Net realized and unrealized gain (loss)	.82	1.49	4.11	.03
Total from investment operations	.84	1.51	4.13	.03
Distributions from net investment income	-	(.01)	(.02)	(.01)
Distributions from net realized gain	(.07)	(.56)	(.15)	-
Total distributions	(.07)	(.57)	(.17)	(.01)
Net asset value, end of period	$ 15.69	$ 14.92	$ 13.98	$ 10.02
Total ReturnB, C	5.61%	10.77%	41.33%	.28%
Ratios to Average Net Assets E, I
Expenses before reductions	.72%A	.67%	.60%	.80%A
Expenses net of fee waivers, if any	.72%A	.67%	.60%	.80%A
Expenses net of all reductions	.72%A	.67%	.58%	.80%A
Net investment income (loss)	.30%A	.13%	.14%	.69%A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,672,899	$ 3,707,997	$ 3,356,179	$ 1,899,398
Portfolio turnover rateF	37% A	46%	52%	64% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to less than $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

H For the period December 6, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Opportunistic Insights and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 168,678,280	Last transaction price	Transaction price	$2.85 - $93.09 / $33.95	Increase
			Adjusted transaction price	$33.32	Increase
		Market comparable	EV/EBITDA multiple	17.5 - 25.2 / 19.2	Increase
			EV/Sales multiple	1.9 - 12.6 / 4.6	Increase
			Discount rate	10.0% - 20.0% / 17.3%	Decrease
			P/E multiple	14.4	Increase
			Discount for lack of marketability	15.0%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, wash sales, and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,016,055,409
Gross unrealized depreciation	(40,640,948)
Net unrealized appreciation (depreciation) on securities	$ 1,975,414,461

Tax cost	$ 4,368,945,976

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,143,019,849 and $1,603,661,771, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Opportunistic Insights as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser , is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Opportunistic Insights. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Opportunistic Insights	$ 2,059,087.16

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,553 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 47,444,500.34%		$ 3,585

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,952 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $258,980. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund, include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52,900 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $112.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Series Opportunistic Insights expenses, during the period in the amount of $53,659.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class F	$ -	$ 2,943,704
From net realized gain
Series Opportunistic Insights	$ 10,986,698	$ 94,935,470
Class F	15,895,327	136,297,299
Total	$ 26,882,025	$ 231,232,769

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Series Opportunistic Insights
Shares sold	6,488,551	13,329,341	$ 100,176,979	$ 191,519,878
Reinvestment of distributions	721,385	6,327,831	10,986,698	94,935,470
Shares redeemed	(20,382,740)	(31,013,184)	(312,325,999)	(443,473,566)
Net increase (decrease)	(13,172,804)	(11,356,012)	$ (201,162,322)	$ (157,018,218)
Class F
Shares sold	14,057,530	40,013,062	$ 216,493,630	$ 578,524,080
Reinvestment of distributions	1,041,633	9,265,090	15,895,327	139,241,003
Shares redeemed	(29,599,223)	(40,731,592)	(456,517,496)	(588,205,442)
Net increase (decrease)	(14,500,060)	8,546,560	$ (224,128,539)	$ 129,559,641

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O1T-SANN-0815
1.951055.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.89%
Actual		$ 1,000.00	$ 1,039.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class T	1.14%
Actual		$ 1,000.00	$ 1,038.20	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class B	1.67%
Actual		$ 1,000.00	$ 1,035.80	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Class C	1.64%
Actual		$ 1,000.00	$ 1,035.50	$ 8.28
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Institutional Class	.63%
Actual		$ 1,000.00	$ 1,040.80	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class Z	.51%
Actual		$ 1,000.00	$ 1,041.50	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.5	2.7
Wells Fargo & Co.	2.8	2.7
Bank of America Corp.	2.0	2.4
Visa, Inc. Class A	1.9	1.6
JPMorgan Chase & Co.	1.8	1.8
Starbucks Corp.	1.8	1.4
Berkshire Hathaway, Inc. Class A	1.6	1.8
The Walt Disney Co.	1.5	1.3
Amphenol Corp. Class A	1.5	1.3
NIKE, Inc. Class B	1.3	1.2
	19.7
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	21.5
Financials	18.4	21.1
Consumer Discretionary	16.7	13.7
Health Care	15.1	17.8
Consumer Staples	7.0	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 95.4%		Stocks 97.3%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 1.3%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	12.9%	** Foreign investments	12.4%

†Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.0%
Delphi Automotive PLC	132,600	$ 11,283
Motherson Sumi Systems Ltd.	353,585	2,886
		14,169
Automobiles - 1.2%
General Motors Co.	2,408,500	80,275
Tesla Motors, Inc. (a)(e)	978,224	262,418
		342,693
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	196,300	11,346
Hotels, Restaurants & Leisure - 5.1%
ARAMARK Holdings Corp.	6,448,600	199,713
Cara Operations Ltd. (a)	102,000	2,817
Chipotle Mexican Grill, Inc. (a)	286,724	173,465
Darden Restaurants, Inc.	344,100	24,459
Domino's Pizza, Inc.	1,442,218	163,548
Dunkin' Brands Group, Inc.	969,231	53,308
Hilton Worldwide Holdings, Inc. (a)	886,200	24,415
Marriott International, Inc. Class A	1,689,336	125,670
Papa John's International, Inc.	6,600	499
Starbucks Corp.	9,386,898	503,279
Whitbread PLC	2,054,781	159,685
Wingstop, Inc.	50,200	1,426
Zoe's Kitchen, Inc. (a)(e)	75,900	3,107
		1,435,391
Household Durables - 0.7%
D.R. Horton, Inc.	4,193,824	114,743
Harman International Industries, Inc.	236,468	28,126
Leggett & Platt, Inc.	177,700	8,650
Lennar Corp. Class A	167,500	8,549
Mohawk Industries, Inc. (a)	130,324	24,879
Sony Corp.	565,100	16,047
		200,994
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	381,640	165,666
ASOS PLC (a)(e)	99,100	6,040
Etsy, Inc. (e)	764,751	10,745
Netflix, Inc. (a)	95,300	62,606
Priceline Group, Inc. (a)	165,317	190,341
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	32,700	$ 2,849
Wayfair LLC Class A	22,100	832
		439,079
Leisure Products - 0.1%
Mattel, Inc.	614,100	15,776
Media - 3.4%
Charter Communications, Inc. Class A (a)(e)	175,700	30,089
Comcast Corp. Class A	2,680,200	161,187
DISH Network Corp. Class A (a)	40,700	2,756
Entertainment One Ltd.	75,701	423
Grupo Televisa SA de CV (CPO) sponsored ADR	493,935	19,175
Legend Pictures LLC (a)(g)(h)	13,925	32,919
Liberty Broadband Corp. Class A (a)	108,100	5,510
Liberty Global PLC Class A (a)	1,956,705	105,799
Liberty Media Corp. Class A (a)	74,900	2,699
Lions Gate Entertainment Corp.	378,566	14,026
Naspers Ltd. Class N	119,300	18,582
Rightmove PLC	165,322	8,512
Starz Series A (a)	218,000	9,749
The Walt Disney Co.	3,828,838	437,024
Time Warner, Inc.	65,900	5,760
Viacom, Inc. Class B (non-vtg.)	1,531,400	98,990
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	2,267	644
		953,844
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	521,700	41,209
Dollarama, Inc.	503,900	30,541
		71,750
Specialty Retail - 2.1%
AutoNation, Inc. (a)	89,900	5,662
AutoZone, Inc. (a)	84,134	56,109
Cabela's, Inc. Class A (a)(e)	761,200	38,045
DavidsTea, Inc.	35,500	763
Foot Locker, Inc.	271,700	18,207
Home Depot, Inc.	699,000	77,680
O'Reilly Automotive, Inc. (a)	338,716	76,543
Restoration Hardware Holdings, Inc. (a)	243	24
Signet Jewelers Ltd.	255,700	32,791
TJX Companies, Inc.	3,936,167	260,456
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	200,100	$ 30,905
Williams-Sonoma, Inc.	35,300	2,904
		600,089
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA (e)	1,809,352	33,888
China Hongxing Sports Ltd. (a)	6,000,000	256
Hermes International SCA	269,900	100,680
NIKE, Inc. Class B	3,516,989	379,905
Under Armour, Inc. Class A (sub. vtg.) (a)	724,838	60,480
		575,209
TOTAL CONSUMER DISCRETIONARY		4,660,340
CONSUMER STAPLES - 6.9%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	376,003	87,229
Constellation Brands, Inc. Class A (sub. vtg.)	1,590,100	184,483
		271,712
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	382,200	16,350
Costco Wholesale Corp.	1,142,825	154,350
CVS Health Corp.	3,556,877	373,045
Diplomat Pharmacy, Inc. (e)	423,900	18,970
Sprouts Farmers Market LLC (a)	197,605	5,331
Tesco PLC	27,802,300	92,631
		660,677
Food Products - 1.6%
Associated British Foods PLC	3,502,192	157,986
Kraft Foods Group, Inc.	33,600	2,861
Mead Johnson Nutrition Co. Class A	1,866,100	168,360
Mondelez International, Inc.	1,889,943	77,752
Pinnacle Foods, Inc.	315,600	14,372
The Hain Celestial Group, Inc. (a)	416,500	27,431
		448,762
Household Products - 0.7%
Colgate-Palmolive Co.	2,877,849	188,240
Procter & Gamble Co.	191,500	14,983
		203,223
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
Coty, Inc. Class A	109,300	$ 3,494
Estee Lauder Companies, Inc. Class A	3,264,444	282,897
Hengan International Group Co. Ltd.	238,500	2,834
L'Oreal SA	445,101	79,395
		368,620
TOTAL CONSUMER STAPLES		1,952,994
ENERGY - 6.3%
Energy Equipment & Services - 1.5%
Oceaneering International, Inc.	1,798,799	83,806
Schlumberger Ltd.	4,023,423	346,779
		430,585
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	2,142,246	167,224
Antero Resources Corp. (a)(e)	3,359,456	115,364
Birchcliff Energy Ltd. (a)	50,300	281
Birchcliff Energy Ltd. (a)(f)	585,400	3,267
Cabot Oil & Gas Corp.	4,152,780	130,979
Chevron Corp.	2,841,100	274,081
Concho Resources, Inc. (a)	78,980	8,993
ConocoPhillips Co.	1,000,000	61,410
EOG Resources, Inc.	2,413,860	211,333
Golar LNG Ltd.	1,200,000	56,160
Kinder Morgan, Inc.	449,000	17,237
Marathon Petroleum Corp.	503,900	26,359
Memorial Resource Development Corp.	1,226,100	23,259
Noble Energy, Inc.	2,985,961	127,441
Pioneer Natural Resources Co.	553,300	76,737
Tesoro Corp.	193,400	16,325
Valero Energy Corp.	370,800	23,212
		1,339,662
TOTAL ENERGY		1,770,247
FINANCIALS - 18.3%
Banks - 9.0%
Bank of America Corp.	32,496,427	553,089
Bank of Ireland (a)	248,940,628	100,640
Citigroup, Inc.	1,211,600	66,929
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd. sponsored ADR	1,938,472	$ 117,336
JPMorgan Chase & Co.	7,618,400	516,223
Kotak Mahindra Bank Ltd.	136,517	2,977
Metro Bank PLC Class A (a)(h)	419,395	9,568
PNC Financial Services Group, Inc.	1,177,489	112,627
U.S. Bancorp	6,073,814	263,604
Virgin Money Holdings Uk PLC (a)	2,335,800	16,167
Wells Fargo & Co.	14,093,656	792,627
		2,551,787
Capital Markets - 3.0%
Ameriprise Financial, Inc.	365,439	45,654
BlackRock, Inc. Class A	490,046	169,546
Charles Schwab Corp.	4,648,264	151,766
Goldman Sachs Group, Inc.	299,716	62,578
KKR & Co. LP	1,570,300	35,881
Morgan Stanley	7,907,377	306,727
Oaktree Capital Group LLC Class A	1,290,176	68,612
		840,764
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	6,700	1,649
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class A (a)	2,238	458,454
McGraw Hill Financial, Inc.	984,800	98,923
		557,377
Insurance - 3.2%
ACE Ltd.	658,995	67,007
AIA Group Ltd.	27,856,000	182,375
American International Group, Inc.	5,339,500	330,088
Fairfax Financial Holdings Ltd. (sub. vtg.)	159,000	78,403
Marsh & McLennan Companies, Inc.	1,451,541	82,302
The Chubb Corp.	1,370,036	130,345
The Travelers Companies, Inc.	423,763	40,961
		911,481
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,441,475	134,475
Equity Residential (SBI)	519,200	36,432
		170,907
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	2,812,300	$ 131,391
TOTAL FINANCIALS		5,165,356
HEALTH CARE - 14.9%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. (a)(e)	846,562	94,087
Amgen, Inc.	1,025,049	157,366
Biogen, Inc. (a)	619,786	250,356
BioMarin Pharmaceutical, Inc. (a)	104,600	14,307
bluebird bio, Inc. (a)	133,800	22,528
Blueprint Medicines Corp.	45,300	1,200
Celgene Corp. (a)	1,270,300	147,018
Cellectis SA sponsored ADR	162,900	5,877
Cidara Therapeutics, Inc.	88,300	1,238
Coherus BioSciences, Inc.	54,100	1,563
Dyax Corp. (a)	469,600	12,444
Genmab A/S (a)	38,800	3,374
Gilead Sciences, Inc.	2,584,520	302,596
Insmed, Inc. (a)	136,900	3,343
Karyopharm Therapeutics, Inc. (a)	8,801	239
Light Sciences Oncology, Inc. (a)	2,708,254	0
Medivation, Inc. (a)	429,792	49,082
Receptos, Inc. (a)	244,700	46,505
Repligen Corp. (a)	169,600	6,999
Sage Therapeutics, Inc.	35,000	2,555
TESARO, Inc. (a)	27,400	1,611
		1,124,288
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	1,632,258	102,359
Becton, Dickinson & Co.	318,496	45,115
Boston Scientific Corp. (a)	9,534,924	168,768
C.R. Bard, Inc.	17,000	2,902
DexCom, Inc. (a)	668,038	53,430
Edwards Lifesciences Corp. (a)	308,300	43,911
I-Pulse, Inc. (a)	58,562	504
ICU Medical, Inc. (a)	29,800	2,851
Medtronic PLC	1,243,700	92,158
Nevro Corp.	49,504	2,661
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	592,851	$ 105,510
Zimmer Biomet Holdings, Inc.	676,169	73,858
		694,027
Health Care Providers & Services - 3.1%
Aetna, Inc.	849,648	108,296
AmerisourceBergen Corp.	179,000	19,035
Anthem, Inc.	592,500	97,253
Cigna Corp.	563,100	91,222
HCA Holdings, Inc. (a)	474,500	43,047
Henry Schein, Inc. (a)	1,279,962	181,908
Team Health Holdings, Inc. (a)	46,700	3,051
Teladoc, Inc.	68,800	1,307
UnitedHealth Group, Inc.	2,426,400	296,021
Universal Health Services, Inc. Class B	253,400	36,008
		877,148
Health Care Technology - 0.7%
Castlight Health, Inc.	1,325,100	10,786
Cerner Corp. (a)	2,535,730	175,118
		185,904
Life Sciences Tools & Services - 2.1%
Eurofins Scientific SA	460,684	140,262
Illumina, Inc. (a)	290,251	63,379
Mettler-Toledo International, Inc. (a)	536,798	183,295
Thermo Fisher Scientific, Inc.	1,311,935	170,237
Waters Corp. (a)	358,012	45,962
		603,135
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	7,127,800	101,659
Bristol-Myers Squibb Co.	3,164,400	210,559
Johnson & Johnson	1,519,356	148,076
Novartis AG sponsored ADR	140,800	13,846
Novo Nordisk A/S Series B	1,430,301	78,488
Perrigo Co. PLC	518,185	95,776
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,489,700	88,041
		736,445
TOTAL HEALTH CARE		4,220,947
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
Esterline Technologies Corp. (a)	305,800	$ 29,155
Teledyne Technologies, Inc. (a)	269,600	28,445
The Boeing Co.	812,164	112,663
TransDigm Group, Inc.	292,200	65,649
		235,912
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	332,600	20,751
FedEx Corp.	796,010	135,640
XPO Logistics, Inc. (a)(e)	113,600	5,132
		161,523
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	2,168,295	154,708
Southwest Airlines Co.	2,833,500	93,761
		248,469
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	947,708	43,424
Toto Ltd.	6,114,000	110,205
		153,629
Industrial Conglomerates - 0.7%
Danaher Corp.	1,201,668	102,851
General Electric Co.	3,970,200	105,488
		208,339
Machinery - 0.4%
Deere & Co.	469,000	45,516
Fanuc Corp.	39,100	8,013
Minebea Ltd.	503,000	8,306
PACCAR, Inc.	604,713	38,587
Snap-On, Inc.	14,100	2,245
		102,667
Professional Services - 0.5%
Equifax, Inc.	205,098	19,913
Robert Half International, Inc.	388,500	21,562
Verisk Analytics, Inc. (a)	1,361,595	99,070
		140,545
Road & Rail - 1.2%
Canadian Pacific Railway Ltd. (e)	1,002,132	160,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	792,030	$ 65,018
Union Pacific Corp.	1,044,532	99,617
		325,121
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (f)	320,800	10,875
Class A	2,403,511	81,479
United Rentals, Inc. (a)	1,573,200	137,844
		230,198
TOTAL INDUSTRIALS		1,806,403
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	361,040	11,015
F5 Networks, Inc. (a)	38,545	4,639
QUALCOMM, Inc.	1,580,700	98,999
		114,653
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	7,296,972	423,005
CDW Corp.	802,900	27,523
Fitbit, Inc.	212,500	8,124
IPG Photonics Corp. (a)(e)	176,700	15,050
Keyence Corp.	20,400	11,011
		484,713
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	1,911,700	133,475
Alibaba Group Holding Ltd. sponsored ADR	95,600	7,865
Cimpress NV (a)	167,636	14,108
Dropbox, Inc. (a)(h)	1,289,836	20,986
eBay, Inc. (a)	278,500	16,777
Endurance International Group Holdings, Inc. (a)	3,983,000	82,289
Facebook, Inc. Class A (a)	11,387,459	976,650
GoDaddy, Inc. (a)	1,418,900	39,999
Google, Inc.:
Class A (a)	401,046	216,581
Class C	440,898	229,492
JUST EAT Ltd. (a)	1,707,625	10,915
LendingClub Corp. (e)	1,087,740	16,044
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)	184,125	$ 11,874
Shopify, Inc. Class A	36,700	1,245
Shutterstock, Inc. (a)(e)	540,350	31,686
SurveyMonkey (h)	2,069,881	32,746
Tencent Holdings Ltd.	477,200	9,542
Yahoo!, Inc. (a)	1,036,624	40,729
		1,893,003
IT Services - 5.9%
Alliance Data Systems Corp. (a)	394,559	115,188
ASAC II LP (a)(h)	9,408,021	152,824
Cognizant Technology Solutions Corp. Class A (a)	1,107,500	67,657
Fidelity National Information Services, Inc.	1,443,730	89,223
Fiserv, Inc. (a)	1,577,692	130,680
FleetCor Technologies, Inc. (a)	340,500	53,138
Gartner, Inc. Class A (a)	645,700	55,388
IBM Corp.	889,000	144,605
MasterCard, Inc. Class A	2,430,035	227,160
Total System Services, Inc.	2,534,960	105,885
Visa, Inc. Class A	7,836,496	526,221
		1,667,969
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	801,500	51,444
ARM Holdings PLC	168,000	2,749
ASML Holding NV	26,200	2,728
Avago Technologies Ltd.	1,062,645	141,257
Broadcom Corp. Class A	901,400	46,413
Cavium, Inc. (a)	133,300	9,172
Freescale Semiconductor, Inc. (a)	1,883,730	75,293
Inphi Corp. (a)	106,758	2,440
M/A-COM Technology Solutions Holdings, Inc. (a)(e)	688,479	26,334
NXP Semiconductors NV (a)	707,000	69,427
Qorvo, Inc. (a)	647,564	51,980
Skyworks Solutions, Inc.	577,900	60,159
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,091,800	24,795
		564,191
Software - 3.8%
Activision Blizzard, Inc.	1,455,453	35,237
Adobe Systems, Inc. (a)	1,589,361	128,754
Check Point Software Technologies Ltd. (a)	118,712	9,444
Electronic Arts, Inc. (a)	575,700	38,284
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Fleetmatics Group PLC (a)	71,629	$ 3,354
Informatica Corp. (a)	197,800	9,587
Intuit, Inc.	1,105,000	111,351
Microsoft Corp.	2,871,613	126,782
Mobileye NV (a)	1,844,320	98,062
NetSuite, Inc. (a)	611,589	56,113
Qlik Technologies, Inc. (a)	762,024	26,640
Red Hat, Inc. (a)	280,503	21,299
Salesforce.com, Inc. (a)	4,417,412	307,584
ServiceNow, Inc. (a)	35,500	2,638
Symantec Corp.	395,500	9,195
Tableau Software, Inc. (a)	180,200	20,777
Trion World Network, Inc.:
warrants 8/10/17 (a)(h)	18,952	0*
warrants 10/3/18 (a)(h)	27,736	0*
Ultimate Software Group, Inc. (a)	339,566	55,804
Workday, Inc. Class A (a)	35,800	2,735
		1,063,640
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,798,100	225,527
First Data Holdings, Inc. Class B (h)	15,456,860	72,802
		298,329
TOTAL INFORMATION TECHNOLOGY		6,086,498
MATERIALS - 4.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	158,100	21,633
Airgas, Inc.	778,700	82,371
Celanese Corp. Class A	58,900	4,234
CF Industries Holdings, Inc.	1,135,000	72,958
Ecolab, Inc.	748,313	84,612
LyondellBasell Industries NV Class A	1,034,500	107,091
Monsanto Co.	1,029,567	109,742
Olin Corp. (e)	215,280	5,802
PPG Industries, Inc.	2,211,162	253,665
Sherwin-Williams Co.	702,236	193,129
		935,237
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	151,200	21,396
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.6%
Ball Corp.	321,200	$ 22,532
MeadWestvaco Corp.	247,401	11,675
Rock-Tenn Co. Class A	1,731,846	104,257
Sealed Air Corp.	656,300	33,721
		172,185
Metals & Mining - 0.3%
B2Gold Corp. (a)	20,610,932	31,519
Barrick Gold Corp.	229,800	2,456
Franco-Nevada Corp.	640,261	30,537
GoviEx Uranium, Inc. (a)	851,865	89
GoviEx Uranium, Inc. (f)	23,200	2
GoviEx Uranium, Inc. (f)	2,625,135	273
Ivanhoe Mines Ltd. (a)	855,400	616
Novagold Resources, Inc. (a)	760,612	2,613
Randgold Resources Ltd. sponsored ADR	30,265	2,026
Tahoe Resources, Inc.	1,708,174	20,706
		90,837
Paper & Forest Products - 0.3%
International Paper Co.	1,825,883	86,894
TOTAL MATERIALS		1,306,549
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	311,700	12,085
TOTAL COMMON STOCKS (Cost $19,208,227)		26,981,419
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(h)	7,091,632	47,585
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(h)	165,366	296
TOTAL CONSUMER DISCRETIONARY		47,881
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(h)	1,110,537	$ 14,800
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (h)	10,791,166	30,726
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (h)	166,247	1,800
Intarcia Therapeutics, Inc. Series CC (a)(h)	516,522	16,074
		17,874
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(h)	10,369,703	30,383
TOTAL HEALTH CARE		48,257
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (h)	145,254	11,251
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(h)	299,518	4,873
Series C (a)(h)	161,770	2,632
Pinterest, Inc.:
Series E, 8.00% (a)(h)	2,640,631	94,787
Series F, 8.00% (h)	1,761,729	63,238
Series G, 8.00% (h)	335,293	12,035
		177,565
IT Services - 0.0%
Nutanix, Inc. Series E (h)	783,938	13,217
Software - 0.1%
Cloudera, Inc. Series F (a)(h)	312,284	6,692
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	602,295	349
Series C-1, 8.00% (a)(h)	47,380	27
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series D, 8.00% (a)(h)	50,840	$ 29
Twilio, Inc. Series E (h)	751,240	8,497
		15,594
TOTAL INFORMATION TECHNOLOGY		206,376
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $233,796)		359,291
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (h)		$ 199	214
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,230
TOTAL CORPORATE BONDS (Cost $4,895)			4,444
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	951,364,874	$ 951,365
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	724,895,565	724,896
TOTAL MONEY MARKET FUNDS (Cost $1,676,261)		1,676,261
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $21,123,179)		29,021,415
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(738,012)
NET ASSETS - 100%		$ 28,283,403
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,417,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $681,994,000 or 2.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$ 1,800
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 32,763
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 14,800
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 6/10/15	$ 18,474
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,616
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 3,508
Nutanix, Inc. Series E	8/26/14	$ 10,502
Oportun Finance Corp. Series H	2/6/15	$ 30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 12,035
Space Exploration Technologies Corp. Series G	1/20/15	$ 11,251
SurveyMonkey	12/15/14	$ 34,050
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 267
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 199
Twilio, Inc. Series E	4/24/15	$ 8,497
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,299
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 328
Fidelity Securities Lending Cash Central Fund	1,928
Total	$ 2,256
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,708,221	$ 4,610,474	$ 16,047	$ 81,700
Consumer Staples	1,967,794	1,860,363	92,631	14,800
Energy	1,770,247	1,770,247	-	-
Financials	5,196,082	5,055,148	100,640	40,294
Health Care	4,269,204	4,141,955	78,488	48,761
Industrials	1,817,654	1,806,403	-	11,251
Information Technology	6,292,874	5,794,849	12,291	485,734
Materials	1,306,549	1,306,549	-	-
Telecommunication Services	12,085	12,085	-	-
Corporate Bonds	4,444	-	4,230	214
Money Market Funds	1,676,261	1,676,261	-	-
Total Investments in Securities:	$ 29,021,415	$ 28,034,334	$ 304,327	$ 682,754

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 324,916
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 334,440
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	130,762
Cost of Purchases	20,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 485,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 130,762
Other Investments in Securities
Beginning Balance	$ 138,746
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,371)
Cost of Purchases	64,152
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,507)
Ending Balance	$ 197,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ (4,371)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.1%
United Kingdom	2.0%
Ireland	1.6%
Canada	1.5%
Curacao	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $707,853) - See accompanying schedule: Unaffiliated issuers (cost $19,446,918)	$ 27,345,154
Fidelity Central Funds (cost $1,676,261)	1,676,261
Total Investments (cost $21,123,179)		$ 29,021,415
Receivable for investments sold		101,626
Receivable for fund shares sold		21,062
Dividends receivable		18,668
Interest receivable		366
Distributions receivable from Fidelity Central Funds		522
Other receivables		665
Total assets		29,164,324

Liabilities
Payable to custodian bank	$ 67
Payable for investments purchased	89,234
Payable for fund shares redeemed	43,579
Accrued management fee	11,869
Distribution and service plan fees payable	6,166
Other affiliated payables	4,423
Other payables and accrued expenses	687
Collateral on securities loaned, at value	724,896
Total liabilities		880,921

Net Assets		$ 28,283,403
Net Assets consist of:
Paid in capital		$ 19,400,959
Undistributed net investment income		39,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		944,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,898,280
Net Assets		$ 28,283,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,354,313 ÷ 302,992 shares)	$ 27.57

Maximum offering price per share (100/94.25 of $27.57)	$ 29.25
Class T:
Net Asset Value and redemption price per share ($2,200,705 ÷ 81,689 shares)	$ 26.94

Maximum offering price per share (100/96.50 of $26.94)	$ 27.92
Class B:
Net Asset Value and offering price per share ($143,286 ÷ 5,743 shares)A	$ 24.95

Class C:
Net Asset Value and offering price per share ($3,959,930 ÷ 157,370 shares)A	$ 25.16

Institutional Class:
Net Asset Value, offering price and redemption price per share ($13,089,262 ÷ 465,777 shares)	$ 28.10

Class Z:
Net Asset Value, offering price and redemption price per share ($535,907 ÷ 19,043 shares)	$ 28.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 165,334
Interest		207
Income from Fidelity Central Funds		2,256
Total income		167,797

Expenses
Management fee
Basic fee	$ 78,528
Performance adjustment	(14,541)
Transfer agent fees	25,484
Distribution and service plan fees	36,860
Accounting and security lending fees	1,056
Custodian fees and expenses	277
Independent trustees' compensation	60
Registration fees	290
Audit	49
Legal	21
Miscellaneous	110
Total expenses before reductions	128,194
Expense reductions	(876)	127,318
Net investment income (loss)		40,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,025,102
Foreign currency transactions	(757)
Total net realized gain (loss)		1,024,345
Change in net unrealized appreciation (depreciation) on: Investment securities	47,667
Assets and liabilities in foreign currencies	57
Total change in net unrealized appreciation (depreciation)		47,724
Net gain (loss)		1,072,069
Net increase (decrease) in net assets resulting from operations		$ 1,112,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,479	$ 34,475
Net realized gain (loss)	1,024,345	2,437,996
Change in net unrealized appreciation (depreciation)	47,724	(58,375)
Net increase (decrease) in net assets resulting from operations	1,112,548	2,414,096
Distributions to shareholders from net investment income	-	(31,791)
Distributions to shareholders from net realized gain	(164,048)	(2,046,943)
Total distributions	(164,048)	(2,078,734)
Share transactions - net increase (decrease)	(1,172,315)	2,177,978
Total increase (decrease) in net assets	(223,815)	2,513,340

Net Assets
Beginning of period	28,507,218	25,993,878
End of period (including undistributed net investment income of $39,948 and accumulated net investment loss of $531, respectively)	$ 28,283,403	$ 28,507,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.03	(.05)	(.05)
Net realized and unrealized gain (loss)	1.01	2.34	7.21	3.09	(.15)	2.81
Total from investment operations	1.05	2.38	7.22	3.12	(.20)	2.76
Distributions from net realized gain	(.15)	(2.03)	(3.65)	(.09)	(.04)	(.04)
Net asset value, end of period	$ 27.57	$ 26.67	$ 26.32	$ 22.75	$ 19.72	$ 19.96
Total ReturnB, C, D	3.96%	9.20%	32.36%	15.84%	(1.04)%	16.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.89%A	.92%	.94%	1.01%	1.08%	1.14%
Expenses net of fee waivers, if any	.89%A	.92%	.94%	1.01%	1.08%	1.14%
Expenses net of all reductions	.89%A	.92%	.94%	1.00%	1.07%	1.13%
Net investment income (loss)	.29%A	.13%	.02%	.13%	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,354	$ 8,475	$ 8,634	$ 6,459	$ 5,809	$ 5,603
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.06)	(.02)	(.10)	(.09)
Net realized and unrealized gain (loss)	.98	2.31	7.11	3.04	(.14)	2.78
Total from investment operations	.99	2.28	7.05	3.02	(.24)	2.69
Distributions from net realized gain	(.15)	(2.02)	(3.65)	(.04)	(.04)	(.03)
Net asset value, end of period	$ 26.94	$ 26.10	$ 25.84	$ 22.44	$ 19.46	$ 19.74
Total ReturnB, C, D	3.82%	8.98%	32.05%	15.52%	(1.25)%	15.81%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.17%	1.18%	1.25%	1.32%	1.38%
Expenses net of fee waivers, if any	1.14%A	1.17%	1.18%	1.25%	1.32%	1.38%
Expenses net of all reductions	1.13%A	1.17%	1.18%	1.24%	1.32%	1.38%
Net investment income (loss)	.04%A	(.11)%	(.22)%	(.11)%	(.48)%	(.52)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,201	$ 2,219	$ 2,134	$ 1,795	$ 1,640	$ 1,756
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.24	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.19)	(.14)	(.20)	(.19)
Net realized and unrealized gain (loss)	.92	2.15	6.74	2.91	(.15)	2.68
Total from investment operations	.86	1.99	6.55	2.77	(.35)	2.49
Distributions from net realized gain	(.15)	(2.02)	(3.65)	-	-	(.03)
Net asset value, end of period	$ 24.95	$ 24.24	$ 24.27	$ 21.37	$ 18.60	$ 18.95
Total ReturnB, C, D	3.58%	8.36%	31.31%	14.89%	(1.85)%	15.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67%A	1.71%	1.75%	1.82%	1.89%	1.96%
Expenses net of fee waivers, if any	1.67%A	1.71%	1.75%	1.82%	1.89%	1.96%
Expenses net of all reductions	1.67%A	1.71%	1.75%	1.81%	1.89%	1.95%
Net investment income (loss)	(.49)%A	(.66)%	(.79)%	(.68)%	(1.05)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 182	$ 213	$ 239	$ 309	$ 410
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.18)	(.13)	(.19)	(.17)
Net realized and unrealized gain (loss)	.92	2.18	6.79	2.92	(.14)	2.68
Total from investment operations	.86	2.02	6.61	2.79	(.33)	2.51
Distributions from net realized gain	(.15)	(2.02)	(3.65)	-	-	(.03)
Net asset value, end of period	$ 25.16	$ 24.45	$ 24.45	$ 21.49	$ 18.70	$ 19.03
Total ReturnB, C, D	3.55%	8.43%	31.41%	14.92%	(1.73)%	15.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64%A	1.67%	1.69%	1.75%	1.83%	1.88%
Expenses net of fee waivers, if any	1.64%A	1.67%	1.69%	1.75%	1.83%	1.88%
Expenses net of all reductions	1.64%A	1.67%	1.69%	1.75%	1.82%	1.88%
Net investment income (loss)	(.46)%A	(.62)%	(.73)%	(.62)%	(.98)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,960	$ 3,889	$ 3,459	$ 2,515	$ 2,133	$ 2,138
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.15	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39
Income from Investment Operations
Net investment income (loss) D	.08	.11	.07	.09	.01	(.01)
Net realized and unrealized gain (loss)	1.02	2.39	7.32	3.12	(.15)	2.85
Total from investment operations	1.10	2.50	7.39	3.21	(.14)	2.84
Distributions from net investment income	-	(.07)	-	(.02)	-	-
Distributions from net realized gain	(.15)	(2.04)	(3.65)	(.13)	(.04)	(.09)
Total distributions	(.15)	(2.11)	(3.65)	(.15)	(.04)	(.09)
Net asset value, end of period	$ 28.10	$ 27.15	$ 26.76	$ 23.02	$ 19.96	$ 20.14
Total ReturnB, C	4.08%	9.51%	32.73%	16.11%	(.73)%	16.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.64%A	.67%	.68%	.74%	.81%	.89%
Expenses net of fee waivers, if any	.63%A	.67%	.68%	.74%	.81%	.89%
Expenses net of all reductions	.63%A	.67%	.68%	.74%	.81%	.89%
Net investment income (loss)	.54%A	.39%	.28%	.39%	.03%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 13,089	$ 13,449	$ 11,477	$ 9,898	$ 7,169	$ 5,898
Portfolio turnover rate F	49%A	62%	79%	47%	58%	47%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 27.17	$ 26.78	$ 27.42
Income from Investment Operations
Net investment income (loss) D	.09	.15	.01
Net realized and unrealized gain (loss)	1.03	2.39	3.00
Total from investment operations	1.12	2.54	3.01
Distributions from net investment income	-	(.10)	-
Distributions from net realized gain	(.15)	(2.04)	(3.65)
Total distributions	(.15)	(2.15)I	(3.65)
Net asset value, end of period	$ 28.14	$ 27.17	$ 26.78
Total ReturnB, C	4.15%	9.65%	11.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.54%	.55%A
Expenses net of fee waivers, if any	.51%A	.54%	.55%A
Expenses net of all reductions	.50%A	.53%	.55%A
Net investment income (loss)	.67%A	.52%	.14%A
Supplemental Data
Net assets, end of period (in millions)	$ 536	$ 294	$ 77
Portfolio turnover rate F	49%A	62%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 214	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 682,541	Discounted cash flow	Free cash flow multiple	17.7	Increase
			Discount rate	8.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$2.85 - $77.46 / $31.06	Increase
			Discount rate	50.0%	Decrease
			Adjusted transaction price	$31.12	Increase
		Market comparable	EV/EBITDA multiple	8.3 - 25.2 / 16.1	Increase
			EV/Sales multiple	1.3 - 12.6 / 8.4	Increase
			Discount rate	10.0% - 50.0% / 15.4%	Decrease
			P/B multiple	2.3	Increase
			P/E multiple	14.4	Increase
			EBITDA multiple	15.9	Increase
			Discount for lack of marketability	15.0% - 30.0% / 15.1%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,336,501
Gross unrealized depreciation	(473,004)
Net unrealized appreciation (depreciation) on securities	$ 7,863,497

Tax cost	$ 21,157,918

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (1,979)

The Fund acquired $1,979 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchase and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,804,641 and $8,471,998, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 10,628	$ 175
Class T	.25%	.25%	5,576	61
Class B	.75%	.25%	819	617
Class C	.75%	.25%	19,837	2,463
			$ 36,860	$ 3,316

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 708
Class T	104
Class B*	29
Class C*	131
$ 972

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 7,724.18
Class T	2,007.18
Class B	173.21
Class C	3,598.18
Institutional Class	11,879.18
Class Z	103.05
	$ 25,484

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,928, including $6 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $283 for the period.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Class A	$ 190
Class T	49
Class B	5
Class C	80
Institutional Class	269
$ 593

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Institutional Class	-	30,759
Class Z	-	1,032
Total	$ -	$ 31,791
From net realized gain
Class A	$ 48,422	$ 606,361
Class T	12,971	160,563
Class B	1,089	14,434
Class C	24,498	297,255
Institutional Class	75,069	948,474
Class Z	1,999	19,856
Total	$ 164,048	$ 2,046,943

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	22,108	56,480	$ 601,918	$ 1,535,803
Reinvestment of distributions	1,725	22,207	46,522	581,082
Shares redeemed	(38,550)	(89,074)	(1,052,701)	(2,443,351)
Net increase (decrease)	(14,717)	(10,387)	$ (404,261)	$ (326,466)
Class T
Shares sold	4,387	10,880	$ 116,847	$ 289,917
Reinvestment of distributions	458	5,820	12,065	149,046
Shares redeemed	(8,172)	(14,283)	(217,927)	(381,835)
Net increase (decrease)	(3,327)	2,417	$ (89,015)	$ 57,128
Class B
Shares sold	46	194	$ 1,141	$ 4,762
Reinvestment of distributions	40	541	977	12,886
Shares redeemed	(1,846)	(1,988)	(45,619)	(49,648)
Net increase (decrease)	(1,760)	(1,253)	$ (43,501)	$ (32,000)
Class C
Shares sold	9,873	25,077	$ 245,575	$ 628,846
Reinvestment of distributions	825	10,237	20,353	245,714
Shares redeemed	(12,399)	(17,713)	(309,538)	(446,482)
Net increase (decrease)	(1,701)	17,601	$ (43,610)	$ 428,078
Institutional Class
Shares sold	52,335	132,665	$ 1,452,906	$ 3,697,269
Reinvestment of distributions	2,337	30,790	64,161	819,710
Shares redeemed	(84,272)	(97,045)	(2,338,883)	(2,684,332)
Net increase (decrease)	(29,600)	66,410	$ (821,816)	$ 1,832,647
Class Z
Shares sold	9,336	8,291	$ 261,022	$ 229,233
Reinvestment of distributions	72	772	1,975	20,561
Shares redeemed	(1,185)	(1,117)	(33,109)	(31,203)
Net increase (decrease)	8,223	7,946	$ 229,888	$ 218,591

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIF-USAN-0815
1.803541.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor ®

New Insights

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.89%
Actual		$ 1,000.00	$ 1,039.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class T	1.14%
Actual		$ 1,000.00	$ 1,038.20	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class B	1.67%
Actual		$ 1,000.00	$ 1,035.80	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Class C	1.64%
Actual		$ 1,000.00	$ 1,035.50	$ 8.28
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Institutional Class	.63%
Actual		$ 1,000.00	$ 1,040.80	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class Z	.51%
Actual		$ 1,000.00	$ 1,041.50	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.5	2.7
Wells Fargo & Co.	2.8	2.7
Bank of America Corp.	2.0	2.4
Visa, Inc. Class A	1.9	1.6
JPMorgan Chase & Co.	1.8	1.8
Starbucks Corp.	1.8	1.4
Berkshire Hathaway, Inc. Class A	1.6	1.8
The Walt Disney Co.	1.5	1.3
Amphenol Corp. Class A	1.5	1.3
NIKE, Inc. Class B	1.3	1.2
	19.7
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	21.5
Financials	18.4	21.1
Consumer Discretionary	16.7	13.7
Health Care	15.1	17.8
Consumer Staples	7.0	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 95.4%		Stocks 97.3%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 1.3%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	12.9%	** Foreign investments	12.4%

†Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.0%
Delphi Automotive PLC	132,600	$ 11,283
Motherson Sumi Systems Ltd.	353,585	2,886
		14,169
Automobiles - 1.2%
General Motors Co.	2,408,500	80,275
Tesla Motors, Inc. (a)(e)	978,224	262,418
		342,693
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	196,300	11,346
Hotels, Restaurants & Leisure - 5.1%
ARAMARK Holdings Corp.	6,448,600	199,713
Cara Operations Ltd. (a)	102,000	2,817
Chipotle Mexican Grill, Inc. (a)	286,724	173,465
Darden Restaurants, Inc.	344,100	24,459
Domino's Pizza, Inc.	1,442,218	163,548
Dunkin' Brands Group, Inc.	969,231	53,308
Hilton Worldwide Holdings, Inc. (a)	886,200	24,415
Marriott International, Inc. Class A	1,689,336	125,670
Papa John's International, Inc.	6,600	499
Starbucks Corp.	9,386,898	503,279
Whitbread PLC	2,054,781	159,685
Wingstop, Inc.	50,200	1,426
Zoe's Kitchen, Inc. (a)(e)	75,900	3,107
		1,435,391
Household Durables - 0.7%
D.R. Horton, Inc.	4,193,824	114,743
Harman International Industries, Inc.	236,468	28,126
Leggett & Platt, Inc.	177,700	8,650
Lennar Corp. Class A	167,500	8,549
Mohawk Industries, Inc. (a)	130,324	24,879
Sony Corp.	565,100	16,047
		200,994
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	381,640	165,666
ASOS PLC (a)(e)	99,100	6,040
Etsy, Inc. (e)	764,751	10,745
Netflix, Inc. (a)	95,300	62,606
Priceline Group, Inc. (a)	165,317	190,341
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	32,700	$ 2,849
Wayfair LLC Class A	22,100	832
		439,079
Leisure Products - 0.1%
Mattel, Inc.	614,100	15,776
Media - 3.4%
Charter Communications, Inc. Class A (a)(e)	175,700	30,089
Comcast Corp. Class A	2,680,200	161,187
DISH Network Corp. Class A (a)	40,700	2,756
Entertainment One Ltd.	75,701	423
Grupo Televisa SA de CV (CPO) sponsored ADR	493,935	19,175
Legend Pictures LLC (a)(g)(h)	13,925	32,919
Liberty Broadband Corp. Class A (a)	108,100	5,510
Liberty Global PLC Class A (a)	1,956,705	105,799
Liberty Media Corp. Class A (a)	74,900	2,699
Lions Gate Entertainment Corp.	378,566	14,026
Naspers Ltd. Class N	119,300	18,582
Rightmove PLC	165,322	8,512
Starz Series A (a)	218,000	9,749
The Walt Disney Co.	3,828,838	437,024
Time Warner, Inc.	65,900	5,760
Viacom, Inc. Class B (non-vtg.)	1,531,400	98,990
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	2,267	644
		953,844
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	521,700	41,209
Dollarama, Inc.	503,900	30,541
		71,750
Specialty Retail - 2.1%
AutoNation, Inc. (a)	89,900	5,662
AutoZone, Inc. (a)	84,134	56,109
Cabela's, Inc. Class A (a)(e)	761,200	38,045
DavidsTea, Inc.	35,500	763
Foot Locker, Inc.	271,700	18,207
Home Depot, Inc.	699,000	77,680
O'Reilly Automotive, Inc. (a)	338,716	76,543
Restoration Hardware Holdings, Inc. (a)	243	24
Signet Jewelers Ltd.	255,700	32,791
TJX Companies, Inc.	3,936,167	260,456
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	200,100	$ 30,905
Williams-Sonoma, Inc.	35,300	2,904
		600,089
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA (e)	1,809,352	33,888
China Hongxing Sports Ltd. (a)	6,000,000	256
Hermes International SCA	269,900	100,680
NIKE, Inc. Class B	3,516,989	379,905
Under Armour, Inc. Class A (sub. vtg.) (a)	724,838	60,480
		575,209
TOTAL CONSUMER DISCRETIONARY		4,660,340
CONSUMER STAPLES - 6.9%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	376,003	87,229
Constellation Brands, Inc. Class A (sub. vtg.)	1,590,100	184,483
		271,712
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	382,200	16,350
Costco Wholesale Corp.	1,142,825	154,350
CVS Health Corp.	3,556,877	373,045
Diplomat Pharmacy, Inc. (e)	423,900	18,970
Sprouts Farmers Market LLC (a)	197,605	5,331
Tesco PLC	27,802,300	92,631
		660,677
Food Products - 1.6%
Associated British Foods PLC	3,502,192	157,986
Kraft Foods Group, Inc.	33,600	2,861
Mead Johnson Nutrition Co. Class A	1,866,100	168,360
Mondelez International, Inc.	1,889,943	77,752
Pinnacle Foods, Inc.	315,600	14,372
The Hain Celestial Group, Inc. (a)	416,500	27,431
		448,762
Household Products - 0.7%
Colgate-Palmolive Co.	2,877,849	188,240
Procter & Gamble Co.	191,500	14,983
		203,223
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
Coty, Inc. Class A	109,300	$ 3,494
Estee Lauder Companies, Inc. Class A	3,264,444	282,897
Hengan International Group Co. Ltd.	238,500	2,834
L'Oreal SA	445,101	79,395
		368,620
TOTAL CONSUMER STAPLES		1,952,994
ENERGY - 6.3%
Energy Equipment & Services - 1.5%
Oceaneering International, Inc.	1,798,799	83,806
Schlumberger Ltd.	4,023,423	346,779
		430,585
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	2,142,246	167,224
Antero Resources Corp. (a)(e)	3,359,456	115,364
Birchcliff Energy Ltd. (a)	50,300	281
Birchcliff Energy Ltd. (a)(f)	585,400	3,267
Cabot Oil & Gas Corp.	4,152,780	130,979
Chevron Corp.	2,841,100	274,081
Concho Resources, Inc. (a)	78,980	8,993
ConocoPhillips Co.	1,000,000	61,410
EOG Resources, Inc.	2,413,860	211,333
Golar LNG Ltd.	1,200,000	56,160
Kinder Morgan, Inc.	449,000	17,237
Marathon Petroleum Corp.	503,900	26,359
Memorial Resource Development Corp.	1,226,100	23,259
Noble Energy, Inc.	2,985,961	127,441
Pioneer Natural Resources Co.	553,300	76,737
Tesoro Corp.	193,400	16,325
Valero Energy Corp.	370,800	23,212
		1,339,662
TOTAL ENERGY		1,770,247
FINANCIALS - 18.3%
Banks - 9.0%
Bank of America Corp.	32,496,427	553,089
Bank of Ireland (a)	248,940,628	100,640
Citigroup, Inc.	1,211,600	66,929
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd. sponsored ADR	1,938,472	$ 117,336
JPMorgan Chase & Co.	7,618,400	516,223
Kotak Mahindra Bank Ltd.	136,517	2,977
Metro Bank PLC Class A (a)(h)	419,395	9,568
PNC Financial Services Group, Inc.	1,177,489	112,627
U.S. Bancorp	6,073,814	263,604
Virgin Money Holdings Uk PLC (a)	2,335,800	16,167
Wells Fargo & Co.	14,093,656	792,627
		2,551,787
Capital Markets - 3.0%
Ameriprise Financial, Inc.	365,439	45,654
BlackRock, Inc. Class A	490,046	169,546
Charles Schwab Corp.	4,648,264	151,766
Goldman Sachs Group, Inc.	299,716	62,578
KKR & Co. LP	1,570,300	35,881
Morgan Stanley	7,907,377	306,727
Oaktree Capital Group LLC Class A	1,290,176	68,612
		840,764
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	6,700	1,649
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class A (a)	2,238	458,454
McGraw Hill Financial, Inc.	984,800	98,923
		557,377
Insurance - 3.2%
ACE Ltd.	658,995	67,007
AIA Group Ltd.	27,856,000	182,375
American International Group, Inc.	5,339,500	330,088
Fairfax Financial Holdings Ltd. (sub. vtg.)	159,000	78,403
Marsh & McLennan Companies, Inc.	1,451,541	82,302
The Chubb Corp.	1,370,036	130,345
The Travelers Companies, Inc.	423,763	40,961
		911,481
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,441,475	134,475
Equity Residential (SBI)	519,200	36,432
		170,907
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	2,812,300	$ 131,391
TOTAL FINANCIALS		5,165,356
HEALTH CARE - 14.9%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. (a)(e)	846,562	94,087
Amgen, Inc.	1,025,049	157,366
Biogen, Inc. (a)	619,786	250,356
BioMarin Pharmaceutical, Inc. (a)	104,600	14,307
bluebird bio, Inc. (a)	133,800	22,528
Blueprint Medicines Corp.	45,300	1,200
Celgene Corp. (a)	1,270,300	147,018
Cellectis SA sponsored ADR	162,900	5,877
Cidara Therapeutics, Inc.	88,300	1,238
Coherus BioSciences, Inc.	54,100	1,563
Dyax Corp. (a)	469,600	12,444
Genmab A/S (a)	38,800	3,374
Gilead Sciences, Inc.	2,584,520	302,596
Insmed, Inc. (a)	136,900	3,343
Karyopharm Therapeutics, Inc. (a)	8,801	239
Light Sciences Oncology, Inc. (a)	2,708,254	0
Medivation, Inc. (a)	429,792	49,082
Receptos, Inc. (a)	244,700	46,505
Repligen Corp. (a)	169,600	6,999
Sage Therapeutics, Inc.	35,000	2,555
TESARO, Inc. (a)	27,400	1,611
		1,124,288
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	1,632,258	102,359
Becton, Dickinson & Co.	318,496	45,115
Boston Scientific Corp. (a)	9,534,924	168,768
C.R. Bard, Inc.	17,000	2,902
DexCom, Inc. (a)	668,038	53,430
Edwards Lifesciences Corp. (a)	308,300	43,911
I-Pulse, Inc. (a)	58,562	504
ICU Medical, Inc. (a)	29,800	2,851
Medtronic PLC	1,243,700	92,158
Nevro Corp.	49,504	2,661
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	592,851	$ 105,510
Zimmer Biomet Holdings, Inc.	676,169	73,858
		694,027
Health Care Providers & Services - 3.1%
Aetna, Inc.	849,648	108,296
AmerisourceBergen Corp.	179,000	19,035
Anthem, Inc.	592,500	97,253
Cigna Corp.	563,100	91,222
HCA Holdings, Inc. (a)	474,500	43,047
Henry Schein, Inc. (a)	1,279,962	181,908
Team Health Holdings, Inc. (a)	46,700	3,051
Teladoc, Inc.	68,800	1,307
UnitedHealth Group, Inc.	2,426,400	296,021
Universal Health Services, Inc. Class B	253,400	36,008
		877,148
Health Care Technology - 0.7%
Castlight Health, Inc.	1,325,100	10,786
Cerner Corp. (a)	2,535,730	175,118
		185,904
Life Sciences Tools & Services - 2.1%
Eurofins Scientific SA	460,684	140,262
Illumina, Inc. (a)	290,251	63,379
Mettler-Toledo International, Inc. (a)	536,798	183,295
Thermo Fisher Scientific, Inc.	1,311,935	170,237
Waters Corp. (a)	358,012	45,962
		603,135
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	7,127,800	101,659
Bristol-Myers Squibb Co.	3,164,400	210,559
Johnson & Johnson	1,519,356	148,076
Novartis AG sponsored ADR	140,800	13,846
Novo Nordisk A/S Series B	1,430,301	78,488
Perrigo Co. PLC	518,185	95,776
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,489,700	88,041
		736,445
TOTAL HEALTH CARE		4,220,947
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
Esterline Technologies Corp. (a)	305,800	$ 29,155
Teledyne Technologies, Inc. (a)	269,600	28,445
The Boeing Co.	812,164	112,663
TransDigm Group, Inc.	292,200	65,649
		235,912
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	332,600	20,751
FedEx Corp.	796,010	135,640
XPO Logistics, Inc. (a)(e)	113,600	5,132
		161,523
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	2,168,295	154,708
Southwest Airlines Co.	2,833,500	93,761
		248,469
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	947,708	43,424
Toto Ltd.	6,114,000	110,205
		153,629
Industrial Conglomerates - 0.7%
Danaher Corp.	1,201,668	102,851
General Electric Co.	3,970,200	105,488
		208,339
Machinery - 0.4%
Deere & Co.	469,000	45,516
Fanuc Corp.	39,100	8,013
Minebea Ltd.	503,000	8,306
PACCAR, Inc.	604,713	38,587
Snap-On, Inc.	14,100	2,245
		102,667
Professional Services - 0.5%
Equifax, Inc.	205,098	19,913
Robert Half International, Inc.	388,500	21,562
Verisk Analytics, Inc. (a)	1,361,595	99,070
		140,545
Road & Rail - 1.2%
Canadian Pacific Railway Ltd. (e)	1,002,132	160,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	792,030	$ 65,018
Union Pacific Corp.	1,044,532	99,617
		325,121
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (f)	320,800	10,875
Class A	2,403,511	81,479
United Rentals, Inc. (a)	1,573,200	137,844
		230,198
TOTAL INDUSTRIALS		1,806,403
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	361,040	11,015
F5 Networks, Inc. (a)	38,545	4,639
QUALCOMM, Inc.	1,580,700	98,999
		114,653
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	7,296,972	423,005
CDW Corp.	802,900	27,523
Fitbit, Inc.	212,500	8,124
IPG Photonics Corp. (a)(e)	176,700	15,050
Keyence Corp.	20,400	11,011
		484,713
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	1,911,700	133,475
Alibaba Group Holding Ltd. sponsored ADR	95,600	7,865
Cimpress NV (a)	167,636	14,108
Dropbox, Inc. (a)(h)	1,289,836	20,986
eBay, Inc. (a)	278,500	16,777
Endurance International Group Holdings, Inc. (a)	3,983,000	82,289
Facebook, Inc. Class A (a)	11,387,459	976,650
GoDaddy, Inc. (a)	1,418,900	39,999
Google, Inc.:
Class A (a)	401,046	216,581
Class C	440,898	229,492
JUST EAT Ltd. (a)	1,707,625	10,915
LendingClub Corp. (e)	1,087,740	16,044
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)	184,125	$ 11,874
Shopify, Inc. Class A	36,700	1,245
Shutterstock, Inc. (a)(e)	540,350	31,686
SurveyMonkey (h)	2,069,881	32,746
Tencent Holdings Ltd.	477,200	9,542
Yahoo!, Inc. (a)	1,036,624	40,729
		1,893,003
IT Services - 5.9%
Alliance Data Systems Corp. (a)	394,559	115,188
ASAC II LP (a)(h)	9,408,021	152,824
Cognizant Technology Solutions Corp. Class A (a)	1,107,500	67,657
Fidelity National Information Services, Inc.	1,443,730	89,223
Fiserv, Inc. (a)	1,577,692	130,680
FleetCor Technologies, Inc. (a)	340,500	53,138
Gartner, Inc. Class A (a)	645,700	55,388
IBM Corp.	889,000	144,605
MasterCard, Inc. Class A	2,430,035	227,160
Total System Services, Inc.	2,534,960	105,885
Visa, Inc. Class A	7,836,496	526,221
		1,667,969
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	801,500	51,444
ARM Holdings PLC	168,000	2,749
ASML Holding NV	26,200	2,728
Avago Technologies Ltd.	1,062,645	141,257
Broadcom Corp. Class A	901,400	46,413
Cavium, Inc. (a)	133,300	9,172
Freescale Semiconductor, Inc. (a)	1,883,730	75,293
Inphi Corp. (a)	106,758	2,440
M/A-COM Technology Solutions Holdings, Inc. (a)(e)	688,479	26,334
NXP Semiconductors NV (a)	707,000	69,427
Qorvo, Inc. (a)	647,564	51,980
Skyworks Solutions, Inc.	577,900	60,159
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,091,800	24,795
		564,191
Software - 3.8%
Activision Blizzard, Inc.	1,455,453	35,237
Adobe Systems, Inc. (a)	1,589,361	128,754
Check Point Software Technologies Ltd. (a)	118,712	9,444
Electronic Arts, Inc. (a)	575,700	38,284
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Fleetmatics Group PLC (a)	71,629	$ 3,354
Informatica Corp. (a)	197,800	9,587
Intuit, Inc.	1,105,000	111,351
Microsoft Corp.	2,871,613	126,782
Mobileye NV (a)	1,844,320	98,062
NetSuite, Inc. (a)	611,589	56,113
Qlik Technologies, Inc. (a)	762,024	26,640
Red Hat, Inc. (a)	280,503	21,299
Salesforce.com, Inc. (a)	4,417,412	307,584
ServiceNow, Inc. (a)	35,500	2,638
Symantec Corp.	395,500	9,195
Tableau Software, Inc. (a)	180,200	20,777
Trion World Network, Inc.:
warrants 8/10/17 (a)(h)	18,952	0*
warrants 10/3/18 (a)(h)	27,736	0*
Ultimate Software Group, Inc. (a)	339,566	55,804
Workday, Inc. Class A (a)	35,800	2,735
		1,063,640
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,798,100	225,527
First Data Holdings, Inc. Class B (h)	15,456,860	72,802
		298,329
TOTAL INFORMATION TECHNOLOGY		6,086,498
MATERIALS - 4.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	158,100	21,633
Airgas, Inc.	778,700	82,371
Celanese Corp. Class A	58,900	4,234
CF Industries Holdings, Inc.	1,135,000	72,958
Ecolab, Inc.	748,313	84,612
LyondellBasell Industries NV Class A	1,034,500	107,091
Monsanto Co.	1,029,567	109,742
Olin Corp. (e)	215,280	5,802
PPG Industries, Inc.	2,211,162	253,665
Sherwin-Williams Co.	702,236	193,129
		935,237
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	151,200	21,396
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.6%
Ball Corp.	321,200	$ 22,532
MeadWestvaco Corp.	247,401	11,675
Rock-Tenn Co. Class A	1,731,846	104,257
Sealed Air Corp.	656,300	33,721
		172,185
Metals & Mining - 0.3%
B2Gold Corp. (a)	20,610,932	31,519
Barrick Gold Corp.	229,800	2,456
Franco-Nevada Corp.	640,261	30,537
GoviEx Uranium, Inc. (a)	851,865	89
GoviEx Uranium, Inc. (f)	23,200	2
GoviEx Uranium, Inc. (f)	2,625,135	273
Ivanhoe Mines Ltd. (a)	855,400	616
Novagold Resources, Inc. (a)	760,612	2,613
Randgold Resources Ltd. sponsored ADR	30,265	2,026
Tahoe Resources, Inc.	1,708,174	20,706
		90,837
Paper & Forest Products - 0.3%
International Paper Co.	1,825,883	86,894
TOTAL MATERIALS		1,306,549
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	311,700	12,085
TOTAL COMMON STOCKS (Cost $19,208,227)		26,981,419
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(h)	7,091,632	47,585
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(h)	165,366	296
TOTAL CONSUMER DISCRETIONARY		47,881
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(h)	1,110,537	$ 14,800
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (h)	10,791,166	30,726
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (h)	166,247	1,800
Intarcia Therapeutics, Inc. Series CC (a)(h)	516,522	16,074
		17,874
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(h)	10,369,703	30,383
TOTAL HEALTH CARE		48,257
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (h)	145,254	11,251
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(h)	299,518	4,873
Series C (a)(h)	161,770	2,632
Pinterest, Inc.:
Series E, 8.00% (a)(h)	2,640,631	94,787
Series F, 8.00% (h)	1,761,729	63,238
Series G, 8.00% (h)	335,293	12,035
		177,565
IT Services - 0.0%
Nutanix, Inc. Series E (h)	783,938	13,217
Software - 0.1%
Cloudera, Inc. Series F (a)(h)	312,284	6,692
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	602,295	349
Series C-1, 8.00% (a)(h)	47,380	27
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series D, 8.00% (a)(h)	50,840	$ 29
Twilio, Inc. Series E (h)	751,240	8,497
		15,594
TOTAL INFORMATION TECHNOLOGY		206,376
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $233,796)		359,291
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (h)		$ 199	214
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,230
TOTAL CORPORATE BONDS (Cost $4,895)			4,444
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	951,364,874	$ 951,365
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	724,895,565	724,896
TOTAL MONEY MARKET FUNDS (Cost $1,676,261)		1,676,261
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $21,123,179)		29,021,415
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(738,012)
NET ASSETS - 100%		$ 28,283,403
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,417,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $681,994,000 or 2.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$ 1,800
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 32,763
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 14,800
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 6/10/15	$ 18,474
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,616
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 3,508
Nutanix, Inc. Series E	8/26/14	$ 10,502
Oportun Finance Corp. Series H	2/6/15	$ 30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 12,035
Space Exploration Technologies Corp. Series G	1/20/15	$ 11,251
SurveyMonkey	12/15/14	$ 34,050
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 267
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 199
Twilio, Inc. Series E	4/24/15	$ 8,497
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,299
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 328
Fidelity Securities Lending Cash Central Fund	1,928
Total	$ 2,256
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,708,221	$ 4,610,474	$ 16,047	$ 81,700
Consumer Staples	1,967,794	1,860,363	92,631	14,800
Energy	1,770,247	1,770,247	-	-
Financials	5,196,082	5,055,148	100,640	40,294
Health Care	4,269,204	4,141,955	78,488	48,761
Industrials	1,817,654	1,806,403	-	11,251
Information Technology	6,292,874	5,794,849	12,291	485,734
Materials	1,306,549	1,306,549	-	-
Telecommunication Services	12,085	12,085	-	-
Corporate Bonds	4,444	-	4,230	214
Money Market Funds	1,676,261	1,676,261	-	-
Total Investments in Securities:	$ 29,021,415	$ 28,034,334	$ 304,327	$ 682,754

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 324,916
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 334,440
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	130,762
Cost of Purchases	20,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 485,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 130,762
Other Investments in Securities
Beginning Balance	$ 138,746
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,371)
Cost of Purchases	64,152
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,507)
Ending Balance	$ 197,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ (4,371)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.1%
United Kingdom	2.0%
Ireland	1.6%
Canada	1.5%
Curacao	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $707,853) - See accompanying schedule: Unaffiliated issuers (cost $19,446,918)	$ 27,345,154
Fidelity Central Funds (cost $1,676,261)	1,676,261
Total Investments (cost $21,123,179)		$ 29,021,415
Receivable for investments sold		101,626
Receivable for fund shares sold		21,062
Dividends receivable		18,668
Interest receivable		366
Distributions receivable from Fidelity Central Funds		522
Other receivables		665
Total assets		29,164,324

Liabilities
Payable to custodian bank	$ 67
Payable for investments purchased	89,234
Payable for fund shares redeemed	43,579
Accrued management fee	11,869
Distribution and service plan fees payable	6,166
Other affiliated payables	4,423
Other payables and accrued expenses	687
Collateral on securities loaned, at value	724,896
Total liabilities		880,921

Net Assets		$ 28,283,403
Net Assets consist of:
Paid in capital		$ 19,400,959
Undistributed net investment income		39,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		944,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,898,280
Net Assets		$ 28,283,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,354,313 ÷ 302,992 shares)	$ 27.57

Maximum offering price per share (100/94.25 of $27.57)	$ 29.25
Class T:
Net Asset Value and redemption price per share ($2,200,705 ÷ 81,689 shares)	$ 26.94

Maximum offering price per share (100/96.50 of $26.94)	$ 27.92
Class B:
Net Asset Value and offering price per share ($143,286 ÷ 5,743 shares)A	$ 24.95

Class C:
Net Asset Value and offering price per share ($3,959,930 ÷ 157,370 shares)A	$ 25.16

Institutional Class:
Net Asset Value, offering price and redemption price per share ($13,089,262 ÷ 465,777 shares)	$ 28.10

Class Z:
Net Asset Value, offering price and redemption price per share ($535,907 ÷ 19,043 shares)	$ 28.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 165,334
Interest		207
Income from Fidelity Central Funds		2,256
Total income		167,797

Expenses
Management fee
Basic fee	$ 78,528
Performance adjustment	(14,541)
Transfer agent fees	25,484
Distribution and service plan fees	36,860
Accounting and security lending fees	1,056
Custodian fees and expenses	277
Independent trustees' compensation	60
Registration fees	290
Audit	49
Legal	21
Miscellaneous	110
Total expenses before reductions	128,194
Expense reductions	(876)	127,318
Net investment income (loss)		40,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,025,102
Foreign currency transactions	(757)
Total net realized gain (loss)		1,024,345
Change in net unrealized appreciation (depreciation) on: Investment securities	47,667
Assets and liabilities in foreign currencies	57
Total change in net unrealized appreciation (depreciation)		47,724
Net gain (loss)		1,072,069
Net increase (decrease) in net assets resulting from operations		$ 1,112,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,479	$ 34,475
Net realized gain (loss)	1,024,345	2,437,996
Change in net unrealized appreciation (depreciation)	47,724	(58,375)
Net increase (decrease) in net assets resulting from operations	1,112,548	2,414,096
Distributions to shareholders from net investment income	-	(31,791)
Distributions to shareholders from net realized gain	(164,048)	(2,046,943)
Total distributions	(164,048)	(2,078,734)
Share transactions - net increase (decrease)	(1,172,315)	2,177,978
Total increase (decrease) in net assets	(223,815)	2,513,340

Net Assets
Beginning of period	28,507,218	25,993,878
End of period (including undistributed net investment income of $39,948 and accumulated net investment loss of $531, respectively)	$ 28,283,403	$ 28,507,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.03	(.05)	(.05)
Net realized and unrealized gain (loss)	1.01	2.34	7.21	3.09	(.15)	2.81
Total from investment operations	1.05	2.38	7.22	3.12	(.20)	2.76
Distributions from net realized gain	(.15)	(2.03)	(3.65)	(.09)	(.04)	(.04)
Net asset value, end of period	$ 27.57	$ 26.67	$ 26.32	$ 22.75	$ 19.72	$ 19.96
Total ReturnB, C, D	3.96%	9.20%	32.36%	15.84%	(1.04)%	16.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.89%A	.92%	.94%	1.01%	1.08%	1.14%
Expenses net of fee waivers, if any	.89%A	.92%	.94%	1.01%	1.08%	1.14%
Expenses net of all reductions	.89%A	.92%	.94%	1.00%	1.07%	1.13%
Net investment income (loss)	.29%A	.13%	.02%	.13%	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,354	$ 8,475	$ 8,634	$ 6,459	$ 5,809	$ 5,603
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.06)	(.02)	(.10)	(.09)
Net realized and unrealized gain (loss)	.98	2.31	7.11	3.04	(.14)	2.78
Total from investment operations	.99	2.28	7.05	3.02	(.24)	2.69
Distributions from net realized gain	(.15)	(2.02)	(3.65)	(.04)	(.04)	(.03)
Net asset value, end of period	$ 26.94	$ 26.10	$ 25.84	$ 22.44	$ 19.46	$ 19.74
Total ReturnB, C, D	3.82%	8.98%	32.05%	15.52%	(1.25)%	15.81%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.17%	1.18%	1.25%	1.32%	1.38%
Expenses net of fee waivers, if any	1.14%A	1.17%	1.18%	1.25%	1.32%	1.38%
Expenses net of all reductions	1.13%A	1.17%	1.18%	1.24%	1.32%	1.38%
Net investment income (loss)	.04%A	(.11)%	(.22)%	(.11)%	(.48)%	(.52)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,201	$ 2,219	$ 2,134	$ 1,795	$ 1,640	$ 1,756
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.24	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.19)	(.14)	(.20)	(.19)
Net realized and unrealized gain (loss)	.92	2.15	6.74	2.91	(.15)	2.68
Total from investment operations	.86	1.99	6.55	2.77	(.35)	2.49
Distributions from net realized gain	(.15)	(2.02)	(3.65)	-	-	(.03)
Net asset value, end of period	$ 24.95	$ 24.24	$ 24.27	$ 21.37	$ 18.60	$ 18.95
Total ReturnB, C, D	3.58%	8.36%	31.31%	14.89%	(1.85)%	15.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67%A	1.71%	1.75%	1.82%	1.89%	1.96%
Expenses net of fee waivers, if any	1.67%A	1.71%	1.75%	1.82%	1.89%	1.96%
Expenses net of all reductions	1.67%A	1.71%	1.75%	1.81%	1.89%	1.95%
Net investment income (loss)	(.49)%A	(.66)%	(.79)%	(.68)%	(1.05)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 182	$ 213	$ 239	$ 309	$ 410
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.18)	(.13)	(.19)	(.17)
Net realized and unrealized gain (loss)	.92	2.18	6.79	2.92	(.14)	2.68
Total from investment operations	.86	2.02	6.61	2.79	(.33)	2.51
Distributions from net realized gain	(.15)	(2.02)	(3.65)	-	-	(.03)
Net asset value, end of period	$ 25.16	$ 24.45	$ 24.45	$ 21.49	$ 18.70	$ 19.03
Total ReturnB, C, D	3.55%	8.43%	31.41%	14.92%	(1.73)%	15.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64%A	1.67%	1.69%	1.75%	1.83%	1.88%
Expenses net of fee waivers, if any	1.64%A	1.67%	1.69%	1.75%	1.83%	1.88%
Expenses net of all reductions	1.64%A	1.67%	1.69%	1.75%	1.82%	1.88%
Net investment income (loss)	(.46)%A	(.62)%	(.73)%	(.62)%	(.98)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,960	$ 3,889	$ 3,459	$ 2,515	$ 2,133	$ 2,138
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.15	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39
Income from Investment Operations
Net investment income (loss) D	.08	.11	.07	.09	.01	(.01)
Net realized and unrealized gain (loss)	1.02	2.39	7.32	3.12	(.15)	2.85
Total from investment operations	1.10	2.50	7.39	3.21	(.14)	2.84
Distributions from net investment income	-	(.07)	-	(.02)	-	-
Distributions from net realized gain	(.15)	(2.04)	(3.65)	(.13)	(.04)	(.09)
Total distributions	(.15)	(2.11)	(3.65)	(.15)	(.04)	(.09)
Net asset value, end of period	$ 28.10	$ 27.15	$ 26.76	$ 23.02	$ 19.96	$ 20.14
Total ReturnB, C	4.08%	9.51%	32.73%	16.11%	(.73)%	16.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.64%A	.67%	.68%	.74%	.81%	.89%
Expenses net of fee waivers, if any	.63%A	.67%	.68%	.74%	.81%	.89%
Expenses net of all reductions	.63%A	.67%	.68%	.74%	.81%	.89%
Net investment income (loss)	.54%A	.39%	.28%	.39%	.03%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 13,089	$ 13,449	$ 11,477	$ 9,898	$ 7,169	$ 5,898
Portfolio turnover rate F	49%A	62%	79%	47%	58%	47%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 27.17	$ 26.78	$ 27.42
Income from Investment Operations
Net investment income (loss) D	.09	.15	.01
Net realized and unrealized gain (loss)	1.03	2.39	3.00
Total from investment operations	1.12	2.54	3.01
Distributions from net investment income	-	(.10)	-
Distributions from net realized gain	(.15)	(2.04)	(3.65)
Total distributions	(.15)	(2.15)I	(3.65)
Net asset value, end of period	$ 28.14	$ 27.17	$ 26.78
Total ReturnB, C	4.15%	9.65%	11.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.54%	.55%A
Expenses net of fee waivers, if any	.51%A	.54%	.55%A
Expenses net of all reductions	.50%A	.53%	.55%A
Net investment income (loss)	.67%A	.52%	.14%A
Supplemental Data
Net assets, end of period (in millions)	$ 536	$ 294	$ 77
Portfolio turnover rate F	49%A	62%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 214	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 682,541	Discounted cash flow	Free cash flow multiple	17.7	Increase
			Discount rate	8.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$2.85 - $77.46 / $31.06	Increase
			Discount rate	50.0%	Decrease
			Adjusted transaction price	$31.12	Increase
		Market comparable	EV/EBITDA multiple	8.3 - 25.2 / 16.1	Increase
			EV/Sales multiple	1.3 - 12.6 / 8.4	Increase
			Discount rate	10.0% - 50.0% / 15.4%	Decrease
			P/B multiple	2.3	Increase
			P/E multiple	14.4	Increase
			EBITDA multiple	15.9	Increase
			Discount for lack of marketability	15.0% - 30.0% / 15.1%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,336,501
Gross unrealized depreciation	(473,004)
Net unrealized appreciation (depreciation) on securities	$ 7,863,497

Tax cost	$ 21,157,918

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (1,979)

The Fund acquired $1,979 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchase and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,804,641 and $8,471,998, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 10,628	$ 175
Class T	.25%	.25%	5,576	61
Class B	.75%	.25%	819	617
Class C	.75%	.25%	19,837	2,463
			$ 36,860	$ 3,316

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 708
Class T	104
Class B*	29
Class C*	131
$ 972

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 7,724.18
Class T	2,007.18
Class B	173.21
Class C	3,598.18
Institutional Class	11,879.18
Class Z	103.05
	$ 25,484

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,928, including $6 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $283 for the period.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Class A	$ 190
Class T	49
Class B	5
Class C	80
Institutional Class	269
$ 593

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Institutional Class	-	30,759
Class Z	-	1,032
Total	$ -	$ 31,791
From net realized gain
Class A	$ 48,422	$ 606,361
Class T	12,971	160,563
Class B	1,089	14,434
Class C	24,498	297,255
Institutional Class	75,069	948,474
Class Z	1,999	19,856
Total	$ 164,048	$ 2,046,943

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	22,108	56,480	$ 601,918	$ 1,535,803
Reinvestment of distributions	1,725	22,207	46,522	581,082
Shares redeemed	(38,550)	(89,074)	(1,052,701)	(2,443,351)
Net increase (decrease)	(14,717)	(10,387)	$ (404,261)	$ (326,466)
Class T
Shares sold	4,387	10,880	$ 116,847	$ 289,917
Reinvestment of distributions	458	5,820	12,065	149,046
Shares redeemed	(8,172)	(14,283)	(217,927)	(381,835)
Net increase (decrease)	(3,327)	2,417	$ (89,015)	$ 57,128
Class B
Shares sold	46	194	$ 1,141	$ 4,762
Reinvestment of distributions	40	541	977	12,886
Shares redeemed	(1,846)	(1,988)	(45,619)	(49,648)
Net increase (decrease)	(1,760)	(1,253)	$ (43,501)	$ (32,000)
Class C
Shares sold	9,873	25,077	$ 245,575	$ 628,846
Reinvestment of distributions	825	10,237	20,353	245,714
Shares redeemed	(12,399)	(17,713)	(309,538)	(446,482)
Net increase (decrease)	(1,701)	17,601	$ (43,610)	$ 428,078
Institutional Class
Shares sold	52,335	132,665	$ 1,452,906	$ 3,697,269
Reinvestment of distributions	2,337	30,790	64,161	819,710
Shares redeemed	(84,272)	(97,045)	(2,338,883)	(2,684,332)
Net increase (decrease)	(29,600)	66,410	$ (821,816)	$ 1,832,647
Class Z
Shares sold	9,336	8,291	$ 261,022	$ 229,233
Reinvestment of distributions	72	772	1,975	20,561
Shares redeemed	(1,185)	(1,117)	(33,109)	(31,203)
Net increase (decrease)	8,223	7,946	$ 229,888	$ 218,591

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIFI-USAN-0815
1.803544.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor ®

New Insights

Fund - Class Z

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.89%
Actual		$ 1,000.00	$ 1,039.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class T	1.14%
Actual		$ 1,000.00	$ 1,038.20	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class B	1.67%
Actual		$ 1,000.00	$ 1,035.80	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.35
Class C	1.64%
Actual		$ 1,000.00	$ 1,035.50	$ 8.28
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Institutional Class	.63%
Actual		$ 1,000.00	$ 1,040.80	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class Z	.51%
Actual		$ 1,000.00	$ 1,041.50	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.5	2.7
Wells Fargo & Co.	2.8	2.7
Bank of America Corp.	2.0	2.4
Visa, Inc. Class A	1.9	1.6
JPMorgan Chase & Co.	1.8	1.8
Starbucks Corp.	1.8	1.4
Berkshire Hathaway, Inc. Class A	1.6	1.8
The Walt Disney Co.	1.5	1.3
Amphenol Corp. Class A	1.5	1.3
NIKE, Inc. Class B	1.3	1.2
	19.7
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	21.5
Financials	18.4	21.1
Consumer Discretionary	16.7	13.7
Health Care	15.1	17.8
Consumer Staples	7.0	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 95.4%		Stocks 97.3%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 1.3%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	12.9%	** Foreign investments	12.4%

†Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.0%
Delphi Automotive PLC	132,600	$ 11,283
Motherson Sumi Systems Ltd.	353,585	2,886
		14,169
Automobiles - 1.2%
General Motors Co.	2,408,500	80,275
Tesla Motors, Inc. (a)(e)	978,224	262,418
		342,693
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	196,300	11,346
Hotels, Restaurants & Leisure - 5.1%
ARAMARK Holdings Corp.	6,448,600	199,713
Cara Operations Ltd. (a)	102,000	2,817
Chipotle Mexican Grill, Inc. (a)	286,724	173,465
Darden Restaurants, Inc.	344,100	24,459
Domino's Pizza, Inc.	1,442,218	163,548
Dunkin' Brands Group, Inc.	969,231	53,308
Hilton Worldwide Holdings, Inc. (a)	886,200	24,415
Marriott International, Inc. Class A	1,689,336	125,670
Papa John's International, Inc.	6,600	499
Starbucks Corp.	9,386,898	503,279
Whitbread PLC	2,054,781	159,685
Wingstop, Inc.	50,200	1,426
Zoe's Kitchen, Inc. (a)(e)	75,900	3,107
		1,435,391
Household Durables - 0.7%
D.R. Horton, Inc.	4,193,824	114,743
Harman International Industries, Inc.	236,468	28,126
Leggett & Platt, Inc.	177,700	8,650
Lennar Corp. Class A	167,500	8,549
Mohawk Industries, Inc. (a)	130,324	24,879
Sony Corp.	565,100	16,047
		200,994
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	381,640	165,666
ASOS PLC (a)(e)	99,100	6,040
Etsy, Inc. (e)	764,751	10,745
Netflix, Inc. (a)	95,300	62,606
Priceline Group, Inc. (a)	165,317	190,341
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)	32,700	$ 2,849
Wayfair LLC Class A	22,100	832
		439,079
Leisure Products - 0.1%
Mattel, Inc.	614,100	15,776
Media - 3.4%
Charter Communications, Inc. Class A (a)(e)	175,700	30,089
Comcast Corp. Class A	2,680,200	161,187
DISH Network Corp. Class A (a)	40,700	2,756
Entertainment One Ltd.	75,701	423
Grupo Televisa SA de CV (CPO) sponsored ADR	493,935	19,175
Legend Pictures LLC (a)(g)(h)	13,925	32,919
Liberty Broadband Corp. Class A (a)	108,100	5,510
Liberty Global PLC Class A (a)	1,956,705	105,799
Liberty Media Corp. Class A (a)	74,900	2,699
Lions Gate Entertainment Corp.	378,566	14,026
Naspers Ltd. Class N	119,300	18,582
Rightmove PLC	165,322	8,512
Starz Series A (a)	218,000	9,749
The Walt Disney Co.	3,828,838	437,024
Time Warner, Inc.	65,900	5,760
Viacom, Inc. Class B (non-vtg.)	1,531,400	98,990
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	2,267	644
		953,844
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	521,700	41,209
Dollarama, Inc.	503,900	30,541
		71,750
Specialty Retail - 2.1%
AutoNation, Inc. (a)	89,900	5,662
AutoZone, Inc. (a)	84,134	56,109
Cabela's, Inc. Class A (a)(e)	761,200	38,045
DavidsTea, Inc.	35,500	763
Foot Locker, Inc.	271,700	18,207
Home Depot, Inc.	699,000	77,680
O'Reilly Automotive, Inc. (a)	338,716	76,543
Restoration Hardware Holdings, Inc. (a)	243	24
Signet Jewelers Ltd.	255,700	32,791
TJX Companies, Inc.	3,936,167	260,456
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	200,100	$ 30,905
Williams-Sonoma, Inc.	35,300	2,904
		600,089
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA (e)	1,809,352	33,888
China Hongxing Sports Ltd. (a)	6,000,000	256
Hermes International SCA	269,900	100,680
NIKE, Inc. Class B	3,516,989	379,905
Under Armour, Inc. Class A (sub. vtg.) (a)	724,838	60,480
		575,209
TOTAL CONSUMER DISCRETIONARY		4,660,340
CONSUMER STAPLES - 6.9%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	376,003	87,229
Constellation Brands, Inc. Class A (sub. vtg.)	1,590,100	184,483
		271,712
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	382,200	16,350
Costco Wholesale Corp.	1,142,825	154,350
CVS Health Corp.	3,556,877	373,045
Diplomat Pharmacy, Inc. (e)	423,900	18,970
Sprouts Farmers Market LLC (a)	197,605	5,331
Tesco PLC	27,802,300	92,631
		660,677
Food Products - 1.6%
Associated British Foods PLC	3,502,192	157,986
Kraft Foods Group, Inc.	33,600	2,861
Mead Johnson Nutrition Co. Class A	1,866,100	168,360
Mondelez International, Inc.	1,889,943	77,752
Pinnacle Foods, Inc.	315,600	14,372
The Hain Celestial Group, Inc. (a)	416,500	27,431
		448,762
Household Products - 0.7%
Colgate-Palmolive Co.	2,877,849	188,240
Procter & Gamble Co.	191,500	14,983
		203,223
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
Coty, Inc. Class A	109,300	$ 3,494
Estee Lauder Companies, Inc. Class A	3,264,444	282,897
Hengan International Group Co. Ltd.	238,500	2,834
L'Oreal SA	445,101	79,395
		368,620
TOTAL CONSUMER STAPLES		1,952,994
ENERGY - 6.3%
Energy Equipment & Services - 1.5%
Oceaneering International, Inc.	1,798,799	83,806
Schlumberger Ltd.	4,023,423	346,779
		430,585
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	2,142,246	167,224
Antero Resources Corp. (a)(e)	3,359,456	115,364
Birchcliff Energy Ltd. (a)	50,300	281
Birchcliff Energy Ltd. (a)(f)	585,400	3,267
Cabot Oil & Gas Corp.	4,152,780	130,979
Chevron Corp.	2,841,100	274,081
Concho Resources, Inc. (a)	78,980	8,993
ConocoPhillips Co.	1,000,000	61,410
EOG Resources, Inc.	2,413,860	211,333
Golar LNG Ltd.	1,200,000	56,160
Kinder Morgan, Inc.	449,000	17,237
Marathon Petroleum Corp.	503,900	26,359
Memorial Resource Development Corp.	1,226,100	23,259
Noble Energy, Inc.	2,985,961	127,441
Pioneer Natural Resources Co.	553,300	76,737
Tesoro Corp.	193,400	16,325
Valero Energy Corp.	370,800	23,212
		1,339,662
TOTAL ENERGY		1,770,247
FINANCIALS - 18.3%
Banks - 9.0%
Bank of America Corp.	32,496,427	553,089
Bank of Ireland (a)	248,940,628	100,640
Citigroup, Inc.	1,211,600	66,929
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd. sponsored ADR	1,938,472	$ 117,336
JPMorgan Chase & Co.	7,618,400	516,223
Kotak Mahindra Bank Ltd.	136,517	2,977
Metro Bank PLC Class A (a)(h)	419,395	9,568
PNC Financial Services Group, Inc.	1,177,489	112,627
U.S. Bancorp	6,073,814	263,604
Virgin Money Holdings Uk PLC (a)	2,335,800	16,167
Wells Fargo & Co.	14,093,656	792,627
		2,551,787
Capital Markets - 3.0%
Ameriprise Financial, Inc.	365,439	45,654
BlackRock, Inc. Class A	490,046	169,546
Charles Schwab Corp.	4,648,264	151,766
Goldman Sachs Group, Inc.	299,716	62,578
KKR & Co. LP	1,570,300	35,881
Morgan Stanley	7,907,377	306,727
Oaktree Capital Group LLC Class A	1,290,176	68,612
		840,764
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	6,700	1,649
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class A (a)	2,238	458,454
McGraw Hill Financial, Inc.	984,800	98,923
		557,377
Insurance - 3.2%
ACE Ltd.	658,995	67,007
AIA Group Ltd.	27,856,000	182,375
American International Group, Inc.	5,339,500	330,088
Fairfax Financial Holdings Ltd. (sub. vtg.)	159,000	78,403
Marsh & McLennan Companies, Inc.	1,451,541	82,302
The Chubb Corp.	1,370,036	130,345
The Travelers Companies, Inc.	423,763	40,961
		911,481
Real Estate Investment Trusts - 0.6%
American Tower Corp.	1,441,475	134,475
Equity Residential (SBI)	519,200	36,432
		170,907
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	2,812,300	$ 131,391
TOTAL FINANCIALS		5,165,356
HEALTH CARE - 14.9%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. (a)(e)	846,562	94,087
Amgen, Inc.	1,025,049	157,366
Biogen, Inc. (a)	619,786	250,356
BioMarin Pharmaceutical, Inc. (a)	104,600	14,307
bluebird bio, Inc. (a)	133,800	22,528
Blueprint Medicines Corp.	45,300	1,200
Celgene Corp. (a)	1,270,300	147,018
Cellectis SA sponsored ADR	162,900	5,877
Cidara Therapeutics, Inc.	88,300	1,238
Coherus BioSciences, Inc.	54,100	1,563
Dyax Corp. (a)	469,600	12,444
Genmab A/S (a)	38,800	3,374
Gilead Sciences, Inc.	2,584,520	302,596
Insmed, Inc. (a)	136,900	3,343
Karyopharm Therapeutics, Inc. (a)	8,801	239
Light Sciences Oncology, Inc. (a)	2,708,254	0
Medivation, Inc. (a)	429,792	49,082
Receptos, Inc. (a)	244,700	46,505
Repligen Corp. (a)	169,600	6,999
Sage Therapeutics, Inc.	35,000	2,555
TESARO, Inc. (a)	27,400	1,611
		1,124,288
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	1,632,258	102,359
Becton, Dickinson & Co.	318,496	45,115
Boston Scientific Corp. (a)	9,534,924	168,768
C.R. Bard, Inc.	17,000	2,902
DexCom, Inc. (a)	668,038	53,430
Edwards Lifesciences Corp. (a)	308,300	43,911
I-Pulse, Inc. (a)	58,562	504
ICU Medical, Inc. (a)	29,800	2,851
Medtronic PLC	1,243,700	92,158
Nevro Corp.	49,504	2,661
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	592,851	$ 105,510
Zimmer Biomet Holdings, Inc.	676,169	73,858
		694,027
Health Care Providers & Services - 3.1%
Aetna, Inc.	849,648	108,296
AmerisourceBergen Corp.	179,000	19,035
Anthem, Inc.	592,500	97,253
Cigna Corp.	563,100	91,222
HCA Holdings, Inc. (a)	474,500	43,047
Henry Schein, Inc. (a)	1,279,962	181,908
Team Health Holdings, Inc. (a)	46,700	3,051
Teladoc, Inc.	68,800	1,307
UnitedHealth Group, Inc.	2,426,400	296,021
Universal Health Services, Inc. Class B	253,400	36,008
		877,148
Health Care Technology - 0.7%
Castlight Health, Inc.	1,325,100	10,786
Cerner Corp. (a)	2,535,730	175,118
		185,904
Life Sciences Tools & Services - 2.1%
Eurofins Scientific SA	460,684	140,262
Illumina, Inc. (a)	290,251	63,379
Mettler-Toledo International, Inc. (a)	536,798	183,295
Thermo Fisher Scientific, Inc.	1,311,935	170,237
Waters Corp. (a)	358,012	45,962
		603,135
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	7,127,800	101,659
Bristol-Myers Squibb Co.	3,164,400	210,559
Johnson & Johnson	1,519,356	148,076
Novartis AG sponsored ADR	140,800	13,846
Novo Nordisk A/S Series B	1,430,301	78,488
Perrigo Co. PLC	518,185	95,776
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,489,700	88,041
		736,445
TOTAL HEALTH CARE		4,220,947
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
Esterline Technologies Corp. (a)	305,800	$ 29,155
Teledyne Technologies, Inc. (a)	269,600	28,445
The Boeing Co.	812,164	112,663
TransDigm Group, Inc.	292,200	65,649
		235,912
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	332,600	20,751
FedEx Corp.	796,010	135,640
XPO Logistics, Inc. (a)(e)	113,600	5,132
		161,523
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	2,168,295	154,708
Southwest Airlines Co.	2,833,500	93,761
		248,469
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	947,708	43,424
Toto Ltd.	6,114,000	110,205
		153,629
Industrial Conglomerates - 0.7%
Danaher Corp.	1,201,668	102,851
General Electric Co.	3,970,200	105,488
		208,339
Machinery - 0.4%
Deere & Co.	469,000	45,516
Fanuc Corp.	39,100	8,013
Minebea Ltd.	503,000	8,306
PACCAR, Inc.	604,713	38,587
Snap-On, Inc.	14,100	2,245
		102,667
Professional Services - 0.5%
Equifax, Inc.	205,098	19,913
Robert Half International, Inc.	388,500	21,562
Verisk Analytics, Inc. (a)	1,361,595	99,070
		140,545
Road & Rail - 1.2%
Canadian Pacific Railway Ltd. (e)	1,002,132	160,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	792,030	$ 65,018
Union Pacific Corp.	1,044,532	99,617
		325,121
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (f)	320,800	10,875
Class A	2,403,511	81,479
United Rentals, Inc. (a)	1,573,200	137,844
		230,198
TOTAL INDUSTRIALS		1,806,403
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	361,040	11,015
F5 Networks, Inc. (a)	38,545	4,639
QUALCOMM, Inc.	1,580,700	98,999
		114,653
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	7,296,972	423,005
CDW Corp.	802,900	27,523
Fitbit, Inc.	212,500	8,124
IPG Photonics Corp. (a)(e)	176,700	15,050
Keyence Corp.	20,400	11,011
		484,713
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	1,911,700	133,475
Alibaba Group Holding Ltd. sponsored ADR	95,600	7,865
Cimpress NV (a)	167,636	14,108
Dropbox, Inc. (a)(h)	1,289,836	20,986
eBay, Inc. (a)	278,500	16,777
Endurance International Group Holdings, Inc. (a)	3,983,000	82,289
Facebook, Inc. Class A (a)	11,387,459	976,650
GoDaddy, Inc. (a)	1,418,900	39,999
Google, Inc.:
Class A (a)	401,046	216,581
Class C	440,898	229,492
JUST EAT Ltd. (a)	1,707,625	10,915
LendingClub Corp. (e)	1,087,740	16,044
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)	184,125	$ 11,874
Shopify, Inc. Class A	36,700	1,245
Shutterstock, Inc. (a)(e)	540,350	31,686
SurveyMonkey (h)	2,069,881	32,746
Tencent Holdings Ltd.	477,200	9,542
Yahoo!, Inc. (a)	1,036,624	40,729
		1,893,003
IT Services - 5.9%
Alliance Data Systems Corp. (a)	394,559	115,188
ASAC II LP (a)(h)	9,408,021	152,824
Cognizant Technology Solutions Corp. Class A (a)	1,107,500	67,657
Fidelity National Information Services, Inc.	1,443,730	89,223
Fiserv, Inc. (a)	1,577,692	130,680
FleetCor Technologies, Inc. (a)	340,500	53,138
Gartner, Inc. Class A (a)	645,700	55,388
IBM Corp.	889,000	144,605
MasterCard, Inc. Class A	2,430,035	227,160
Total System Services, Inc.	2,534,960	105,885
Visa, Inc. Class A	7,836,496	526,221
		1,667,969
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	801,500	51,444
ARM Holdings PLC	168,000	2,749
ASML Holding NV	26,200	2,728
Avago Technologies Ltd.	1,062,645	141,257
Broadcom Corp. Class A	901,400	46,413
Cavium, Inc. (a)	133,300	9,172
Freescale Semiconductor, Inc. (a)	1,883,730	75,293
Inphi Corp. (a)	106,758	2,440
M/A-COM Technology Solutions Holdings, Inc. (a)(e)	688,479	26,334
NXP Semiconductors NV (a)	707,000	69,427
Qorvo, Inc. (a)	647,564	51,980
Skyworks Solutions, Inc.	577,900	60,159
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,091,800	24,795
		564,191
Software - 3.8%
Activision Blizzard, Inc.	1,455,453	35,237
Adobe Systems, Inc. (a)	1,589,361	128,754
Check Point Software Technologies Ltd. (a)	118,712	9,444
Electronic Arts, Inc. (a)	575,700	38,284
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Fleetmatics Group PLC (a)	71,629	$ 3,354
Informatica Corp. (a)	197,800	9,587
Intuit, Inc.	1,105,000	111,351
Microsoft Corp.	2,871,613	126,782
Mobileye NV (a)	1,844,320	98,062
NetSuite, Inc. (a)	611,589	56,113
Qlik Technologies, Inc. (a)	762,024	26,640
Red Hat, Inc. (a)	280,503	21,299
Salesforce.com, Inc. (a)	4,417,412	307,584
ServiceNow, Inc. (a)	35,500	2,638
Symantec Corp.	395,500	9,195
Tableau Software, Inc. (a)	180,200	20,777
Trion World Network, Inc.:
warrants 8/10/17 (a)(h)	18,952	0*
warrants 10/3/18 (a)(h)	27,736	0*
Ultimate Software Group, Inc. (a)	339,566	55,804
Workday, Inc. Class A (a)	35,800	2,735
		1,063,640
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,798,100	225,527
First Data Holdings, Inc. Class B (h)	15,456,860	72,802
		298,329
TOTAL INFORMATION TECHNOLOGY		6,086,498
MATERIALS - 4.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	158,100	21,633
Airgas, Inc.	778,700	82,371
Celanese Corp. Class A	58,900	4,234
CF Industries Holdings, Inc.	1,135,000	72,958
Ecolab, Inc.	748,313	84,612
LyondellBasell Industries NV Class A	1,034,500	107,091
Monsanto Co.	1,029,567	109,742
Olin Corp. (e)	215,280	5,802
PPG Industries, Inc.	2,211,162	253,665
Sherwin-Williams Co.	702,236	193,129
		935,237
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	151,200	21,396
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.6%
Ball Corp.	321,200	$ 22,532
MeadWestvaco Corp.	247,401	11,675
Rock-Tenn Co. Class A	1,731,846	104,257
Sealed Air Corp.	656,300	33,721
		172,185
Metals & Mining - 0.3%
B2Gold Corp. (a)	20,610,932	31,519
Barrick Gold Corp.	229,800	2,456
Franco-Nevada Corp.	640,261	30,537
GoviEx Uranium, Inc. (a)	851,865	89
GoviEx Uranium, Inc. (f)	23,200	2
GoviEx Uranium, Inc. (f)	2,625,135	273
Ivanhoe Mines Ltd. (a)	855,400	616
Novagold Resources, Inc. (a)	760,612	2,613
Randgold Resources Ltd. sponsored ADR	30,265	2,026
Tahoe Resources, Inc.	1,708,174	20,706
		90,837
Paper & Forest Products - 0.3%
International Paper Co.	1,825,883	86,894
TOTAL MATERIALS		1,306,549
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	311,700	12,085
TOTAL COMMON STOCKS (Cost $19,208,227)		26,981,419
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(h)	7,091,632	47,585
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(h)	165,366	296
TOTAL CONSUMER DISCRETIONARY		47,881
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(h)	1,110,537	$ 14,800
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (h)	10,791,166	30,726
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (h)	166,247	1,800
Intarcia Therapeutics, Inc. Series CC (a)(h)	516,522	16,074
		17,874
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(h)	10,369,703	30,383
TOTAL HEALTH CARE		48,257
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (h)	145,254	11,251
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(h)	299,518	4,873
Series C (a)(h)	161,770	2,632
Pinterest, Inc.:
Series E, 8.00% (a)(h)	2,640,631	94,787
Series F, 8.00% (h)	1,761,729	63,238
Series G, 8.00% (h)	335,293	12,035
		177,565
IT Services - 0.0%
Nutanix, Inc. Series E (h)	783,938	13,217
Software - 0.1%
Cloudera, Inc. Series F (a)(h)	312,284	6,692
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	602,295	349
Series C-1, 8.00% (a)(h)	47,380	27
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series D, 8.00% (a)(h)	50,840	$ 29
Twilio, Inc. Series E (h)	751,240	8,497
		15,594
TOTAL INFORMATION TECHNOLOGY		206,376
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $233,796)		359,291
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (h)		$ 199	214
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,230
TOTAL CORPORATE BONDS (Cost $4,895)			4,444
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	951,364,874	$ 951,365
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	724,895,565	724,896
TOTAL MONEY MARKET FUNDS (Cost $1,676,261)		1,676,261
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $21,123,179)		29,021,415
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(738,012)
NET ASSETS - 100%		$ 28,283,403
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,417,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $681,994,000 or 2.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$ 1,800
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 32,763
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 14,800
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 6/10/15	$ 18,474
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,616
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 3,508
Nutanix, Inc. Series E	8/26/14	$ 10,502
Oportun Finance Corp. Series H	2/6/15	$ 30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 12,035
Space Exploration Technologies Corp. Series G	1/20/15	$ 11,251
SurveyMonkey	12/15/14	$ 34,050
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 267
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 199
Twilio, Inc. Series E	4/24/15	$ 8,497
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,299
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 328
Fidelity Securities Lending Cash Central Fund	1,928
Total	$ 2,256
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,708,221	$ 4,610,474	$ 16,047	$ 81,700
Consumer Staples	1,967,794	1,860,363	92,631	14,800
Energy	1,770,247	1,770,247	-	-
Financials	5,196,082	5,055,148	100,640	40,294
Health Care	4,269,204	4,141,955	78,488	48,761
Industrials	1,817,654	1,806,403	-	11,251
Information Technology	6,292,874	5,794,849	12,291	485,734
Materials	1,306,549	1,306,549	-	-
Telecommunication Services	12,085	12,085	-	-
Corporate Bonds	4,444	-	4,230	214
Money Market Funds	1,676,261	1,676,261	-	-
Total Investments in Securities:	$ 29,021,415	$ 28,034,334	$ 304,327	$ 682,754

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 324,916
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 334,440
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	130,762
Cost of Purchases	20,532
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 485,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 130,762
Other Investments in Securities
Beginning Balance	$ 138,746
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,371)
Cost of Purchases	64,152
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,507)
Ending Balance	$ 197,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ (4,371)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.1%
United Kingdom	2.0%
Ireland	1.6%
Canada	1.5%
Curacao	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $707,853) - See accompanying schedule: Unaffiliated issuers (cost $19,446,918)	$ 27,345,154
Fidelity Central Funds (cost $1,676,261)	1,676,261
Total Investments (cost $21,123,179)		$ 29,021,415
Receivable for investments sold		101,626
Receivable for fund shares sold		21,062
Dividends receivable		18,668
Interest receivable		366
Distributions receivable from Fidelity Central Funds		522
Other receivables		665
Total assets		29,164,324

Liabilities
Payable to custodian bank	$ 67
Payable for investments purchased	89,234
Payable for fund shares redeemed	43,579
Accrued management fee	11,869
Distribution and service plan fees payable	6,166
Other affiliated payables	4,423
Other payables and accrued expenses	687
Collateral on securities loaned, at value	724,896
Total liabilities		880,921

Net Assets		$ 28,283,403
Net Assets consist of:
Paid in capital		$ 19,400,959
Undistributed net investment income		39,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		944,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,898,280
Net Assets		$ 28,283,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,354,313 ÷ 302,992 shares)	$ 27.57

Maximum offering price per share (100/94.25 of $27.57)	$ 29.25
Class T:
Net Asset Value and redemption price per share ($2,200,705 ÷ 81,689 shares)	$ 26.94

Maximum offering price per share (100/96.50 of $26.94)	$ 27.92
Class B:
Net Asset Value and offering price per share ($143,286 ÷ 5,743 shares)A	$ 24.95

Class C:
Net Asset Value and offering price per share ($3,959,930 ÷ 157,370 shares)A	$ 25.16

Institutional Class:
Net Asset Value, offering price and redemption price per share ($13,089,262 ÷ 465,777 shares)	$ 28.10

Class Z:
Net Asset Value, offering price and redemption price per share ($535,907 ÷ 19,043 shares)	$ 28.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 165,334
Interest		207
Income from Fidelity Central Funds		2,256
Total income		167,797

Expenses
Management fee
Basic fee	$ 78,528
Performance adjustment	(14,541)
Transfer agent fees	25,484
Distribution and service plan fees	36,860
Accounting and security lending fees	1,056
Custodian fees and expenses	277
Independent trustees' compensation	60
Registration fees	290
Audit	49
Legal	21
Miscellaneous	110
Total expenses before reductions	128,194
Expense reductions	(876)	127,318
Net investment income (loss)		40,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,025,102
Foreign currency transactions	(757)
Total net realized gain (loss)		1,024,345
Change in net unrealized appreciation (depreciation) on: Investment securities	47,667
Assets and liabilities in foreign currencies	57
Total change in net unrealized appreciation (depreciation)		47,724
Net gain (loss)		1,072,069
Net increase (decrease) in net assets resulting from operations		$ 1,112,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,479	$ 34,475
Net realized gain (loss)	1,024,345	2,437,996
Change in net unrealized appreciation (depreciation)	47,724	(58,375)
Net increase (decrease) in net assets resulting from operations	1,112,548	2,414,096
Distributions to shareholders from net investment income	-	(31,791)
Distributions to shareholders from net realized gain	(164,048)	(2,046,943)
Total distributions	(164,048)	(2,078,734)
Share transactions - net increase (decrease)	(1,172,315)	2,177,978
Total increase (decrease) in net assets	(223,815)	2,513,340

Net Assets
Beginning of period	28,507,218	25,993,878
End of period (including undistributed net investment income of $39,948 and accumulated net investment loss of $531, respectively)	$ 28,283,403	$ 28,507,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.67	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.03	(.05)	(.05)
Net realized and unrealized gain (loss)	1.01	2.34	7.21	3.09	(.15)	2.81
Total from investment operations	1.05	2.38	7.22	3.12	(.20)	2.76
Distributions from net realized gain	(.15)	(2.03)	(3.65)	(.09)	(.04)	(.04)
Net asset value, end of period	$ 27.57	$ 26.67	$ 26.32	$ 22.75	$ 19.72	$ 19.96
Total ReturnB, C, D	3.96%	9.20%	32.36%	15.84%	(1.04)%	16.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.89%A	.92%	.94%	1.01%	1.08%	1.14%
Expenses net of fee waivers, if any	.89%A	.92%	.94%	1.01%	1.08%	1.14%
Expenses net of all reductions	.89%A	.92%	.94%	1.00%	1.07%	1.13%
Net investment income (loss)	.29%A	.13%	.02%	.13%	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,354	$ 8,475	$ 8,634	$ 6,459	$ 5,809	$ 5,603
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.06)	(.02)	(.10)	(.09)
Net realized and unrealized gain (loss)	.98	2.31	7.11	3.04	(.14)	2.78
Total from investment operations	.99	2.28	7.05	3.02	(.24)	2.69
Distributions from net realized gain	(.15)	(2.02)	(3.65)	(.04)	(.04)	(.03)
Net asset value, end of period	$ 26.94	$ 26.10	$ 25.84	$ 22.44	$ 19.46	$ 19.74
Total ReturnB, C, D	3.82%	8.98%	32.05%	15.52%	(1.25)%	15.81%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.17%	1.18%	1.25%	1.32%	1.38%
Expenses net of fee waivers, if any	1.14%A	1.17%	1.18%	1.25%	1.32%	1.38%
Expenses net of all reductions	1.13%A	1.17%	1.18%	1.24%	1.32%	1.38%
Net investment income (loss)	.04%A	(.11)%	(.22)%	(.11)%	(.48)%	(.52)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,201	$ 2,219	$ 2,134	$ 1,795	$ 1,640	$ 1,756
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.24	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.19)	(.14)	(.20)	(.19)
Net realized and unrealized gain (loss)	.92	2.15	6.74	2.91	(.15)	2.68
Total from investment operations	.86	1.99	6.55	2.77	(.35)	2.49
Distributions from net realized gain	(.15)	(2.02)	(3.65)	-	-	(.03)
Net asset value, end of period	$ 24.95	$ 24.24	$ 24.27	$ 21.37	$ 18.60	$ 18.95
Total ReturnB, C, D	3.58%	8.36%	31.31%	14.89%	(1.85)%	15.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67%A	1.71%	1.75%	1.82%	1.89%	1.96%
Expenses net of fee waivers, if any	1.67%A	1.71%	1.75%	1.82%	1.89%	1.96%
Expenses net of all reductions	1.67%A	1.71%	1.75%	1.81%	1.89%	1.95%
Net investment income (loss)	(.49)%A	(.66)%	(.79)%	(.68)%	(1.05)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 182	$ 213	$ 239	$ 309	$ 410
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.18)	(.13)	(.19)	(.17)
Net realized and unrealized gain (loss)	.92	2.18	6.79	2.92	(.14)	2.68
Total from investment operations	.86	2.02	6.61	2.79	(.33)	2.51
Distributions from net realized gain	(.15)	(2.02)	(3.65)	-	-	(.03)
Net asset value, end of period	$ 25.16	$ 24.45	$ 24.45	$ 21.49	$ 18.70	$ 19.03
Total ReturnB, C, D	3.55%	8.43%	31.41%	14.92%	(1.73)%	15.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64%A	1.67%	1.69%	1.75%	1.83%	1.88%
Expenses net of fee waivers, if any	1.64%A	1.67%	1.69%	1.75%	1.83%	1.88%
Expenses net of all reductions	1.64%A	1.67%	1.69%	1.75%	1.82%	1.88%
Net investment income (loss)	(.46)%A	(.62)%	(.73)%	(.62)%	(.98)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,960	$ 3,889	$ 3,459	$ 2,515	$ 2,133	$ 2,138
Portfolio turnover rate G	49%A	62%	79%	47%	58%	47%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.15	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39
Income from Investment Operations
Net investment income (loss) D	.08	.11	.07	.09	.01	(.01)
Net realized and unrealized gain (loss)	1.02	2.39	7.32	3.12	(.15)	2.85
Total from investment operations	1.10	2.50	7.39	3.21	(.14)	2.84
Distributions from net investment income	-	(.07)	-	(.02)	-	-
Distributions from net realized gain	(.15)	(2.04)	(3.65)	(.13)	(.04)	(.09)
Total distributions	(.15)	(2.11)	(3.65)	(.15)	(.04)	(.09)
Net asset value, end of period	$ 28.10	$ 27.15	$ 26.76	$ 23.02	$ 19.96	$ 20.14
Total ReturnB, C	4.08%	9.51%	32.73%	16.11%	(.73)%	16.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.64%A	.67%	.68%	.74%	.81%	.89%
Expenses net of fee waivers, if any	.63%A	.67%	.68%	.74%	.81%	.89%
Expenses net of all reductions	.63%A	.67%	.68%	.74%	.81%	.89%
Net investment income (loss)	.54%A	.39%	.28%	.39%	.03%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 13,089	$ 13,449	$ 11,477	$ 9,898	$ 7,169	$ 5,898
Portfolio turnover rate F	49%A	62%	79%	47%	58%	47%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 27.17	$ 26.78	$ 27.42
Income from Investment Operations
Net investment income (loss) D	.09	.15	.01
Net realized and unrealized gain (loss)	1.03	2.39	3.00
Total from investment operations	1.12	2.54	3.01
Distributions from net investment income	-	(.10)	-
Distributions from net realized gain	(.15)	(2.04)	(3.65)
Total distributions	(.15)	(2.15)I	(3.65)
Net asset value, end of period	$ 28.14	$ 27.17	$ 26.78
Total ReturnB, C	4.15%	9.65%	11.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%A	.54%	.55%A
Expenses net of fee waivers, if any	.51%A	.54%	.55%A
Expenses net of all reductions	.50%A	.53%	.55%A
Net investment income (loss)	.67%A	.52%	.14%A
Supplemental Data
Net assets, end of period (in millions)	$ 536	$ 294	$ 77
Portfolio turnover rate F	49%A	62%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 214	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 682,541	Discounted cash flow	Free cash flow multiple	17.7	Increase
			Discount rate	8.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$2.85 - $77.46 / $31.06	Increase
			Discount rate	50.0%	Decrease
			Adjusted transaction price	$31.12	Increase
		Market comparable	EV/EBITDA multiple	8.3 - 25.2 / 16.1	Increase
			EV/Sales multiple	1.3 - 12.6 / 8.4	Increase
			Discount rate	10.0% - 50.0% / 15.4%	Decrease
			P/B multiple	2.3	Increase
			P/E multiple	14.4	Increase
			EBITDA multiple	15.9	Increase
			Discount for lack of marketability	15.0% - 30.0% / 15.1%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,336,501
Gross unrealized depreciation	(473,004)
Net unrealized appreciation (depreciation) on securities	$ 7,863,497

Tax cost	$ 21,157,918

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (1,979)

The Fund acquired $1,979 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchase and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,804,641 and $8,471,998, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 10,628	$ 175
Class T	.25%	.25%	5,576	61
Class B	.75%	.25%	819	617
Class C	.75%	.25%	19,837	2,463
			$ 36,860	$ 3,316

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 708
Class T	104
Class B*	29
Class C*	131
$ 972

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 7,724.18
Class T	2,007.18
Class B	173.21
Class C	3,598.18
Institutional Class	11,879.18
Class Z	103.05
	$ 25,484

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,928, including $6 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $283 for the period.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Class A	$ 190
Class T	49
Class B	5
Class C	80
Institutional Class	269
$ 593

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Institutional Class	-	30,759
Class Z	-	1,032
Total	$ -	$ 31,791
From net realized gain
Class A	$ 48,422	$ 606,361
Class T	12,971	160,563
Class B	1,089	14,434
Class C	24,498	297,255
Institutional Class	75,069	948,474
Class Z	1,999	19,856
Total	$ 164,048	$ 2,046,943

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	22,108	56,480	$ 601,918	$ 1,535,803
Reinvestment of distributions	1,725	22,207	46,522	581,082
Shares redeemed	(38,550)	(89,074)	(1,052,701)	(2,443,351)
Net increase (decrease)	(14,717)	(10,387)	$ (404,261)	$ (326,466)
Class T
Shares sold	4,387	10,880	$ 116,847	$ 289,917
Reinvestment of distributions	458	5,820	12,065	149,046
Shares redeemed	(8,172)	(14,283)	(217,927)	(381,835)
Net increase (decrease)	(3,327)	2,417	$ (89,015)	$ 57,128
Class B
Shares sold	46	194	$ 1,141	$ 4,762
Reinvestment of distributions	40	541	977	12,886
Shares redeemed	(1,846)	(1,988)	(45,619)	(49,648)
Net increase (decrease)	(1,760)	(1,253)	$ (43,501)	$ (32,000)
Class C
Shares sold	9,873	25,077	$ 245,575	$ 628,846
Reinvestment of distributions	825	10,237	20,353	245,714
Shares redeemed	(12,399)	(17,713)	(309,538)	(446,482)
Net increase (decrease)	(1,701)	17,601	$ (43,610)	$ 428,078
Institutional Class
Shares sold	52,335	132,665	$ 1,452,906	$ 3,697,269
Reinvestment of distributions	2,337	30,790	64,161	819,710
Shares redeemed	(84,272)	(97,045)	(2,338,883)	(2,684,332)
Net increase (decrease)	(29,600)	66,410	$ (821,816)	$ 1,832,647
Class Z
Shares sold	9,336	8,291	$ 261,022	$ 229,233
Reinvestment of distributions	72	772	1,975	20,561
Shares redeemed	(1,185)	(1,117)	(33,109)	(31,203)
Net increase (decrease)	8,223	7,946	$ 229,888	$ 218,591

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIFZ-USAN-0815
1.9585876.101

Fidelity Advisor®

Series Opportunistic Insights Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.92%	$ 1,000.00	$ 1,055.90	$ 4.69
Hypothetical A		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.4	7.5
Gilead Sciences, Inc.	4.1	3.6
Apple, Inc.	3.0	2.3
Biogen, Inc.	2.9	2.8
Berkshire Hathaway, Inc. Class A	2.7	2.9
Wells Fargo & Co.	2.4	2.5
Starbucks Corp.	2.2	1.6
MasterCard, Inc. Class A	2.2	1.9
NIKE, Inc. Class B	1.9	1.5
Amazon.com, Inc.	1.7	1.0
	30.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.2	29.2
Consumer Discretionary	20.0	16.1
Health Care	19.2	19.8
Financials	10.9	13.5
Consumer Staples	6.9	7.9
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 96.5%		Stocks 97.3%
	Convertible Securities 1.9%		Convertible Securities 1.1%
	Other Investments 0.1%		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	9.1%	** Foreign investments	9.0%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 0.0%
Delphi Automotive PLC	4,000	$ 340,360
Automobiles - 1.2%
General Motors Co.	73,600	2,453,088
Tesla Motors, Inc. (a)(d)	29,069	7,798,050
		10,251,138
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	6,000	346,800
Hotels, Restaurants & Leisure - 4.6%
ARAMARK Holdings Corp.	29,000	898,130
Cara Operations Ltd. (a)	3,100	85,629
Chipotle Mexican Grill, Inc. (a)	13,329	8,063,912
Darden Restaurants, Inc.	10,800	767,664
Domino's Pizza, Inc.	10,100	1,145,340
Dunkin' Brands Group, Inc.	8,100	445,500
Hilton Worldwide Holdings, Inc. (a)	25,600	705,280
Marriott International, Inc. Class A	69,300	5,155,227
Papa John's International, Inc.	200	15,122
Starbucks Corp.	353,820	18,970,059
Whitbread PLC	33,904	2,634,816
Wingstop, Inc.	3,100	88,040
Zoe's Kitchen, Inc. (a)(d)	2,300	94,162
		39,068,881
Household Durables - 0.3%
Harman International Industries, Inc.	8,106	964,128
Leggett & Platt, Inc.	5,400	262,872
Lennar Corp. Class A	6,900	352,176
Mohawk Industries, Inc. (a)	4,000	763,600
Sony Corp.	17,300	491,266
		2,834,042
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	34,093	14,799,430
ASOS PLC (a)(d)	3,000	182,846
Etsy, Inc. (d)	7,000	98,350
Netflix, Inc. (a)	7,361	4,835,735
Priceline Group, Inc. (a)	6,900	7,944,453
TripAdvisor, Inc. (a)	50,534	4,403,533
Wayfair LLC Class A (d)	13,500	508,140
		32,772,487
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.1%
Mattel, Inc.	18,500	$ 475,265
Media - 3.7%
CBS Corp. Class B	488	27,084
Charter Communications, Inc. Class A (a)(d)	5,400	924,750
DISH Network Corp. Class A (a)	5,200	352,092
Entertainment One Ltd.	4,500	25,171
Grupo Televisa SA de CV (CPO) sponsored ADR	15,400	597,828
Legend Pictures LLC (g)(i)	755	1,784,850
Liberty Broadband Corp.:
Class A (a)	9,525	485,489
Class C (a)	19,951	1,020,693
Liberty Global PLC:
Class A (a)	87,548	4,733,720
Class C (a)	72,048	3,647,790
Liberty Media Corp.:
Class A (a)	2,300	82,892
Class C (a)	86,604	3,109,084
Lions Gate Entertainment Corp.	12,500	463,125
Naspers Ltd. Class N	5,200	809,962
Rightmove PLC	5,606	288,652
Starz Series A (a)	7,300	326,456
The Walt Disney Co.	115,000	13,126,100
Time Warner, Inc.	2,000	174,820
		31,980,558
Multiline Retail - 0.5%
B&M European Value Retail S.A.	85,397	460,103
Dollar Tree, Inc. (a)	16,000	1,263,840
Dollarama, Inc.	10,600	642,450
Next PLC	13,900	1,627,108
		3,993,501
Specialty Retail - 2.7%
AutoNation, Inc. (a)	2,700	170,046
AutoZone, Inc. (a)	3,100	2,067,390
DavidsTea, Inc.	1,100	23,639
Foot Locker, Inc.	8,300	556,183
Home Depot, Inc.	31,800	3,533,934
L Brands, Inc.	3,300	282,909
O'Reilly Automotive, Inc. (a)	17,526	3,960,525
Restoration Hardware Holdings, Inc. (a)	100	9,763
Signet Jewelers Ltd.	7,800	1,000,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	151,888	$ 10,050,429
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,100	787,695
Williams-Sonoma, Inc.	1,100	90,497
Zumiez, Inc. (a)	13,269	353,353
		22,886,635
Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc. Class B	146,345	15,808,187
Under Armour, Inc. Class A (sub. vtg.) (a)	104,900	8,752,856
		24,561,043
TOTAL CONSUMER DISCRETIONARY		169,510,710
CONSUMER STAPLES - 6.8%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	15,231	3,533,440
Monster Beverage Corp. (a)	7,400	991,748
		4,525,188
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,800	504,783
Costco Wholesale Corp.	41,758	5,639,835
CVS Health Corp.	82,524	8,655,117
Diplomat Pharmacy, Inc.	13,800	617,550
Sprouts Farmers Market LLC (a)	27,149	732,480
		16,149,765
Food Products - 1.3%
Associated British Foods PLC	148,232	6,686,833
Kraft Foods Group, Inc.	1,000	85,140
Mondelez International, Inc.	78,635	3,235,044
Pinnacle Foods, Inc.	9,600	437,184
The Hain Celestial Group, Inc. (a)	10,100	665,186
		11,109,387
Household Products - 1.4%
Colgate-Palmolive Co.	178,335	11,664,892
Procter & Gamble Co.	6,200	485,088
		12,149,980
Personal Products - 1.7%
AMOREPACIFIC Group, Inc.	580	96,877
Coty, Inc. Class A	3,300	105,501
Estee Lauder Companies, Inc. Class A	157,744	13,670,095
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Hengan International Group Co. Ltd.	7,500	$ 89,111
L'Oreal SA	1,322	235,813
		14,197,397
TOTAL CONSUMER STAPLES		58,131,717
ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	39,150	3,374,339
Oil, Gas & Consumable Fuels - 1.1%
Birchcliff Energy Ltd. (a)	13,200	73,662
Continental Resources, Inc. (a)	9,810	415,846
EOG Resources, Inc.	73,086	6,398,679
Kinder Morgan, Inc.	11,100	426,129
Marathon Petroleum Corp.	15,700	821,267
Newfield Exploration Co. (a)	700	25,284
Pioneer Natural Resources Co.	1,000	138,690
TAG Oil Ltd. (a)	158,192	176,050
Tesoro Corp.	6,100	514,901
Valero Energy Corp.	11,600	726,160
		9,716,668
TOTAL ENERGY		13,091,007
FINANCIALS - 10.6%
Banks - 4.8%
Banco Santander Chile sponsored ADR	24,100	488,025
Bank of America Corp.	194,700	3,313,794
Citigroup, Inc.	116,873	6,456,065
HDFC Bank Ltd. sponsored ADR	53,587	3,243,621
JPMorgan Chase & Co.	69,000	4,675,440
U.S. Bancorp	47,131	2,045,485
Virgin Money Holdings Uk PLC (a)	70,700	489,340
Wells Fargo & Co.	366,104	20,589,689
		41,301,459
Capital Markets - 1.6%
BlackRock, Inc. Class A	17,647	6,105,509
Charles Schwab Corp.	48,500	1,583,525
Goldman Sachs Group, Inc.	8,600	1,795,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	69,458	$ 2,694,276
Oaktree Capital Group LLC Class A	26,108	1,388,423
		13,567,327
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	900	221,562
Springleaf Holdings, Inc. (a)	400	18,364
		239,926
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class A (a)	111	22,738,350
McGraw Hill Financial, Inc.	37,453	3,762,154
		26,500,504
Insurance - 0.8%
AIA Group Ltd.	188,400	1,233,469
Direct Line Insurance Group PLC	85,800	452,703
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	788,958
Marsh & McLennan Companies, Inc.	56,022	3,176,447
The Chubb Corp.	6,538	622,025
The Travelers Companies, Inc.	100	9,666
		6,283,268
Real Estate Investment Trusts - 0.3%
American Tower Corp.	14,000	1,306,060
Equity Residential (SBI)	15,900	1,115,703
		2,421,763
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (i)	4,986	163,987
TOTAL FINANCIALS		90,478,234
HEALTH CARE - 19.2%
Biotechnology - 9.6%
Aduro Biotech, Inc.	3,700	112,221
Agios Pharmaceuticals, Inc. (a)	8,800	978,032
Alexion Pharmaceuticals, Inc. (a)	4,568	825,757
Alnylam Pharmaceuticals, Inc. (a)	2,400	287,688
Amgen, Inc.	19,811	3,041,385
Biogen, Inc. (a)	60,751	24,539,759
BioMarin Pharmaceutical, Inc. (a)	3,000	410,340
Biotie Therapies Corp. sponsored ADR	12,200	243,634
bluebird bio, Inc. (a)	4,100	690,317
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Blueprint Medicines Corp.	3,200	$ 84,768
Celgene Corp. (a)	36,000	4,166,460
Celldex Therapeutics, Inc. (a)	3,400	85,748
Cellectis SA sponsored ADR	5,300	191,224
Cidara Therapeutics, Inc.	2,700	37,854
Coherus BioSciences, Inc.	1,900	54,910
Dyax Corp. (a)	14,100	373,650
Enanta Pharmaceuticals, Inc. (a)	10,374	466,726
Exact Sciences Corp. (a)	14,900	443,126
Genmab A/S (a)	1,200	104,365
Gilead Sciences, Inc.	297,605	34,843,593
Insmed, Inc. (a)	4,200	102,564
Karyopharm Therapeutics, Inc. (a)	2,900	78,909
Medivation, Inc. (a)	13,800	1,575,960
Neurocrine Biosciences, Inc. (a)	10,500	501,480
OvaScience, Inc. (a)	144,180	4,171,127
Receptos, Inc. (a)	8,300	1,577,415
Regeneron Pharmaceuticals, Inc. (a)	2,900	1,479,377
Repligen Corp. (a)	8,807	363,465
Sage Therapeutics, Inc.	1,100	80,300
TESARO, Inc. (a)	1,900	111,701
uniQure B.V. (a)	7,700	207,900
Vertex Pharmaceuticals, Inc. (a)	900	111,132
		82,342,887
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	10,074	1,426,982
Boston Scientific Corp. (a)	182,300	3,226,710
C.R. Bard, Inc.	4,400	751,080
DexCom, Inc. (a)	22,972	1,837,301
ICU Medical, Inc. (a)	900	86,094
Medtronic PLC	53,266	3,947,011
Nevro Corp.	2,700	145,125
Stryker Corp.	3,000	286,710
Zimmer Biomet Holdings, Inc.	18,900	2,064,447
		13,771,460
Health Care Providers & Services - 4.2%
Aetna, Inc.	29,214	3,723,616
AmerisourceBergen Corp.	34,325	3,650,121
Anthem, Inc.	18,600	3,053,004
Cardinal Health, Inc.	5,750	480,988
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cigna Corp.	17,900	$ 2,899,800
HCA Holdings, Inc. (a)	15,600	1,415,232
Henry Schein, Inc. (a)	55,993	7,957,725
Team Health Holdings, Inc. (a)	1,400	91,462
Teladoc, Inc.	2,100	39,900
UnitedHealth Group, Inc.	96,234	11,740,548
Universal Health Services, Inc. Class B	5,600	795,760
		35,848,156
Health Care Technology - 0.7%
Cerner Corp. (a)	84,870	5,861,122
Life Sciences Tools & Services - 1.5%
Eurofins Scientific SA	1,600	487,145
Illumina, Inc. (a)	8,686	1,896,675
Mettler-Toledo International, Inc. (a)	12,955	4,423,614
Thermo Fisher Scientific, Inc.	31,481	4,084,975
Waters Corp. (a)	11,300	1,450,694
		12,343,103
Pharmaceuticals - 1.6%
Allergan PLC (a)	633	192,090
Astellas Pharma, Inc.	120,400	1,717,189
Biodelivery Sciences International, Inc. (a)(d)	80,233	638,655
Bristol-Myers Squibb Co.	91,568	6,092,935
Johnson & Johnson	16,239	1,582,653
Novartis AG sponsored ADR	4,200	413,028
Novo Nordisk A/S Series B	6,900	378,637
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,200	2,671,320
		13,686,507
TOTAL HEALTH CARE		163,853,235
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.	647	59,750
The Boeing Co.	14,700	2,039,184
TransDigm Group, Inc.	2,300	516,741
United Technologies Corp.	1,400	155,302
		2,770,977
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	6,900	430,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	27,200	$ 4,634,880
XPO Logistics, Inc. (a)(d)	31,661	1,430,444
		6,495,815
Airlines - 0.8%
American Airlines Group, Inc.	4,900	195,682
Delta Air Lines, Inc.	13,000	534,040
Ryanair Holdings PLC sponsored ADR	28,600	2,040,610
Southwest Airlines Co.	96,000	3,176,640
United Continental Holdings, Inc. (a)	17,600	932,976
		6,879,948
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	4,800	90,385
Toto Ltd.	32,000	576,803
		667,188
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	1,000	133,910
Electrical Equipment - 0.0%
Sensata Technologies Holding BV (a)	1,300	68,562
Industrial Conglomerates - 1.9%
3M Co.	43,323	6,684,739
Danaher Corp.	78,520	6,720,527
General Electric Co.	120,400	3,199,028
		16,604,294
Machinery - 0.7%
Deere & Co.	14,400	1,397,520
Fanuc Corp.	1,200	245,912
Illinois Tool Works, Inc.	29,893	2,743,878
Minebea Ltd.	16,000	264,215
PACCAR, Inc.	19,500	1,244,295
Snap-On, Inc.	500	79,625
		5,975,445
Professional Services - 0.3%
Equifax, Inc.	6,400	621,376
Robert Half International, Inc.	14,300	793,650
Verisk Analytics, Inc. (a)	17,778	1,293,527
		2,708,553
Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	25,200	4,035,632
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	5,700	$ 467,913
Union Pacific Corp.	45,140	4,305,002
		8,808,547
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	39,650	1,344,135
HD Supply Holdings, Inc. (a)	3,600	126,648
		1,470,783
TOTAL INDUSTRIALS		52,584,022
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	11,600	353,916
F5 Networks, Inc. (a)	822	98,928
Palo Alto Networks, Inc. (a)	5,900	1,030,730
QUALCOMM, Inc.	12,649	792,207
		2,275,781
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	189,300	10,973,721
CDW Corp.	3,388	116,141
Fitbit, Inc.	7,300	279,079
IPG Photonics Corp. (a)(d)	7,400	630,295
Keyence Corp.	900	485,795
		12,485,031
Internet Software & Services - 11.2%
Akamai Technologies, Inc. (a)	20,300	1,417,346
Alibaba Group Holding Ltd. sponsored ADR	18,300	1,505,541
Cimpress NV (a)	4,300	361,888
Constant Contact, Inc. (a)	8,202	235,890
eBay, Inc. (a)	10,000	602,400
Facebook, Inc. Class A (a)	740,206	63,483,771
Google, Inc.:
Class A (a)	19,339	10,443,834
Class C	20,300	10,566,353
JUST EAT Ltd. (a)	48,181	307,965
LendingClub Corp. (d)	29,423	433,989
LinkedIn Corp. Class A (a)	4,622	955,044
LogMeIn, Inc. (a)	6,913	445,819
Shopify, Inc. Class A	1,100	37,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Stamps.com, Inc. (a)	600	$ 44,142
SurveyMonkey (i)	62,998	996,628
Tencent Holdings Ltd.	39,700	793,862
Yahoo!, Inc. (a)	83,405	3,276,982
		95,908,778
IT Services - 5.2%
Alliance Data Systems Corp. (a)	7,830	2,285,890
ASAC II LP (a)(i)	224,957	3,654,196
Cognizant Technology Solutions Corp. Class A (a)	34,100	2,083,169
Fidelity National Information Services, Inc.	56,997	3,522,415
Fiserv, Inc. (a)	7,900	654,357
FleetCor Technologies, Inc. (a)	11,000	1,716,660
Gartner, Inc. Class A (a)	5,400	463,212
Global Payments, Inc.	4,800	496,560
MasterCard, Inc. Class A	199,390	18,638,977
Total System Services, Inc.	9,000	375,930
Visa, Inc. Class A	162,240	10,894,416
		44,785,782
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	24,400	1,566,114
ARM Holdings PLC	31,100	508,917
ARM Holdings PLC sponsored ADR	1,700	83,759
ASML Holding NV	6,200	645,606
Avago Technologies Ltd.	57,400	7,630,182
Broadcom Corp. Class A	27,600	1,421,124
Cavium, Inc. (a)	17,100	1,176,651
Freescale Semiconductor, Inc. (a)	59,351	2,372,259
Inphi Corp. (a)	9,245	211,341
Linear Technology Corp.	206	9,111
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	21,008	803,556
NXP Semiconductors NV (a)	23,698	2,327,144
Qorvo, Inc. (a)	24,062	1,931,457
Skyworks Solutions, Inc.	25,571	2,661,941
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	76,900	1,746,399
		25,095,561
Software - 4.8%
Activision Blizzard, Inc.	3,500	84,735
Adobe Systems, Inc. (a)	54,073	4,380,454
Check Point Software Technologies Ltd. (a)	7,200	572,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	17,500	$ 1,163,750
Fleetmatics Group PLC (a)	2,300	107,709
Informatica Corp. (a)	6,100	295,667
Intuit, Inc.	31,900	3,214,563
Microsoft Corp.	22,007	971,609
Mobileye NV (a)	42,865	2,279,132
Qlik Technologies, Inc. (a)	24,546	858,128
Red Hat, Inc. (a)	8,900	675,777
Salesforce.com, Inc. (a)	208,126	14,491,813
ServiceNow, Inc. (a)	52,411	3,894,661
Symantec Corp.	12,000	279,000
Tableau Software, Inc. (a)	6,100	703,330
Ultimate Software Group, Inc. (a)	36,141	5,939,412
Workday, Inc. Class A (a)	15,400	1,176,406
Xero Ltd. (a)	3,977	48,645
		41,137,551
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	204,941	25,704,725
Xaar PLC	24,188	176,725
		25,881,450
TOTAL INFORMATION TECHNOLOGY		247,569,934
MATERIALS - 3.5%
Chemicals - 3.0%
Agrium, Inc. (d)	3,600	381,531
Air Products & Chemicals, Inc.	4,900	670,467
Celanese Corp. Class A	1,800	129,384
CF Industries Holdings, Inc.	37,000	2,378,360
Ecolab, Inc.	34,193	3,866,203
LyondellBasell Industries NV Class A	800	82,816
Monsanto Co.	5,531	589,549
Olin Corp. (d)	7,400	199,430
Platform Specialty Products Corp. (a)	24,600	629,268
PPG Industries, Inc.	97,362	11,169,369
Sherwin-Williams Co.	20,200	5,555,404
		25,651,781
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,600	650,946
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	9,700	$ 680,455
MeadWestvaco Corp.	8,914	420,652
Rock-Tenn Co. Class A	14,434	868,927
Sealed Air Corp.	19,804	1,017,530
		2,987,564
Metals & Mining - 0.1%
B2Gold Corp. (a)	139,000	212,562
Barrick Gold Corp.	6,900	73,751
Franco-Nevada Corp.	3,200	152,621
Ivanhoe Mines Ltd. (a)	64,200	46,261
Novagold Resources, Inc. (a)	23,138	79,473
Primero Mining Corp. (a)	60,700	236,677
Randgold Resources Ltd. sponsored ADR	917	61,393
		862,738
TOTAL MATERIALS		30,153,029
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	11,900	461,363
TOTAL COMMON STOCKS (Cost $559,476,869)		825,833,251
Convertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(i)	4,308	401,051
Series E (e)(i)	2,148	199,967
		601,018
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(i)	174,063	1,167,963
TOTAL CONSUMER DISCRETIONARY		1,768,981
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(i)	30,015	400,007
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.3%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (i)	331,477	$ 943,814
Real Estate Management & Development - 0.2%
WeWork Companies, Inc. Series E (i)	44,875	1,475,919
TOTAL FINANCIALS		2,419,733
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series E (i)	5,172	55,999
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (i)	4,394	340,359
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.8%
Dropbox, Inc. Series C (a)(i)	53,923	877,327
Pinterest, Inc.:
Series E, 8.00% (a)(i)	63,759	2,288,659
Series F, 8.00% (i)	66,300	2,379,869
Series G, 8.00% (i)	10,394	373,097
Uber Technologies, Inc. Series D, 8.00% (i)	36,744	1,224,222
		7,143,174
IT Services - 0.1%
Nutanix, Inc. Series E (i)	24,249	408,838
Software - 0.4%
Cloudera, Inc. Series F (a)(i)	9,618	206,114
Cloudflare, Inc. Series D (i)	34,105	240,246
Magic Leap, Inc. Series B, 8.00% (i)	231,802	2,524,324
Twilio, Inc. Series E (i)	22,702	256,760
		3,227,444
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(i)	11,508	214,854
TOTAL INFORMATION TECHNOLOGY		10,994,310
Convertible Preferred Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (i)	20,342	$ 250,003
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,364,862)		16,229,392
Bank Loan Obligations - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc.:
Tranche B, term loan 6/26/22 (h)	$ 195,000	195,000
Tranche B, term loan 5.25% 10/15/21 (f)	427,850	427,850
TOTAL BANK LOAN OBLIGATIONS (Cost $617,597)		622,850
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	19,414,950	19,414,950
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	14,338,218	14,338,218
TOTAL MONEY MARKET FUNDS (Cost $33,753,168)		33,753,168
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $606,212,496)		876,438,661
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(20,959,621)
NET ASSETS - 100%		$ 855,479,040
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(h) The coupon rate will be determined upon settlement of the loan after period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,829,053 or 2.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$ 55,999
Airbnb, Inc. Series D	4/16/14	$ 175,392
Airbnb, Inc. Series E	6/29/15	$ 199,967
Altiostar Networks, Inc. Series D	1/7/15	$ 250,003
ASAC II LP	10/10/13	$ 2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 804,171
Blue Apron, Inc. Series D	5/18/15	$ 400,007
Cloudera, Inc. Series F	2/5/14	$ 140,038
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$ 212,499
Dropbox, Inc. Series C	1/30/14	$ 1,029,994
Legend Pictures LLC	10/15/14 - 6/10/15	$ 1,602,681
Magic Leap, Inc. Series B, 8.00%	10/17/14	$ 2,679,631
Nutanix, Inc. Series E	8/26/14	$ 324,852
Oportun Finance Corp. Series H	2/6/15	$ 943,814
Security	Acquisition Date	Acquisition Cost
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$ 373,097
Pure Storage, Inc. Series E	8/22/13	$ 79,768
Space Exploration Technologies Corp. Series G	1/20/15	$ 340,359
SurveyMonkey	12/15/14	$ 1,036,317
Twilio, Inc. Series E	4/24/15	$ 256,760
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 570,012
WeWork Companies, Inc. Class A	6/23/15	$ 163,987
WeWork Companies, Inc. Series E	6/23/15	$ 1,475,919
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,956
Fidelity Securities Lending Cash Central Fund	33,042
Total	$ 46,998
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,279,691	$ 167,234,594	$ 491,266	$ 3,553,831
Consumer Staples	58,531,724	58,131,717	-	400,007
Energy	13,091,007	13,091,007	-	-
Financials	92,897,967	90,314,247	-	2,583,720
Health Care	163,909,234	163,474,598	378,637	55,999
Industrials	52,924,381	52,584,022	-	340,359
Information Technology	258,564,244	241,616,331	1,302,779	15,645,134
Materials	30,153,029	30,153,029	-	-
Telecommunication Services	711,366	461,363	-	250,003
Bank Loan Obligations	622,850	-	622,850	-
Money Market Funds	33,753,168	33,753,168	-	-
Total Investments in Securities:	$ 876,438,661	$ 850,814,076	$ 2,795,532	$ 22,829,053
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Information Technology
Beginning Balance	$ 12,244,002
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,743,760
Cost of Purchases	657,372
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,645,134
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 2,743,760
Other Investments in Securities
Beginning Balance	$ 2,289,109
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	763,318
Cost of Purchases	4,131,492
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,183,919
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 763,318

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,346,409) - See accompanying schedule: Unaffiliated issuers (cost $572,459,328)	$ 842,685,493
Fidelity Central Funds (cost $33,753,168)	33,753,168
Total Investments (cost $606,212,496)		$ 876,438,661
Cash		6,767
Receivable for investments sold		7,734,504
Receivable for fund shares sold		8,377
Dividends receivable		433,624
Interest receivable		62
Distributions receivable from Fidelity Central Funds		8,736
Other receivables		4,063
Total assets		884,634,794

Liabilities
Payable for investments purchased
Regular delivery	$ 2,012,747
Delayed delivery	199,967
Payable for fund shares redeemed	11,879,359
Accrued management fee	522,010
Other affiliated payables	150,150
Other payables and accrued expenses	53,303
Collateral on securities loaned, at value	14,338,218
Total liabilities		29,155,754

Net Assets		$ 855,479,040
Net Assets consist of:
Paid in capital		$ 557,507,098
Undistributed net investment income		436,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,308,231
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,227,353
Net Assets, for 54,109,941 shares outstanding		$ 855,479,040
Net Asset Value, offering price and redemption price per share ($855,479,040 ÷ 54,109,941 shares)		$ 15.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)
Investment Income
Dividends		$ 4,368,940
Interest		11,336
Income from Fidelity Central Funds		46,998
Total income		4,427,274

Expenses
Management fee
Basic fee	$ 2,387,517
Performance adjustment	618,844
Transfer agent fees	759,252
Accounting and security lending fees	149,651
Custodian fees and expenses	54,183
Independent trustees' compensation	1,814
Audit	31,592
Legal	621
Miscellaneous	3,926
Total expenses before reductions	4,007,400
Expense reductions	(24,195)	3,983,205
Net investment income (loss)		444,069
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,580,608
Foreign currency transactions	(8,532)
Total net realized gain (loss)		28,572,076
Change in net unrealized appreciation (depreciation) on: Investment securities	18,563,697
Assets and liabilities in foreign currencies	2,507
Total change in net unrealized appreciation (depreciation)		18,566,204
Net gain (loss)		47,138,280
Net increase (decrease) in net assets resulting from operations		$ 47,582,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 444,069	$ (549,730)
Net realized gain (loss)	28,572,076	25,042,444
Change in net unrealized appreciation (depreciation)	18,566,204	58,940,005
Net increase (decrease) in net assets resulting from operations	47,582,349	83,432,719
Distributions to shareholders from net realized gain	(2,751,428)	(23,957,426)
Share transactions
Proceeds from sales of shares	36,768,286	120,892,848
Reinvestment of distributions	2,751,428	23,957,426
Cost of shares redeemed	(99,205,421)	(142,839,168)
Net increase (decrease) in net assets resulting from share transactions	(59,685,707)	2,011,106
Total increase (decrease) in net assets	(14,854,786)	61,486,399

Net Assets
Beginning of period	870,333,826	808,847,427
End of period (including undistributed net investment income of $436,358 and accumulated net investment loss of $7,711, respectively)	$ 855,479,040	$ 870,333,826
Other Information Shares
Sold	2,374,506	8,384,345
Issued in reinvestment of distributions	178,896	1,579,199
Redeemed	(6,369,225)	(9,862,931)
Net increase (decrease)	(3,815,823)	100,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 13.99	$ 10.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	.83	1.46	4.14	.05
Total from investment operations	.84	1.45	4.13	.05
Distributions from net investment income	-	-	-	- I
Distributions from net realized gain	(.05)	(.42)	(.19)	-
Total distributions	(.05)	(.42)	(.19)	- I
Net asset value, end of period	$ 15.81	$ 15.02	$ 13.99	$ 10.05
Total ReturnB, C	5.59%	10.34%	41.23%	.54%
Ratios to Average Net AssetsE, H
Expenses before reductions	.92%A	.88%	.82%	1.18% A
Expenses net of fee waivers, if any	.92%A	.88%	.82%	1.18% A
Expenses net of all reductions	.91%A	.87%	.80%	1.17% A
Net investment income (loss)	.10% A	(.07)%	(.07)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,479	$ 870,334	$ 808,847	$ 481,477
Portfolio turnover rate F	38% A	47%	52%	68% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 22,829,053	Last transaction price	Transaction price	$2.85 - $93.09 / $34.14	Increase
			Adjusted transaction price	$33.32	Increase
		Market comparable	EV/EBITDA multiple	17.5 - 25.2 / 19.2	Increase
			EV/Sales multiple	1.9 - 12.6 / 4.6	Increase
			Discount rate	10.0% - 20.0% / 17.4%	Decrease
			P/E multiple	14.4	Increase
			Discount for lack of marketability	15.0%	Decrease
		Partnership NAV	Discount for lack of marketability	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 275,113,645
Gross unrealized depreciation	(5,682,310)
Net unrealized appreciation (depreciation) on securities	$ 269,431,335

Tax cost	$ 607,007,326

The Fund elected to defer to its next fiscal year approximately $7,711 of currency losses recognized during the period November 1, 2014 to December 31,2014.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,455,706 and $223,699,892, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,006 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $686 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33,042, including $12 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,140 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, during the period in the amount of $17,052.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AO1TI-SANN-0815
1.950954.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2015